UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	4.70%	1.50%	2.30%
Class M (incl. 4.00% sales charge)	4.72%	1.51%	2.31%
Class C (incl. contingent deferred sales charge)	7.24%	1.55%	1.94%
Fidelity® Government Income Fund	9.33%	2.66%	3.04%
Class I	9.38%	2.61%	3.00%
Class Z	9.49%	2.63%	3.01%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$13,494	Fidelity® Government Income Fund
$13,659	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, fund's share classes posted gains in the range of 8.2% to 9.5%, net of fees, compared with the 9.49% gain of the benchmark Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blend Index. We attempted to exploit market inefficiencies while managing risk, identifying attractively priced securities in accordance with our longer-term strategy. Our use of swaptions (options that give the buyer the right, but not the obligation, to enter into a swap contract after specified periods of time) was another positive. We purchased swaptions when interest-rate volatility was below what we deemed reasonable in early 2019, anticipating volatility would rise. This ultimately proved to be the case later in the period, and rising rate-volatility boosted the value of our swaptions. We also added value with the fund's yield-curve positioning. Elsewhere, owning securities made up of reperforming loans issued by Fannie Mae contributed, as did timely purchases and sales of Freddie Mac K-Series securities made up of mortgages on multifamily housing projects, and our security selection among agency mortgage securities. Conversely, the fund's exposure to floating-rate collateralized mortgage obligations (CMOs) detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2019

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	4.7
2 - 2.99%	35.5
3 - 3.99%	28.8
4 - 4.99%	14.2
5 - 5.99%	3.8
6 - 6.99%	0.2
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019*,**,***
Mortgage Securities	31.1%
CMOs and Other Mortgage Related Securities	14.1%
U.S. Treasury Obligations	48.2%
U.S. Government Agency Obligations†	2.5%
Foreign Government & Government Agency Obligations	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments – 1.8%

 ** Futures and Swaps – 14.8%

 *** Written options – (4.6)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 50.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority:
5.25% 9/15/39	$2,807	$4,036
5.375% 4/1/56	3,438	5,686
		9,722
U.S. Treasury Obligations - 48.2%
U.S. Treasury Bonds:
2.25% 8/15/49	1,760	1,872
2.5% 2/15/45 (a)	178,195	197,744
2.875% 5/15/49	5,600	6,753
3% 2/15/49	132,551	163,297
4.75% 2/15/37 (a)(b)(c)	69,091	101,054
U.S. Treasury Notes:
1.25% 8/31/24	23,320	23,162
1.625% 8/31/22	17,293	17,387
1.625% 8/15/29	1,500	1,517
1.75% 10/31/20	2,405	2,405
1.75% 7/31/21	24,900	25,003
1.75% 7/31/24	2,160	2,196
1.875% 7/31/22	47,036	47,611
2% 8/15/25	12,238	12,626
2.125% 12/31/22	40,469	41,387
2.125% 3/31/24	110,993	114,466
2.125% 7/31/24	74,916	77,441
2.125% 5/15/25	18,702	19,408
2.25% 7/31/21	7,021	7,113
2.25% 4/30/24	3,571	3,705
2.25% 12/31/24	27,679	28,853
2.25% 3/31/26	1,166	1,224
2.375% 4/15/21	62,750	63,507
2.5% 12/31/20	111,427	112,615
2.5% 1/31/21	107,184	108,411
2.5% 2/28/21	59,889	60,649
2.5% 1/15/22	65,460	66,997
2.5% 2/28/26	85,942	91,515
2.625% 6/30/23	6,315	6,597
2.625% 12/31/23	78,488	82,443
2.625% 2/15/29	87,517	96,135
2.75% 6/30/25	39,256	42,125
2.875% 11/30/25	36,311	39,395
3.125% 11/15/28	18,150	20,672
		1,687,285
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.5628% 12/7/20 (NCUA Guaranteed) (d)(e)	2,101	2,096
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	76,026
		78,122
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,650,996)		1,775,129

U.S. Government Agency - Mortgage Securities - 24.3%
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (d)(e)	61	64
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (d)(e)	102	106
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (d)(e)	52	55
12 month U.S. LIBOR + 1.553% 4.428% 5/1/44 (d)(e)	235	243
12 month U.S. LIBOR + 1.557% 4.67% 2/1/44 (d)(e)	110	113
12 month U.S. LIBOR + 1.558% 4.544% 2/1/44 (d)(e)	147	152
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (d)(e)	105	110
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (d)(e)	110	114
12 month U.S. LIBOR + 1.575% 4.601% 4/1/44 (d)(e)	622	642
12 month U.S. LIBOR + 1.580% 4.574% 1/1/44 (d)(e)	196	202
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (d)(e)	230	238
12 month U.S. LIBOR + 1.666% 4.538% 11/1/36 (d)(e)	34	35
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (d)(e)	101	105
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (d)(e)	85	88
12 month U.S. LIBOR + 1.752% 4.734% 3/1/40 (d)(e)	582	608
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (d)(e)	131	138
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (d)(e)	264	274
12 month U.S. LIBOR + 1.818% 4.535% 7/1/41 (d)(e)	70	73
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(e)	40	41
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (d)(e)	315	328
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (d)(e)	47	49
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (d)(e)	37	38
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (d)(e)	36	37
6 month U.S. LIBOR + 1.510% 4.144% 2/1/33 (d)(e)	40	41
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (d)(e)	49	51
6 month U.S. LIBOR + 1.535% 4.315% 12/1/34 (d)(e)	76	79
6 month U.S. LIBOR + 1.556% 4.278% 10/1/33 (d)(e)	25	26
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (d)(e)	30	31
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (d)(e)	19	20
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (d)(e)	63	65
2.5% 1/1/32	494	502
3% 1/1/28 to 6/1/34	14,248	14,720
3.5% 7/1/32	8,427	8,790
4% 5/1/29	5,225	5,458
4.5% 11/1/25	2,012	2,085
5.5% 12/1/39 to 5/1/44	21,750	24,017
6% 1/1/34 to 6/1/36	3,339	3,763
6.5% 3/1/22 to 5/1/27	150	164
		63,665
Freddie Mac - 1.4%
12 month U.S. LIBOR + 1.754% 4.498% 9/1/41 (d)(e)	698	722
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (d)(e)	55	57
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(e)	52	54
12 month U.S. LIBOR + 1.880% 4.717% 10/1/41 (d)(e)	1,056	1,096
12 month U.S. LIBOR + 1.884% 4.628% 10/1/42 (d)(e)	357	372
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)	49	51
12 month U.S. LIBOR + 1.910% 4.73% 6/1/41 (d)(e)	104	109
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (d)(e)	89	93
12 month U.S. LIBOR + 1.910% 4.807% 5/1/41 (d)(e)	105	109
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (d)(e)	229	240
12 month U.S. LIBOR + 2.070% 4.998% 3/1/33 (d)(e)	5	5
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (d)(e)	148	153
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (d)(e)	54	57
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (d)(e)	44	46
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (d)(e)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (d)(e)	454	475
2.5% 6/1/31 to 7/1/33	8,949	9,085
3% 4/1/33 to 11/1/33	30,679	31,723
3.5% 7/1/32	3,038	3,170
5.5% 7/1/29	11	12
6% 1/1/24	433	454
9.5% 11/1/19 to 8/1/21	0	0
		48,088
Ginnie Mae - 11.1%
6% 6/15/36	2,805	3,169
3% 9/1/49 (f)	4,900	5,053
3% 9/1/49 (f)	21,600	22,274
3% 9/1/49 (f)	12,200	12,581
3% 9/1/49 (f)	12,100	12,478
3% 9/1/49 (f)	9,750	10,054
3% 9/1/49 (f)	15,350	15,829
3% 9/1/49 (f)	14,450	14,901
3% 9/1/49 (f)	3,200	3,300
3% 9/1/49 (f)	2,700	2,784
3% 9/1/49 (f)	1,400	1,444
3% 9/1/49 (f)	6,500	6,703
3% 9/1/49 (f)	11,200	11,550
3% 9/1/49 (f)	36,100	37,227
3% 10/1/49 (f)	24,600	25,335
3.5% 8/20/42 to 6/20/49	42,319	44,447
3.5% 9/1/49 (f)	11,900	12,363
3.5% 9/1/49 (f)	11,800	12,259
4% 3/20/47	22,120	23,345
4.469% 2/20/62 (d)(g)	361	365
4.5% 6/20/48	106,438	111,972
4.573% 2/20/62 (d)(g)	67	67
4.97% 1/20/62 (d)(g)	614	621
5.47% 8/20/59 (d)(g)	6	6
		390,127
Uniform Mortgage Backed Securities - 10.0%
3.5% 9/1/49 (f)	9,300	9,556
4% 9/1/49 (f)	40,500	42,042
4% 9/1/49 (f)	85,350	88,599
4% 9/1/49 (f)	38,050	39,499
4% 9/1/49 (f)	85,350	88,599
4% 9/1/49 (f)	40,500	42,042
4% 9/1/49 (f)	38,050	39,499
		349,836
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $847,600)		851,716

Asset-Backed Securities - 0.0%
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.3755% 1/25/30 (d)(e)	$571	$571
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	302	310
Series 2002-20K Class 1, 5.08% 11/1/22	419	432
Series 2004-20H Class 1, 5.17% 8/1/24	213	225
TOTAL ASSET-BACKED SECURITIES
(Cost $1,505)		1,538

Collateralized Mortgage Obligations - 12.3%
U.S. Government Agency - 12.3%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.1253% 8/25/31 (d)(e)	54	55
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.782% 11/18/31 (d)(e)	54	54
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.1453% 4/25/32 (d)(e)	23	24
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.1453% 11/25/32 (d)(e)	48	48
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0753% 6/25/36 (d)(e)	3,631	3,682
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	268	270
Series 2005-64 Class PX, 5.5% 6/25/35	749	798
Series 2005-68 Class CZ, 5.5% 8/25/35	3,076	3,496
Series 2006-45 Class OP 6/25/36 (h)	489	445
Series 2010-118 Class PB, 4.5% 10/25/40	3,991	4,320
Series 2012-149:
Class DA, 1.75% 1/25/43	687	684
Class GA, 1.75% 6/25/42	713	704
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	394	406
Series 2004-91 Class Z, 5% 12/25/34	3,328	3,678
Series 2005-117 Class JN, 4.5% 1/25/36	253	273
Series 2005-14 Class ZB, 5% 3/25/35	1,059	1,170
Series 2006-72 Class CY, 6% 8/25/26	1,862	1,985
Series 2009-59 Class HB, 5% 8/25/39	1,519	1,679
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	14	0
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	1,871	139
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0653% 3/25/36 (d)(e)	2,309	2,357
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	192	3
Series 2012-27 Class EZ, 4.25% 3/25/42	6,706	7,464
Series 2016-26 Class CG, 3% 5/25/46	14,578	14,844
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.7951% 2/15/32 (d)(e)	32	33
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 3.0951% 10/15/33 (d)(e)	1,742	1,770
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.0951% 2/15/33 (d)(e)	997	1,012
planned amortization class:
Series 1141 Class G, 9% 9/15/21	10	10
Series 2682 Class LD, 4.5% 10/15/33	445	470
Series 3415 Class PC, 5% 12/15/37	299	329
Series 3857 Class ZP, 5% 5/15/41	3,305	4,100
Series 4135 Class AB, 1.75% 6/15/42	535	532
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	5,152	5,853
Series 2587 Class AD, 4.71% 3/15/33	1,867	1,960
Series 2877 Class ZD, 5% 10/15/34	4,159	4,597
Series 3007 Class EW, 5.5% 7/15/25	2,861	3,015
Series 3745 Class KV, 4.5% 12/15/26	5,155	5,482
Series 3871 Class KB, 5.5% 6/15/41	12,574	14,651
Series 3889 Class DZ, 4% 1/15/41	37,688	40,254
Series 3843 Class PZ, 5% 4/15/41	2,827	3,420
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	3,834	3,987
Series 4341 Class ML, 3.5% 11/15/31	6,771	7,151
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.6521% 1/20/38 (d)(e)	171	172
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.0321% 8/20/38 (d)(e)	1,299	1,317
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.0721% 9/20/38 (d)(e)	1,079	1,103
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.7974% 11/16/39 (d)(e)	680	685
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.9295% 9/20/61 (d)(e)(g)	6,721	6,734
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 10/20/61 (d)(e)(g)	4,244	4,256
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 11/20/61 (d)(e)(g)	3,794	3,814
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 1/20/62 (d)(e)(g)	2,411	2,423
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 1/20/62 (d)(e)(g)	3,494	3,507
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 3/20/62 (d)(e)(g)	2,177	2,179
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (d)(e)(g)	140	141
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.9795% 8/20/63 (d)(e)(g)	1,008	1,011
Class FD, 1 month U.S. LIBOR + 0.600% 2.9795% 8/20/63 (d)(e)(g)	2,626	2,631
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 3.0295% 12/20/63 (d)(e)(g)	33,290	33,441
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 1/20/64 (d)(e)(g)	10,879	10,908
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.6795% 3/20/65 (d)(e)(g)	146	146
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6595% 5/20/63 (d)(e)(g)	1,033	1,032
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5795% 4/20/63 (d)(e)(g)	1,020	1,017
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.7795% 12/20/62 (d)(e)(g)	1,075	1,074
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4221% 10/20/47 (d)(e)	4,337	4,297
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4721% 5/20/48 (d)(e)	5,375	5,332
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4721% 6/20/48 (d)(e)	6,189	6,138
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	13,019
Series 2017-134 Class BA, 2.5% 11/20/46	660	670
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,956
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	1,636	1,628
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	21,001	21,186
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	5,265	5,326
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	4,232	4,262
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8795% 9/20/62 (d)(e)(g)	6,403	6,405
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.0295% 11/20/65 (d)(e)(g)	622	623
Series 2017-139 Class BA, 3% 9/20/47	12,313	12,495
Series 2004-22 Class M1, 5.5% 4/20/34	652	844
Series 2010-169 Class Z, 4.5% 12/20/40	7,467	8,362
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	2,834	2,842
Series 2010-H17 Class XP, 5.2943% 7/20/60 (d)(g)	1,662	1,668
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	1,591	1,601
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	574	20
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7705% 4/20/39 (d)(j)	1,496	1,540
Class ST, 8.800% - 1 month U.S. LIBOR 5.9038% 8/20/39 (d)(j)	5,203	5,389
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	12,784	12,728
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	4,320	4,317
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	6,272	6,264
Class JA, 2.5% 6/20/65 (g)	1,328	1,327
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	12,608	12,557
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.43% 5/20/66 (d)(e)(g)	17,790	17,794
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (d)(e)(g)	16,402	16,360
Series 2090-118 Class XZ, 5% 12/20/39	15,571	18,003
		428,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $427,531)		428,748

Commercial Mortgage Securities - 0.3%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,580	3,652
sequential payer Series K712 Class A2, 1.869% 11/25/19	7,151	7,137
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,815)		10,789

Foreign Government and Government Agency Obligations - 1.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	48	56
5.5% 4/26/24	6,065	7,110
Jordanian Kingdom 3% 6/30/25	19,267	20,593
Ukraine Government 1.471% 9/29/21	34,809	34,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,933)		62,508
	Shares	Value (000s)

Fixed-Income Funds - 20.9%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $690,783)	6,649,461	730,709

Money Market Funds - 5.5%
Fidelity Cash Central Fund 2.13% (l)
(Cost $190,770)	190,734,128	190,772

Purchased Swaptions - 0.7%(m)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	$528
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	125
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	275
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	55
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	26
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	18,000	112
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	51
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	106
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	114

TOTAL PUT OPTIONS			1,392

Call Options - 0.7%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	1,771
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	1,628
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	3,294
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	807
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	1,103
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	18,000	1,625
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	2,751
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	2,211
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	7,685

TOTAL CALL OPTIONS			22,875

TOTAL PURCHASED SWAPTIONS
(Cost $14,282)			24,267
TOTAL INVESTMENT IN SECURITIES - 116.5%
(Cost $3,895,215)			4,076,176
NET OTHER ASSETS (LIABILITIES) - (16.5)%			(576,462)
NET ASSETS - 100%			$3,499,714

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 9/1/49	$(24,600)	$(25,368)
3.5% 9/1/49	(2,100)	(2,182)

TOTAL GINNIE MAE		(27,550)

Uniform Mortgage Backed Securities
3% 9/1/49	(51,900)	(52,902)
3% 9/1/49	(37,800)	(38,529)
3.5% 9/1/49	(76,300)	(78,404)
4% 9/1/49	(163,900)	(170,139)
4% 9/1/49	(85,350)	(88,599)
4% 9/1/49	(40,500)	(42,042)
4% 9/1/49	(38,050)	(39,499)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(510,114)

TOTAL TBA SALE COMMITMENTS
(Proceeds $536,421)		$(537,664)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.507% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000	$(16)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	10,400	(258)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(284)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	14,840	(2)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(98)

TOTAL PUT SWAPTIONS			(658)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.507% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000	(41)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	10,400	(354)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(644)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	14,840	(757)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(624)

TOTAL CALL SWAPTIONS			(2,420)

TOTAL WRITTEN SWAPTIONS			$(3,078)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	580	Dec. 2019	$76,397	$(47)	$(47)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,483	Dec. 2019	320,502	131	131
CBOT 5-Year U.S. Treasury Note Contracts (United States)	916	Dec. 2019	109,899	170	170
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	127	Dec. 2019	18,344	15	15
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	64	Dec. 2019	12,636	(8)	(8)
TOTAL FUTURES CONTRACTS					$261

The notional amount of futures purchased as a percentage of Net Assets is 15.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $572,466,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$31,060	$(17)	$0	$(17)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	7,220	8	0	8
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	98,950	178	0	178

TOTAL INTEREST RATE SWAPS							$169	$0	$169

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,720,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,960,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $459,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) For the period, the average monthly notional amount for purchased swaptions was $368,433,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,472
Fidelity Mortgage Backed Securities Central Fund	24,275
Total	$26,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$869,177	$24,274	$194,500	$(1,830)	$33,588	$730,709	12.6%
Total	$869,177	$24,274	$194,500	$(1,830)	$33,588	$730,709

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,775,129	$--	$1,775,129	$--
U.S. Government Agency - Mortgage Securities	851,716	--	851,716	--
Asset-Backed Securities	1,538	--	1,538	--
Collateralized Mortgage Obligations	428,748	--	428,748	--
Commercial Mortgage Securities	10,789	--	10,789	--
Foreign Government and Government Agency Obligations	62,508	--	62,508	--
Fixed-Income Funds	730,709	730,709	--	--
Money Market Funds	190,772	190,772	--	--
Purchased Swaptions	24,267	--	24,267	--
Total Investments in Securities:	$4,076,176	$921,481	$3,154,695	$--
Derivative Instruments:
Assets
Futures Contracts	$316	$316	$--	$--
Swaps	186	--	186	--
Total Assets	$502	$316	$186	$--
Liabilities
Futures Contracts	$(55)	$(55)	$--	$--
Swaps	(17)	--	(17)	--
Written Swaptions	(3,078)	--	(3,078)	--
Total Liabilities	$(3,150)	$(55)	$(3,095)	$--
Total Derivative Instruments:	$(2,648)	$261	$(2,909)	$--
Other Financial Instruments:
TBA Sale Commitments	$(537,664)	$--	$(537,664)	$--
Total Other Financial Instruments:	$(537,664)	$--	$(537,664)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$316	$(55)
Purchased Swaptions(b)	24,267	0
Swaps(c)	186	(17)
Written Swaptions(d)	0	(3,078)
Total Interest Rate Risk	24,769	(3,150)
Total Value of Derivatives	$24,769	$(3,150)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,013,662)	$3,154,695
Fidelity Central Funds (cost $881,553)	921,481
Total Investment in Securities (cost $3,895,215)		$4,076,176
Cash		1
Receivable for investments sold		13,658
Receivable for premium on written options		2,433
Receivable for TBA sale commitments		536,421
Receivable for fund shares sold		3,194
Interest receivable		10,042
Distributions receivable from Fidelity Central Funds		408
Receivable for daily variation margin on futures contracts		122
Receivable from investment adviser for expense reductions		2
Other receivables		58
Total assets		4,642,515
Liabilities
Payable for investments purchased
Regular delivery	$40,688
Delayed delivery	554,763
TBA sale commitments, at value	537,664
Payable for fund shares redeemed	4,783
Distributions payable	266
Accrued management fee	877
Distribution and service plan fees payable	97
Payable for daily variation margin on centrally cleared OTC swaps	75
Written options, at value (premium receivable $2,433)	3,078
Other affiliated payables	452
Other payables and accrued expenses	58
Total liabilities		1,142,801
Net Assets		$3,499,714
Net Assets consist of:
Paid in capital		$3,408,544
Total distributable earnings (loss)		91,170
Net Assets		$3,499,714
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,184 ÷ 13,009 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class M:
Net Asset Value and redemption price per share ($131,242 ÷ 12,268 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class C:
Net Asset Value and offering price per share ($50,620 ÷ 4,732 shares)(a)		$10.70
Government Income:
Net Asset Value, offering price and redemption price per share ($2,632,841 ÷ 246,476 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($407,014 ÷ 38,045 shares)		$10.70
Class Z:
Net Asset Value, offering price and redemption price per share ($138,813 ÷ 12,970 shares)		$10.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2019
Investment Income
Interest (including $128 from security lending)		$69,475
Income from Fidelity Central Funds		26,441
Total income		95,916
Expenses
Management fee	$10,660
Transfer agent fees	3,877
Distribution and service plan fees	1,183
Fund wide operations fee	1,579
Independent trustees' fees and expenses	16
Commitment fees	9
Total expenses before reductions	17,324
Expense reductions	(11)
Total expenses after reductions		17,313
Net investment income (loss)		78,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,813
Fidelity Central Funds	(1,832)
Futures contracts	18,999
Swaps	(5,713)
Written options	(774)
Capital gain distributions from Fidelity Central Funds	306
Total net realized gain (loss)		13,799
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	184,687
Fidelity Central Funds	33,590
Futures contracts	696
Swaps	22
Written options	(634)
Delayed delivery commitments	(1,203)
Total change in net unrealized appreciation (depreciation)		217,158
Net gain (loss)		230,957
Net increase (decrease) in net assets resulting from operations		$309,560

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,603	$77,064
Net realized gain (loss)	13,799	(33,299)
Change in net unrealized appreciation (depreciation)	217,158	(115,091)
Net increase (decrease) in net assets resulting from operations	309,560	(71,326)
Distributions to shareholders	(77,199)	–
Distributions to shareholders from net investment income	–	(76,545)
Total distributions	(77,199)	(76,545)
Share transactions - net increase (decrease)	(432,607)	(517,453)
Total increase (decrease) in net assets	(200,246)	(665,324)
Net Assets
Beginning of period	3,699,960	4,365,284
End of period	$3,499,714	$3,699,960
Other Information
Distributions in excess of net investment income end of period		$(7,946)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.199	.166	.149	.135	.126
Net realized and unrealized gain (loss)	.696	(.362)	(.230)	.270	.048
Total from investment operations	.895	(.196)	(.081)	.405	.174
Distributions from net investment income	(.195)	(.164)	(.143)	(.150)	(.116)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)
Total distributions	(.195)	(.164)	(.219)	(.245)	(.144)
Net asset value, end of period	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C	9.06%	(1.89)%	(.73)%	3.92%	1.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.78%	.77%	.77%	.76%	.77%
Expenses net of all reductions	.78%	.77%	.77%	.76%	.77%
Net investment income (loss)	1.96%	1.64%	1.44%	1.28%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$139	$131	$174	$261	$222
Portfolio turnover rateF	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.201	.167	.149	.135	.127
Net realized and unrealized gain (loss)	.696	(.362)	(.229)	.270	.048
Total from investment operations	.897	(.195)	(.080)	.405	.175
Distributions from net investment income	(.197)	(.165)	(.144)	(.150)	(.117)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)
Total distributions	(.197)	(.165)	(.220)	(.245)	(.145)
Net asset value, end of period	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C	9.08%	(1.88)%	(.73)%	3.92%	1.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.98%	1.65%	1.44%	1.28%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$131	$137	$157	$197	$181
Portfolio turnover rateF	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.122	.088	.069	.053	.044
Net realized and unrealized gain (loss)	.695	(.361)	(.229)	.270	.048
Total from investment operations	.817	(.273)	(.160)	.323	.092
Distributions from net investment income	(.117)	(.087)	(.064)	(.068)	(.034)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)
Total distributions	(.117)	(.087)	(.140)	(.163)	(.062)
Net asset value, end of period	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB,C	8.24%	(2.64)%	(1.49)%	3.12%	.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.55%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.55%
Net investment income (loss)	1.20%	.87%	.67%	.50%	.42%
Supplemental Data
Net assets, end of period (in millions)	$51	$57	$72	$94	$54
Portfolio turnover rateF	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%..

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.35	$10.65	$10.48	$10.45
Income from Investment Operations
Net investment income (loss)A	.232	.198	.181	.167	.159
Net realized and unrealized gain (loss)	.686	(.361)	(.229)	.281	.048
Total from investment operations	.918	(.163)	(.048)	.448	.207
Distributions from net investment income	(.228)	(.197)	(.176)	(.183)	(.149)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)
Total distributions	(.228)	(.197)	(.252)	(.278)	(.177)
Net asset value, end of period	$10.68	$9.99	$10.35	$10.65	$10.48
Total ReturnB	9.33%	(1.58)%	(.42)%	4.35%	1.99%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.29%	1.96%	1.76%	1.59%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$2,633	$2,964	$3,467	$3,896	$3,489
Portfolio turnover rateE	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47
Income from Investment Operations
Net investment income (loss)A	.228	.194	.177	.162	.154
Net realized and unrealized gain (loss)	.696	(.361)	(.230)	.271	.048
Total from investment operations	.924	(.167)	(.053)	.433	.202
Distributions from net investment income	(.224)	(.193)	(.171)	(.178)	(.144)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)
Total distributions	(.224)	(.193)	(.247)	(.273)	(.172)
Net asset value, end of period	$10.70	$10.00	$10.36	$10.66	$10.50
Total ReturnB	9.38%	(1.61)%	(.46)%	4.19%	1.94%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.49%	.50%	.50%
Net investment income (loss)	2.25%	1.92%	1.71%	1.54%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$407	$411	$496	$494	$412
Portfolio turnover rateE	246%	123%	157%	93%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%..

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

Year ended August 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91
Income from Investment Operations
Net investment income (loss)B	.198
Net realized and unrealized gain (loss)	.808
Total from investment operations	1.006
Distributions from net investment income	(.216)
Distributions from net realized gain	–
Total distributions	(.216)
Net asset value, end of period	$10.70
Total ReturnC,D	10.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.27%G
Supplemental Data
Net assets, end of period (in millions)	$139
Portfolio turnover rateH	246%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $58 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$145,089
Gross unrealized depreciation	(10,985)
Net unrealized appreciation (depreciation)	$134,104
Tax Cost	$3,937,911

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$72
Capital loss carryforward	$(35,521)
Net unrealized appreciation (depreciation) on securities and other investments	$126,662

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,370)
Long-term	(22,151)
Total capital loss carryforward	$(35,521)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$77,199	$ 76,545

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$18,999	$696
Purchased Options	1,192	10,467
Swaps	(5,713)	22
Written Options	(774)	(634)
Total Interest Rate Risk	$13,704	$10,551

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $87,933 and $558,632, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$324	$10
Class M	-%	.25%	324	2
Class C	.75%	.25%	535	64
			$1,183	$76

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15
Class M	2
Class C(a)	4
$21

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$232.18
Class M	208.16
Class C	104.19
Government Income	2,786.10
Class I	542.14
Class Z	5	.05(a)
	$3,877

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$4

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$2,488	$–
Class M	2,511	–
Class C	619	–
Government Income	62,697	–
Class I	8,663	–
Class Z	221	–
Total	$77,199	$–
From net investment income
Class A	$–	$2,453
Class M	–	2,332
Class C	–	527
Government Income	–	62,521
Class I	–	8,712
Total	$–	$76,545

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2019(a)	Year ended August 31, 2018	Year ended August 31, 2019(a)	Year ended August 31, 2018
Class A
Shares sold	4,814	2,386	$49,197	$24,093
Reinvestment of distributions	232	234	2,359	2,358
Shares redeemed	(5,171)	(6,296)	(52,580)	(63,573)
Net increase (decrease)	(125)	(3,676)	$(1,024)	$(37,122)
Class M
Shares sold	3,711	3,436	$37,749	$34,657
Reinvestment of distributions	224	213	2,278	2,151
Shares redeemed	(5,332)	(5,090)	(54,031)	(51,444)
Net increase (decrease)	(1,397)	(1,441)	$(14,004)	$(14,636)
Class C
Shares sold	1,617	1,086	$16,434	$10,950
Reinvestment of distributions	59	50	603	506
Shares redeemed	(2,655)	(2,329)	(26,999)	(23,542)
Net increase (decrease)	(979)	(1,193)	$(9,962)	$(12,086)
Government Income
Shares sold	52,032	44,098	$527,496	$444,987
Reinvestment of distributions	5,887	5,956	59,791	59,957
Shares redeemed	(108,223)	(88,405)	(1,102,701)	(890,477)
Net increase (decrease)	(50,304)	(38,351)	$(515,414)	$(385,533)
Class I
Shares sold	13,101	16,203	$133,750	$164,389
Reinvestment of distributions	805	830	8,190	8,367
Shares redeemed	(16,958)	(23,796)	(172,113)	(240,832)
Net increase (decrease)	(3,052)	(6,763)	$(30,173)	$(68,076)
Class Z
Shares sold	13,616	–	$144,841	$–
Reinvestment of distributions	19	–	195	–
Shares redeemed	(665)	–	(7,066)	–
Net increase (decrease)	12,970	–	$137,970	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Class A	.77%
Actual		$1,000.00	$1,072.60	$4.02
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class M	.75%
Actual		$1,000.00	$1,073.70	$3.92
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.53%
Actual		$1,000.00	$1,069.60	$7.98
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Government Income	.45%
Actual		$1,000.00	$1,074.50	$2.35
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.48%
Actual		$1,000.00	$1,074.10	$2.51
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z	.36%
Actual		$1,000.00	$1,074.80	$1.88
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 36.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $50,670,412 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

GOV-ANN-1019
1.537760.123

Fidelity® Intermediate Government Income Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	7.30%	1.95%	2.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Intermediate Government Bond Index performed over the same period.

Period Ending Values
$12,581	Fidelity® Intermediate Government Income Fund
$12,727	Bloomberg Barclays U.S. Intermediate Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund advanced 7.30%, nearly in line, net of fees, with the 7.45% gain of the benchmark Bloomberg Barclays U.S. Intermediate Government Bond Index, and well ahead of the Lipper peer group average. We attempted to exploit market inefficiencies while identifying attractively priced securities, in accordance with our longer-term strategy. Our use of swaptions – options that give the buyer the right, but not the obligation, to enter into swap contracts after specified periods of time – contributed notably versus the benchmark. We purchased swaptions early in 2019, anticipating volatility would rise. This proved to be the case by period end, which boosted the value of the fund's swaptions. Owning securities comprised of reperforming loans issued by Fannie Mae also helped versus the benchmark. Timely purchases and sales of Freddie Mac K-Series securities made up of mortgages on multifamily housing projects also boosted the fund's relative return. We added modest value due to the fund's yield-curve positioning. Specifically, overweighting two- and 10-year securities and underweighting three- and 5-year securities added value. Conversely, the fund's exposure to floating-rate collateralized mortgage obligations (CMOs) slightly detracted from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
1 - 1.99%	8.9
2 - 2.99%	53.2
3 - 3.99%	7.5
4 - 4.99%	2.3
5 - 5.99%	5.3
6 - 6.99%	0.5
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019*,**,***
Mortgage Securities	5.0%
CMOs and Other Mortgage Related Securities	13.3%
U.S. Treasury Obligations	67.2%
U.S. Government Agency Obligations†	2.6%
Foreign Government & Government Agency Obligations	3.5%
Short-Term Investments and Net Other Assets (Liabilities)	8.4%

 * Foreign investments - 3.5%

 ** Futures and Swaps - 19.1%

 *** Written options - (6.1)%

 † Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 67.2%
U.S. Treasury Notes:
1.25% 8/31/24	$4,400	$4,370
1.375% 4/30/20	2,170	2,163
1.375% 8/31/26	5,949	5,918
1.5% 7/15/20	5,688	5,672
1.625% 8/31/22	3,459	3,478
1.625% 8/15/29	1,940	1,962
1.75% 7/31/21	7,000	7,029
1.75% 6/30/22 (a)	24	24
1.75% 7/31/24	220	224
1.875% 7/31/22	16,612	16,815
2% 8/15/25 (a)(b)	39,301	40,547
2.125% 6/30/22	327	333
2.125% 3/31/24	9,848	10,156
2.125% 7/31/24 (a)	17,767	18,366
2.125% 5/15/25 (a)(b)	1,053	1,093
2.125% 5/31/26	3,100	3,233
2.25% 7/31/21	29,232	29,617
2.25% 4/30/24	1,993	2,068
2.25% 12/31/24	8,407	8,764
2.25% 3/31/26	3,325	3,491
2.375% 4/30/20	6,400	6,420
2.375% 4/15/21	11,560	11,700
2.5% 12/31/20	12,682	12,817
2.5% 1/31/21	39,395	39,846
2.5% 1/15/22	20,457	20,937
2.5% 1/31/24	1,900	1,987
2.5% 2/28/26	9,441	10,053
2.625% 8/31/20	6,000	6,049
2.625% 6/30/23	11,432	11,942
2.625% 12/31/23	15,587	16,372
2.625% 2/15/29	19,388	21,297
2.75% 6/30/25 (a)	7,900	8,477
2.875% 11/30/25	9,753	10,581
3.125% 11/15/28	10,010	11,401
		355,202
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.5628% 12/7/20 (NCUA Guaranteed) (c)(d)	495	494
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.6785% 1/8/20 (NCUA Guaranteed) (c)(d)	588	588
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,329
		13,411
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $356,685)		368,613

U.S. Government Agency - Mortgage Securities - 21.4%
Fannie Mae - 1.7%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (c)(d)	7	7
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (c)(d)	25	26
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (c)(d)	5	5
12 month U.S. LIBOR + 1.553% 4.428% 5/1/44 (c)(d)	38	39
12 month U.S. LIBOR + 1.557% 4.67% 2/1/44 (c)(d)	18	18
12 month U.S. LIBOR + 1.558% 4.544% 2/1/44 (c)(d)	24	25
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	18	19
12 month U.S. LIBOR + 1.575% 4.601% 4/1/44 (c)(d)	101	104
12 month U.S. LIBOR + 1.580% 4.574% 1/1/44 (c)(d)	32	33
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (c)(d)	37	39
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (c)(d)	17	17
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.666% 4.538% 11/1/36 (c)(d)	34	36
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.752% 4.734% 3/1/40 (c)(d)	135	141
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(d)	79	82
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (c)(d)	70	73
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (c)(d)	85	89
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 4.927% 4/1/36 (c)(d)	59	62
12 month U.S. LIBOR + 2.176% 4.808% 8/1/35 (c)(d)	28	29
6 month U.S. LIBOR + 1.510% 4.144% 2/1/33 (c)(d)(e)	4	5
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (c)(d)	6	6
6 month U.S. LIBOR + 1.535% 4.315% 12/1/34 (c)(d)	7	8
6 month U.S. LIBOR + 1.556% 4.278% 10/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)	3	4
U.S. TREASURY 1 YEAR INDEX + 2.207% 4.681% 7/1/36 (c)(d)	26	27
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	8	8
2.5% 8/1/33	373	378
3% 5/1/33 to 7/1/33	799	826
3.5% 7/1/32	1,426	1,487
4.5% 11/1/25	293	303
5% 1/1/22 to 4/1/22	7	8
5.5% 8/1/25 to 5/1/44	3,002	3,304
6% 1/1/34 to 6/1/36	668	752
6.5% 2/1/22 to 8/1/36	676	766
		8,781
Freddie Mac - 1.3%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	13	14
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	11	12
12 month U.S. LIBOR + 1.754% 4.498% 9/1/41 (c)(d)	196	203
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	14	14
12 month U.S. LIBOR + 1.880% 4.717% 10/1/41 (c)(d)	171	178
12 month U.S. LIBOR + 1.884% 4.628% 10/1/42 (c)(d)	96	100
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (c)(d)	22	23
12 month U.S. LIBOR + 2.070% 4.998% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 4.289% 2/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 1.665% 4.318% 7/1/35 (c)(d)	170	176
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)	5	6
6 month U.S. LIBOR + 1.843% 4.534% 10/1/36 (c)(d)	56	58
6 month U.S. LIBOR + 1.912% 4.623% 10/1/35 (c)(d)	36	38
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(d)	21	21
6 month U.S. LIBOR + 2.010% 4.731% 5/1/37 (c)(d)	27	28
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.58% 6/1/33 (c)(d)	50	53
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.741% 4/1/34 (c)(d)	145	153
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(d)	46	48
2.5% 12/1/32 to 7/1/34	1,018	1,033
3% 4/1/33 to 7/1/49	4,125	4,242
3.5% 7/1/32	514	537
6% 1/1/24	92	96
6.5% 12/1/21	20	21
9.5% 5/1/20	0	0
10% 2/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		7,128
Ginnie Mae - 6.8%
6% 6/15/36	583	658
8% 12/15/23	29	31
10.5% 8/15/21 to 10/15/21	1	1
3% 9/1/49 (f)	2,250	2,320
3% 9/1/49 (f)	2,150	2,217
3% 9/1/49 (f)	500	516
3% 9/1/49 (f)	400	412
3% 9/1/49 (f)	300	309
3% 9/1/49 (f)	900	928
3% 9/1/49 (f)	1,400	1,444
3% 9/1/49 (f)	10,900	11,240
3% 9/1/49 (f)	1,200	1,237
3.5% 8/20/42 to 3/20/44	5,026	5,282
3.5% 9/1/49 (f)	650	675
3.5% 9/1/49 (f)	650	675
4% 10/20/43 to 3/20/47	2,517	2,657
4.469% 2/20/62 (c)(g)	76	77
4.5% 6/20/48	4,933	5,189
4.573% 2/20/62 (c)(g)	14	14
4.97% 1/20/62 (c)(g)	132	134
5.47% 8/20/59 (c)(g)	1	1
11% 1/20/21	1	1
		36,018
Uniform Mortgage Backed Securities - 11.6%
3% 9/1/49 (f)	500	510
3% 9/1/49 (f)	3,300	3,364
3.5% 9/1/49 (f)	2,950	3,031
3.5% 9/1/49 (f)	2,550	2,620
3.5% 9/1/49 (f)	1,400	1,439
4% 9/1/49 (f)	6,000	6,228
4% 9/1/49 (f)	12,600	13,080
4% 9/1/49 (f)	5,600	5,813
4% 9/1/49 (f)	12,600	13,080
4% 9/1/49 (f)	6,000	6,228
4% 9/1/49 (f)	5,600	5,813
		61,206
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $112,605)		113,133

Asset-Backed Securities - 0.0%
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.3755% 1/25/30 (c)(d)	$75	$75
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	41	44
TOTAL ASSET-BACKED SECURITIES
(Cost $116)		119

Collateralized Mortgage Obligations - 12.9%
U.S. Government Agency - 12.9%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.57% 4/25/24 (c)(d)	204	203
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.1253% 8/25/31 (c)(d)	51	52
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.1453% 4/25/32 (c)(d)	12	12
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.5953% 11/25/32 (c)(d)	555	557
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.1453% 11/25/32 (c)(d)	24	24
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0753% 6/25/36 (c)(d)	786	797
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	76	79
Series 2005-19 Class PA, 5.5% 7/25/34	58	58
Series 2005-64 Class PX, 5.5% 6/25/35	162	172
Series 2005-68 Class CZ, 5.5% 8/25/35	628	713
Series 2012-149:
Class DA, 1.75% 1/25/43	115	114
Class GA, 1.75% 6/25/42	119	118
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	83	85
Series 2004-52 Class KZ, 5.5% 7/25/34	1,337	1,506
Series 2004-91 Class Z, 5% 12/25/34	736	814
Series 2009-59 Class HB, 5% 8/25/39	318	351
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	431	32
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0653% 3/25/36 (c)(d)	497	508
Series 2011-67 Class AI, 4% 7/25/26 (e)	114	8
Series 2016-26 Class CG, 3% 5/25/46	1,862	1,896
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.5951% 11/15/32 (c)(d)	102	102
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.0951% 2/15/33 (c)(d)	215	218
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.5951% 3/15/34 (c)(d)	245	245
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	227	245
Series 3415 Class PC, 5% 12/15/37	84	92
Series 4135 Class AB, 1.75% 6/15/42	89	89
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	243	260
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,080	1,227
Series 2004-2862 Class NE, 5% 9/15/24	1,453	1,503
Series 2145 Class MZ, 6.5% 4/15/29	277	314
Series 2357 Class ZB, 6.5% 9/15/31	198	228
Series 2877 Class ZD, 5% 10/15/34	917	1,013
Series 2998 Class LY, 5.5% 7/15/25	77	81
Series 3007 Class EW, 5.5% 7/15/25	363	382
Series 3745 Class KV, 4.5% 12/15/26	882	937
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	581	604
Series 4341 Class ML, 3.5% 11/15/31	989	1,044
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.6721% 7/20/37 (c)(d)	138	139
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.6521% 1/20/38 (c)(d)	36	36
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.7974% 11/16/39 (c)(d)	141	142
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.7274% 12/16/39 (c)(d)	107	108
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 7/20/60 (c)(d)(g)	1,860	1,853
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6795% 9/20/60 (c)(d)(g)	2,191	2,181
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6795% 8/20/60 (c)(d)(g)	2,550	2,539
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7595% 12/20/60 (c)(d)(g)	686	684
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 12/20/60 (c)(d)(g)	1,204	1,205
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 2/20/61 (c)(d)(g)	2,382	2,384
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8695% 2/20/61 (c)(d)(g)	2,659	2,660
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 4/20/61 (c)(d)(g)	902	903
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(g)	1,087	1,088
Class FC, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(g)	1,003	1,004
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9095% 6/20/61 (c)(d)(g)	1,194	1,196
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 10/20/61 (c)(d)(g)	1,218	1,222
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 11/20/61 (c)(d)(g)	1,089	1,095
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 1/20/62 (c)(d)(g)	694	698
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 1/20/62 (c)(d)(g)	1,002	1,005
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 3/20/62 (c)(d)(g)	627	628
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (c)(d)(g)	21	21
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6595% 5/20/63 (c)(d)(g)	178	178
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5795% 4/20/63 (c)(d)(g)	175	174
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4221% 10/20/47 (c)(d)	630	624
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4721% 5/20/48 (c)(d)	776	769
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4721% 6/20/48 (c)(d)	896	889
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,106
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	252	20
Series 2011-68 Class EC, 3.5% 4/20/41	665	697
Series 2017-134 Class BA, 2.5% 11/20/46	122	124
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	265	263
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	709	715
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8795% 9/20/62 (c)(d)(g)	972	972
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.0295% 11/20/65 (c)(d)(g)	120	121
Series 2017-139 Class BA, 3% 9/20/47	1,875	1,903
Series 2010-169 Class Z, 4.5% 12/20/40	1,090	1,221
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	613	614
Series 2010-H17 Class XP, 5.2943% 7/20/60 (c)(g)	352	353
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	335	337
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	123	4
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7705% 4/20/39 (c)(h)	305	314
Class ST, 8.800% - 1 month U.S. LIBOR 5.9038% 8/20/39 (c)(h)	1,062	1,100
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	644	641
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	1,776	1,769
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	976	976
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	1,357	1,355
Class JA, 2.5% 6/20/65 (g)	225	225
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	2,108	2,100
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.43% 5/20/66 (c)(d)(g)	2,719	2,720
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (c)(d)(g)	2,583	2,576
Series 2090-118 Class XZ, 5% 12/20/39	2,467	2,852
		68,186
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $68,067)		68,186

Commercial Mortgage Securities - 0.4%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	747	762
sequential payer Series K712 Class A2, 1.869% 11/25/19	1,014	1,012
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,779)		1,774

Foreign Government and Government Agency Obligations - 3.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,413
5.5% 4/26/24	1,100	1,289
Jordanian Kingdom 3% 6/30/25	3,329	3,558
Ukraine Government 1.471% 9/29/21	1,400	1,398
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,239)		18,658
	Shares	Value (000s)

Money Market Funds - 9.1%
Fidelity Cash Central Fund 2.13% (i)
(Cost $48,234)	48,224,815	48,234

Purchased Swaptions - 0.7%(j)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	5,000	$68
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	31
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	172
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	12
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	8
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	6

TOTAL PUT OPTIONS			297

Call Options - 0.7%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	5,000	272
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	390
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	2,061
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	172
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	280
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	311

TOTAL CALL OPTIONS			3,486

TOTAL PURCHASED SWAPTIONS
(Cost $2,410)			3,783
TOTAL INVESTMENT IN SECURITIES - 117.8%
(Cost $607,135)			622,500
NET OTHER ASSETS (LIABILITIES) - (17.8)%			(93,965)
NET ASSETS - 100%			$528,535

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
3% 9/1/49	$(6,500)	$(6,625)
3% 9/1/49	(11,400)	(11,620)
3.5% 9/1/49	(17,875)	(18,368)
4% 9/1/49	(24,200)	(25,122)
4% 9/1/49	(12,600)	(13,080)
4% 9/1/49	(6,000)	(6,228)
4% 9/1/49	(5,600)	(5,813)
TOTAL TBA SALE COMMITMENTS
(Proceeds $86,764)		$(86,856)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	6,900	$(171)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	1,000	(19)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	2,020	0
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(129)

TOTAL PUT SWAPTIONS			(319)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	6,900	(236)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	1,000	(43)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	2,020	(103)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(218)

TOTAL CALL SWAPTIONS			(600)

TOTAL WRITTEN SWAPTIONS			$(919)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	348	Dec. 2019	$75,209	$30	$30
CBOT 5-Year U.S. Treasury Note Contracts (United States)	374	Dec. 2019	44,871	70	70
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	5	Dec. 2019	722	(1)	(1)
TOTAL PURCHASED FUTURES					99
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Dec. 2019	661	(4)	(4)
TOTAL FUTURES CONTRACTS					$95

The notional amount of futures purchased as a percentage of Net Assets is 22.9%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $96,487,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$3,615	$(2)	$0	$(2)
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	1,000	0	0	0
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	14,595	26	0	26

TOTAL INTEREST RATE SWAPS							$24	$0	$24

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $561,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $826,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $48,983,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$334
Total	$334

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$368,613	$--	$368,613	$--
U.S. Government Agency - Mortgage Securities	113,133	--	113,133	--
Asset-Backed Securities	119	--	119	--
Collateralized Mortgage Obligations	68,186	--	68,186	--
Commercial Mortgage Securities	1,774	--	1,774	--
Foreign Government and Government Agency Obligations	18,658	--	18,658	--
Money Market Funds	48,234	48,234	--	--
Purchased Swaptions	3,783	--	3,783	--
Total Investments in Securities:	$622,500	$48,234	$574,266	$--
Derivative Instruments:
Assets
Futures Contracts	$100	$100	$--	$--
Swaps	26	--	26	--
Total Assets	$126	$100	$26	$--
Liabilities
Futures Contracts	$(5)	$(5)	$--	$--
Swaps	(2)	--	(2)	--
Written Swaptions	(919)	--	(919)	--
Total Liabilities	$(926)	$(5)	$(921)	$--
Total Derivative Instruments:	$(800)	$95	$(895)	$--
Other Financial Instruments:
TBA Sale Commitments	$(86,856)	$--	$(86,856)	$--
Total Other Financial Instruments:	$(86,856)	$--	$(86,856)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$100	$(5)
Purchased Swaptions(b)	3,783	0
Swaps(c)	26	(2)
Written Swaptions(d)	0	(919)
Total Interest Rate Risk	3,909	(926)
Total Value of Derivatives	$3,909	$(926)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $558,901)	$574,266
Fidelity Central Funds (cost $48,234)	48,234
Total Investment in Securities (cost $607,135)		$622,500
Receivable for investments sold		2,350
Receivable for premium on written options		858
Receivable for TBA sale commitments		86,764
Receivable for fund shares sold		138
Interest receivable		1,848
Distributions receivable from Fidelity Central Funds		62
Receivable for daily variation margin on futures contracts		68
Total assets		714,588
Liabilities
Payable for investments purchased
Regular delivery	$14,599
Delayed delivery	83,021
TBA sale commitments, at value	86,856
Payable for fund shares redeemed	369
Distributions payable	53
Accrued management fee	132
Payable for daily variation margin on centrally cleared OTC swaps	40
Written options, at value (premium receivable $858)	919
Other affiliated payables	64
Total liabilities		186,053
Net Assets		$528,535
Net Assets consist of:
Paid in capital		$519,496
Total distributable earnings (loss)		9,039
Net Assets, for 49,086 shares outstanding		$528,535
Net Asset Value, offering price and redemption price per share ($528,535 ÷ 49,086 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2019
Investment Income
Interest		$12,691
Income from Fidelity Central Funds		334
Total income		13,025
Expenses
Management fee	$1,582
Transfer agent fees	520
Fund wide operations fee	234
Independent trustees' fees and expenses	2
Commitment fees	2
Total expenses before reductions	2,340
Expense reductions	(2)
Total expenses after reductions		2,338
Net investment income (loss)		10,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	415
Futures contracts	2,254
Swaps	(525)
Written options	(169)
Total net realized gain (loss)		1,975
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,348
Futures contracts	152
Swaps	20
Written options	(62)
Delayed delivery commitments	(93)
Total change in net unrealized appreciation (depreciation)		23,365
Net gain (loss)		25,340
Net increase (decrease) in net assets resulting from operations		$36,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,687	$9,492
Net realized gain (loss)	1,975	(5,130)
Change in net unrealized appreciation (depreciation)	23,365	(12,368)
Net increase (decrease) in net assets resulting from operations	36,027	(8,006)
Distributions to shareholders	(9,928)	–
Distributions to shareholders from net investment income	–	(9,409)
Total distributions	(9,928)	(9,409)
Share transactions
Proceeds from sales of shares	60,158	87,437
Reinvestment of distributions	9,146	8,658
Cost of shares redeemed	(108,245)	(113,050)
Net increase (decrease) in net assets resulting from share transactions	(38,941)	(16,955)
Total increase (decrease) in net assets	(12,842)	(34,370)
Net Assets
Beginning of period	541,377	575,747
End of period	$528,535	$541,377
Other Information
Distributions in excess of net investment income end of period		$(320)
Shares
Sold	5,773	8,532
Issued in reinvestment of distributions	880	840
Redeemed	(10,466)	(10,950)
Net increase (decrease)	(3,813)	(1,578)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.57	$10.79	$10.71	$10.68
Income from Investment Operations
Net investment income (loss)A	.214	.181	.144	.130	.144
Net realized and unrealized gain (loss)	.524	(.342)	(.138)	.148	.016
Total from investment operations	.738	(.161)	.006	.278	.160
Distributions from net investment income	(.198)	(.179)	(.138)	(.135)	(.130)
Distributions from net realized gain	–	–	(.088)	(.063)	–
Total distributions	(.198)	(.179)	(.226)	(.198)	(.130)
Net asset value, end of period	$10.77	$10.23	$10.57	$10.79	$10.71
Total ReturnB	7.30%	(1.52)%	.08%	2.62%	1.50%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.06%	1.75%	1.36%	1.21%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$529	$541	$576	$721	$740
Portfolio turnover rateE	244%	132%	149%	117%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,872
Gross unrealized depreciation	(1,467)
Net unrealized appreciation (depreciation)	$15,405
Tax Cost	$606,108

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$120
Capital loss carryforward	$(5,989)
Net unrealized appreciation (depreciation) on securities and other investments	$14,908

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,864)
Long-term	(3,125)
Total capital loss carryforward	$(5,989)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$9,928	$ 9,409

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$2,254	$152
Purchased Options	246	1,492
Written Options	(169)	(62)
Swaps	(525)	20
Total Interest Rate Risk	$1,806	$1,602

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $13,033 and $48,624, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.45%	$1,000.00	$1,053.20	$2.33
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 52.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,473,887 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SLM-ANN-1019
1.844593.114

Fidelity® Total Bond Fund Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	4.95%	2.57%	4.13%
Class M (incl. 4.00% sales charge)	4.96%	2.55%	4.13%
Class C (incl. contingent deferred sales charge)	7.49%	2.64%	3.80%
Fidelity® Total Bond Fund	9.65%	3.73%	4.90%
Class I	9.61%	3.66%	4.84%
Class Z	9.76%	3.79%	4.91%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,130	Fidelity® Total Bond Fund
$14,678	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Lead Manager Ford O'Neil and Co-Manager Celso Munoz:  For the year, the fund's share classes posted returns ranging from 8.5% to 9.8%, lagging, net of fees, the 10.17% gain of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. The fund's modestly shorter duration hampered performance versus this benchmark, as did positioning along the yield curve. Owning Treasury Inflation-Protected Securities (TIPS) also hurt the fund's relative performance. Conversely, the fund's positioning in investment-grade corporate bonds contributed versus the Aggregate benchmark, as both industry allocation and security selection within this segment added value. In particular, an overweighting and some favorable security choices in financials helped. Elsewhere, underweighting U.S. Treasuries and mortgage securities worked to the fund's relative advantage, as did exposure to "plus" sectors, namely emerging markets, high-yield bonds and floating-rate loans.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 31, 2018, former Co-Manager Matthew Conti retired from Fidelity, leaving Co-Manager Mike Weaver with sole responsibility for the fund's high-income subportfolio. On December 1, 2018, Timothy Gill assumed co-management responsibilities for the emerging-markets subportfolio, joining Jonathan Kelly. On October 1, 2019, David Bagnani retired from Fidelity, leaving Stephen Rosen and Bill Maclay with co-management responsibilities for the fund's real estate high income subportfolio.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2019
U.S. Government and U.S. Government Agency Obligations	53.8%
AAA	3.9%
AA	0.9%
A	5.9%
BBB	21.5%
BB and Below	13.6%
Not Rated	1.8%
Short-Term Investments and Net Other Assets*	(1.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2019*,**,***
Corporate Bonds	34.1%
U.S. Government and U.S. Government Agency Obligations	53.8%
Asset-Backed Securities	2.4%
CMOs and Other Mortgage Related Securities	3.8%
Municipal Bonds	0.7%
Other Investments	6.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.4)%

 * Foreign investments - 13.1%

 ** Futures and Swaps - 1.9%

 *** Written options - (0.3)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Corporate Bonds - 34.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,173,398
3.375% 8/15/26		1,918,000	1,765,045
			4,938,443
Nonconvertible Bonds - 34.1%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		5,099,000	5,251,970
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,208,008
3% 6/30/22		7,993,000	8,171,852
3.4% 5/15/25		25,177,000	26,443,976
3.6% 2/17/23		26,826,000	28,042,736
3.6% 7/15/25		4,081,000	4,300,822
4.3% 2/15/30		10,373,000	11,518,490
4.45% 4/1/24		1,500,000	1,632,274
4.5% 3/9/48		13,000,000	14,189,835
5.15% 11/15/46		12,000,000	14,116,794
6.2% 3/15/40		7,512,000	9,658,273
6.3% 1/15/38		10,617,000	13,746,844
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		976,000	986,065
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	33,226
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		4,695,000	4,999,659
7.5% 10/15/26 (b)		10,630,000	11,531,424
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		651,000	657,510
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		375,000	386,250
Frontier Communications Corp. 8% 4/1/27 (b)		5,385,000	5,613,863
GTH Finance BV 7.25% 4/26/23 (b)		2,180,000	2,423,589
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	9,371,744
Level 3 Communications, Inc. 5.75% 12/1/22		3,067,000	3,090,003
Level 3 Financing, Inc.:
5.375% 1/15/24		7,175,000	7,300,563
5.375% 5/1/25		1,758,000	1,828,320
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	551,450
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		2,075,000	2,126,875
Qwest Corp. 6.75% 12/1/21		1,650,000	1,779,938
SFR Group SA:
6.25% 5/15/24 (b)		3,302,000	3,404,098
7.375% 5/1/26 (b)		8,376,000	8,941,380
8.125% 2/1/27 (b)		3,701,000	4,080,353
Telecom Argentina SA 8% 7/18/26 (b)		400,000	318,000
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,609,250
6.375% 11/15/33		885,000	935,888
Telecom Italia SpA 5.303% 5/30/24 (b)		8,625,000	9,228,750
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		625,000	664,063
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		7,200,000	7,322,400
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		625,000	633,398
U.S. West Communications 7.25% 9/15/25		1,800,000	2,032,677
Verizon Communications, Inc.:
4.862% 8/21/46		10,531,000	13,113,405
5.012% 4/15/49		5,836,000	7,460,377
5.5% 3/16/47		22,998,000	30,870,125
			287,576,517
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	7,342,849
5.15% 4/30/20		7,399,000	7,541,891
5.95% 4/1/41		4,363,000	6,071,215
The Walt Disney Co.:
6.15% 3/1/37 (b)		4,759,000	6,802,497
7.75% 12/1/45 (b)		3,426,000	6,035,930
			33,794,382
Media - 1.8%
Altice Financing SA:
6.625% 2/15/23 (b)		4,771,000	4,920,094
7.5% 5/15/26 (b)		14,513,000	15,456,345
Altice SA 7.75% 5/15/22 (b)		763,000	782,476
Cablevision SA 6.5% 6/15/21 (b)		645,000	564,446
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,126,564
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,114,740
5% 2/1/28 (b)		12,200,000	12,810,000
5.125% 2/15/23		720,000	731,700
5.125% 5/1/23 (b)		6,996,000	7,156,908
5.125% 5/1/27 (b)		7,097,000	7,505,007
5.5% 5/1/26 (b)		7,769,000	8,186,584
5.75% 1/15/24		5,915,000	6,048,088
5.75% 2/15/26 (b)		7,122,000	7,540,418
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,744,460
4.908% 7/23/25		13,008,000	14,376,229
5.375% 5/1/47		32,692,000	36,307,320
6.484% 10/23/45		5,223,000	6,458,452
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,746,174
4.6% 8/15/45		8,807,000	10,649,245
4.65% 7/15/42		7,870,000	9,603,375
6.45% 3/15/37		1,399,000	2,006,161
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,920,030
5.375% 7/15/23 (b)		6,090,000	6,259,058
5.5% 5/15/26 (b)		4,409,000	4,662,518
5.5% 4/15/27 (b)		2,577,000	2,757,390
6.75% 11/15/21		5,240,000	5,659,200
7.5% 4/1/28 (b)		3,026,000	3,404,250
7.75% 7/15/25 (b)		9,531,000	10,233,911
DISH DBS Corp.:
5.875% 7/15/22		2,548,000	2,637,180
5.875% 11/15/24		8,151,000	7,754,046
7.75% 7/1/26		863,000	847,898
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,988,000	2,002,910
Fox Corp.:
3.666% 1/25/22 (b)		2,306,000	2,390,329
4.03% 1/25/24 (b)		4,055,000	4,342,864
4.709% 1/25/29 (b)		5,868,000	6,797,343
5.476% 1/25/39 (b)		5,787,000	7,230,958
5.576% 1/25/49 (b)		3,840,000	4,996,268
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,164,000	1,207,286
4.875% 4/11/22 (b)		360,000	373,725
5.125% 3/31/27 (b)		370,000	376,475
iHeartCommunications, Inc.:
6.375% 5/1/26		78,393	84,664
8.375% 5/1/27		142,088	153,277
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,506,207
2.75% 4/13/23 (Reg. S)	EUR	4,400,000	5,133,155
MDC Partners, Inc. 6.5% 5/1/24 (b)		4,256,000	3,872,960
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		2,504,000	2,472,700
5.5% 10/1/21 (b)		561,000	562,627
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,601,870
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,947,900
4.625% 5/15/23 (b)		6,125,000	6,232,188
4.625% 7/15/24 (b)		2,255,000	2,353,656
5% 8/1/27 (b)		5,281,000	5,571,455
5.375% 4/15/25 (b)		4,109,000	4,263,088
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,246,893
4.5% 9/15/42		20,648,000	20,726,875
5.5% 9/1/41		8,265,000	8,988,560
5.875% 11/15/40		10,540,000	11,998,556
6.55% 5/1/37		29,622,000	35,864,392
7.3% 7/1/38		24,672,000	31,648,925
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		5,551,000	5,413,960
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,889,743
VTR Finance BV 6.875% 1/15/24 (b)		3,094,000	3,197,456
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		4,982,000	5,150,143
6% 1/15/27 (b)		3,571,000	3,722,768
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,495,000	8,961,800
			447,254,243
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,042,436
Citizens Utilities Co. 7.05% 10/1/46		6,489,000	3,098,498
Comcel Trust 6.875% 2/6/24 (b)		2,464,000	2,544,850
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	342,550
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		4,545,000	4,510,913
Millicom International Cellular SA:
6% 3/15/25 (b)		1,398,000	1,451,299
6.625% 10/15/26 (b)		10,781,000	11,795,088
6.625% 10/15/26 (Reg. S)		350,000	382,922
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	542,063
6.5% 10/13/26 (b)		424,000	465,340
MTS International Funding Ltd. 5% 5/30/23 (b)		859,000	903,024
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,105,000	2,253,571
Sprint Communications, Inc. 6% 11/15/22		8,846,000	9,415,417
Sprint Corp. 7.875% 9/15/23		18,768,000	21,114,000
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		2,583,000	2,679,863
6.375% 3/1/25		3,096,000	3,205,908
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,270,291
			72,018,033
TOTAL COMMUNICATION SERVICES			840,643,175
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,563,000	2,591,834
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	5,063,000	5,119,331
			7,711,165
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.15% 1/15/20		17,361,000	17,393,033
3.2% 7/13/20		12,869,000	12,941,231
4% 1/15/25		11,521,000	11,858,739
4.2% 3/1/21		16,735,000	17,130,443
4.25% 5/15/23		3,453,000	3,615,484
4.375% 9/25/21		30,556,000	31,646,121
			94,585,051
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,815,000	1,929,005
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,434,740
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,768,850
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,908,119
Service Corp. International 5.125% 6/1/29		2,220,000	2,375,400
			19,416,114
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,930,326
5% 10/15/25 (b)		3,361,000	3,470,233
Aramark Services, Inc.:
4.75% 6/1/26		4,603,000	4,718,075
5.125% 1/15/24		1,605,000	1,654,851
Eldorado Resorts, Inc.:
6% 4/1/25		4,324,000	4,583,440
6% 9/15/26		615,000	672,656
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,208,454
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,565,614
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		7,810,000	8,123,181
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,517,425
Hilton Escrow Issuer LLC 4.25% 9/1/24		4,638,000	4,730,760
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,697,430
4.875% 4/1/27		975,000	1,026,188
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	7,908,678
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	11,237,580
4.5% 1/15/28		3,959,000	4,048,078
5.75% 2/1/27 (b)		1,410,000	1,556,570
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		4,000,000	4,105,400
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	611,925
Scientific Games Corp.:
5% 10/15/25 (b)		3,249,000	3,356,997
10% 12/1/22		2,618,000	2,716,175
Stars Group Holdings BV 7% 7/15/26 (b)		13,265,000	14,077,481
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,787,933
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		663,000	663,829
7.25% 11/30/21 (b)		956,000	977,809
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	611,820
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,207,764	1,429,986
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,439,990
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	3,122,221
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	5,913,253
5.5% 10/1/27 (b)		7,900,000	7,791,375
			122,255,733
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8034% 7/15/21 (b)(c)(d)		898,000	896,878
5.125% 7/15/23 (b)		2,774,000	2,851,811
7% 7/15/24 (b)		2,995,000	3,096,081
			6,844,770
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,882,120
6.375% 5/15/25		7,170,000	7,376,138
			11,258,258
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		3,727,000	3,829,493
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,955,000	2,711,406
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S)	GBP	3,650,000	4,431,993
			7,143,399
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		750,000	757,500
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		425,000	131,086
The William Carter Co. 5.625% 3/15/27 (b)		2,460,000	2,619,851
			2,750,937
TOTAL CONSUMER DISCRETIONARY			276,552,420
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	26,785,618
4.9% 2/1/46		28,689,000	34,123,118
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		17,929,000	20,989,487
5.45% 1/23/39		18,170,000	23,186,722
5.55% 1/23/49		34,229,000	45,090,137
5.8% 1/23/59 (Reg. S)		36,395,000	49,662,805
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	198,634
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,558,034
			203,594,555
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	3,017,525
Casino Guichard Perrachon SA 5.244% 3/9/20 (c)	EUR	1,400,000	1,563,458
ESAL GmbH 6.25% 2/5/23 (b)		268,000	273,628
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		5,398,000	5,399,896
3.3% 11/18/21		6,403,000	6,554,840
			16,809,347
Food Products - 0.3%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	182,450
Conagra Brands, Inc. 3.8% 10/22/21		3,969,000	4,083,462
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,296,016
JBS Investments II GmbH:
5.75% 1/15/28 (b)		575,000	603,750
7% 1/15/26 (b)		1,192,000	1,288,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		9,555,000	9,937,296
5.875% 7/15/24 (b)		23,400,000	24,014,250
6.75% 2/15/28 (b)		1,480,000	1,650,200
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		4,445,000	4,711,700
6.5% 4/15/29 (b)		3,995,000	4,424,463
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,429,075
4.875% 11/1/26 (b)		991,000	1,034,356
Post Holdings, Inc.:
5% 8/15/26 (b)		5,564,000	5,800,470
5.75% 3/1/27 (b)		1,714,000	1,821,125
			62,277,463
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,281,093
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,224,776
3.875% 9/16/46		28,850,000	28,337,562
4% 1/31/24		4,082,000	4,359,792
4.25% 8/9/42		17,795,000	18,343,745
4.5% 5/2/43		11,887,000	12,643,794
4.8% 2/14/29		17,974,000	20,352,930
5.375% 1/31/44		21,453,000	25,379,000
5.95% 2/14/49		14,275,000	18,327,420
BAT International Finance PLC 3.95% 6/15/25 (b)		3,070,000	3,254,135
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		12,741,000	12,808,057
3.5% 7/26/26 (b)		9,560,000	9,718,773
3.75% 7/21/22 (b)		12,933,000	13,377,491
4.25% 7/21/25 (b)		11,765,000	12,545,159
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,101,825
4% 6/12/22		7,254,000	7,581,414
4.45% 6/12/25		19,449,000	21,060,683
5.7% 8/15/35		2,699,000	3,140,746
5.85% 8/15/45		22,737,000	25,649,743
6.15% 9/15/43		2,874,000	3,404,810
7.25% 6/15/37		3,221,000	4,198,037
Vector Group Ltd. 6.125% 2/1/25 (b)		9,591,000	9,399,180
			262,209,072
TOTAL CONSUMER STAPLES			546,171,530
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		2,165,000	2,267,838
Borets Finance DAC 6.5% 4/7/22 (b)		1,236,000	1,260,334
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,589,103
6.5% 4/1/20		470,000	481,227
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,607,017
4.85% 11/15/35		5,447,000	6,147,496
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	1,512,000
Nabors Industries, Inc.:
5.5% 1/15/23		2,116,000	1,885,885
5.75% 2/1/25		1,880,000	1,504,000
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	529,760
7.875% 2/1/26 (b)		1,230,000	993,225
7.95% 4/1/25 (c)		4,823,000	3,062,605
8.95% 4/1/45 (c)		4,655,000	2,583,525
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		781,000	922,556
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,790,000	1,682,600
5.75% 4/15/25		7,252,000	6,220,040
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,182,000	1,324,579
7.625% 11/7/24 (b)		415,000	474,786
Valaris PLC:
4.5% 10/1/24		4,029,000	2,497,980
5.2% 3/15/25		8,288,000	4,993,520
5.75% 10/1/44		4,970,000	2,485,000
Weatherford International Ltd.:
5.95% 4/15/42 (e)		822,000	345,240
6.5% 8/1/36 (e)		1,134,000	476,280
7% 3/15/38 (e)		322,000	135,240
9.875% 2/15/24 (e)		3,825,000	1,616,063
Weatherford International, Inc. 9.875% 3/1/25 (e)		9,685,000	4,067,700
			68,665,599
Oil, Gas & Consumable Fuels - 6.2%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	4,591,291
7.3% 8/15/31		4,354,000	5,425,090
Anadarko Finance Co. 7.5% 5/1/31		21,425,000	28,540,467
Anadarko Petroleum Corp.:
4.5% 7/15/44		30,708,000	31,622,986
4.85% 3/15/21		4,287,000	4,431,846
5.55% 3/15/26		14,762,000	16,720,771
6.45% 9/15/36		16,266,000	20,376,047
6.6% 3/15/46		18,160,000	24,214,313
California Resources Corp. 8% 12/15/22 (b)		13,185,000	7,581,375
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,785,143
5.85% 2/1/35		6,942,000	8,389,391
Cenovus Energy, Inc. 4.25% 4/15/27		19,799,000	20,675,189
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,504,000	3,867,540
5.875% 3/31/25		3,373,000	3,760,895
7% 6/30/24		7,430,000	8,572,363
Cheniere Energy Partners LP:
5.25% 10/1/25		19,337,000	19,989,624
5.625% 10/1/26		1,507,000	1,589,885
Chesapeake Energy Corp.:
8% 1/15/25		5,431,000	4,113,983
8% 6/15/27		2,994,000	2,163,195
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,750,000	2,915,000
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		6,935,000	6,969,675
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,933,231
4.5% 6/1/25		2,999,000	3,254,036
Comstock Escrow Corp. 9.75% 8/15/26		6,349,000	4,777,623
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(c)(d)		11,927,000	11,867,119
6.5% 5/15/26 (b)		2,695,000	2,688,263
6.875% 6/15/25 (b)		2,994,000	3,053,880
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		3,855,000	3,941,738
6.25% 4/1/23		4,235,000	4,309,113
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,549,000	5,625,299
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,400,500
5.85% 5/21/43 (b)(c)		16,107,000	14,294,963
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,568,050
5.125% 5/15/29		5,000,000	5,125,250
5.375% 7/15/25		5,606,000	5,928,345
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		5,405,000	3,757,556
9% 5/15/21 (b)		4,001,000	3,640,910
9.25% 3/31/22 (b)		7,229,000	6,072,360
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		5,887,087	5,931,240
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	9,169,815
El Paso Corp. 6.5% 9/15/20		10,282,000	10,710,630
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	6,170,742
Enable Midstream Partners LP 3.9% 5/15/24 (c)		2,707,000	2,783,523
Enbridge Energy Partners LP:
4.2% 9/15/21		8,493,000	8,771,374
4.375% 10/15/20		7,211,000	7,362,917
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,524,282
4.25% 12/1/26		4,925,000	5,458,911
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		548,000	569,235
5.75% 1/30/28 (b)		551,000	577,173
Energy Transfer Partners LP:
4.2% 9/15/23		3,683,000	3,894,097
4.25% 3/15/23		3,594,000	3,774,735
4.5% 4/15/24		4,042,000	4,333,492
4.95% 6/15/28		12,566,000	14,056,982
5.25% 4/15/29		6,576,000	7,532,826
5.8% 6/15/38		7,006,000	8,159,871
6% 6/15/48		4,563,000	5,442,243
6.25% 4/15/49		4,516,000	5,588,035
Enterprise Products Operating LP:
2.55% 10/15/19		1,893,000	1,892,856
3.75% 2/15/25		6,359,000	6,817,984
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		3,211,000	2,681,185
8% 11/29/24 (b)		6,676,000	2,870,680
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,163,000	1,233,507
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,614,000	1,678,558
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		6,352,000	6,415,520
7% 8/1/27 (b)		3,700,000	3,746,250
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		414,000	380,880
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		8,157,000	8,442,495
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,784,000	4,413,240
5.75% 10/1/25 (b)		1,345,000	1,254,213
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		3,064,000	2,527,800
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,961,000	3,034,100
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		538,000	585,882
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,931,966
3.5% 3/1/21		7,224,000	7,335,508
5.5% 3/1/44		27,364,000	32,305,593
6.55% 9/15/40		1,203,000	1,529,281
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,995,461
5.05% 2/15/46		3,092,000	3,487,685
5.55% 6/1/45		7,786,000	9,343,492
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,940,000	2,888,550
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		3,023,000	3,007,885
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,746,545
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		845,000	893,852
MEG Energy Corp.:
6.375% 1/30/23 (b)		4,785,000	4,521,825
7% 3/31/24 (b)		4,645,000	4,418,556
MPLX LP:
4.5% 7/15/23		6,299,000	6,721,552
4.8% 2/15/29		3,672,000	4,084,576
4.875% 12/1/24		8,532,000	9,358,296
5.5% 2/15/49		11,018,000	12,629,178
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,541,050
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		6,591,000	3,536,483
Occidental Petroleum Corp.:
2.6% 8/13/21		5,678,000	5,715,738
2.7% 8/15/22		5,018,000	5,067,391
2.9% 8/15/24		16,582,000	16,737,072
3.2% 8/15/26		2,231,000	2,254,080
3.5% 8/15/29		7,032,000	7,164,383
4.3% 8/15/39		1,024,000	1,071,521
4.4% 8/15/49		1,024,000	1,068,058
Pan American Energy LLC 7.875% 5/7/21 (b)		310,000	294,500
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	462,840
5.375% 1/15/25 (b)		7,010,000	7,150,200
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		637,000	654,518
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,873,433
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,853,000	4,731,675
8.625% 2/1/22		650,000	712,563
Petrobras Energia SA 7.375% 7/21/23 (b)		798,000	542,241
Petrobras Global Finance BV:
5.299% 1/27/25		12,800,000	13,855,360
5.75% 2/1/29		25,591,000	27,719,053
5.999% 1/27/28		37,982,000	41,599,786
6.25% 3/17/24		12,741,000	14,170,381
7.25% 3/17/44		28,700,000	33,946,719
7.375% 1/17/27		26,190,000	31,090,411
8.75% 5/23/26		41,947,000	52,412,777
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,800,000	2,054,813
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	77,638
6% 5/16/24 (b)(e)		3,207,669	400,959
6% 11/15/26 (b)(e)		2,790,167	348,771
12.75% 2/17/22 (b)(e)		172,000	21,500
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	454,000	497,721
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,335,653
3.5% 7/23/20		605,000	604,433
3.5% 1/30/23		8,625,000	8,379,188
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,522,218
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	8,886,930
4.5% 1/23/26		29,333,000	27,749,018
4.625% 9/21/23		50,278,000	50,395,842
4.875% 1/24/22		12,707,000	12,913,489
4.875% 1/18/24		11,589,000	11,635,356
5.375% 3/13/22		200,000	204,500
5.5% 1/21/21		7,147,000	7,296,873
5.5% 6/27/44		6,885,000	5,877,725
5.625% 1/23/46		22,750,000	19,512,448
6% 3/5/20		2,491,000	2,526,808
6.35% 2/12/48		55,632,000	51,139,716
6.375% 1/23/45		17,610,000	16,231,468
6.5% 3/13/27		58,538,000	59,787,423
6.5% 6/2/41		21,955,000	20,424,737
6.75% 9/21/47		34,958,000	33,210,100
6.875% 8/4/26		26,215,000	27,486,428
Phillips 66 Partners LP 2.646% 2/15/20		838,000	838,350
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		4,912,000	5,046,590
3.65% 6/1/22		4,550,000	4,676,378
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,759,741
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22		2,055,000	1,980,013
5.625% 11/15/23		7,846,000	7,414,470
Sanchez Energy Corp. 7.25% 2/15/23 (b)(e)		8,790,000	6,153,000
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		600,000	615,000
3.5% 4/16/29 (b)		3,890,000	4,150,630
4.25% 4/16/39 (b)		3,310,000	3,748,575
4.375% 4/16/49 (b)		1,480,000	1,686,092
SemGroup Corp.:
6.375% 3/15/25		6,253,000	5,909,085
7.25% 3/15/26		6,586,000	6,289,630
Sinopec Group Overseas Development 2012 Ltd. 4.875% 5/17/42 (b)		265,000	336,873
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		1,200,000	1,315,250
Southwestern Energy Co.:
6.2% 1/23/25 (c)		21,859,000	19,126,625
7.75% 10/1/27		2,395,000	2,083,650
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	35,722,067
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		3,130,000	3,200,425
5.5% 2/15/26		2,245,000	2,329,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	5,043,688
5.125% 2/1/25		6,329,000	6,487,225
5.25% 5/1/23		1,340,000	1,363,035
5.875% 4/15/26		3,705,000	3,880,988
6.75% 3/15/24		2,816,000	2,925,120
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	23,460,485
5.75% 6/24/44		12,223,000	14,647,352
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,363,000	1,015,435
Tullow Oil PLC:
6.25% 4/15/22 (b)		990,000	988,144
7% 3/1/25 (b)		513,000	508,832
Western Gas Partners LP:
4.65% 7/1/26		3,106,000	3,163,212
4.75% 8/15/28		3,701,000	3,748,655
5.375% 6/1/21		28,072,000	29,026,608
Williams Partners LP:
3.6% 3/15/22		6,891,000	7,094,891
3.9% 1/15/25		16,989,000	17,863,589
4% 11/15/21		6,456,000	6,648,933
4% 9/15/25		1,911,000	2,031,307
4.125% 11/15/20		1,528,000	1,553,569
4.3% 3/4/24		26,077,000	27,833,932
4.5% 11/15/23		4,667,000	5,024,691
YPF SA:
8.5% 3/23/21 (b)		1,265,000	967,725
8.5% 3/23/21 (Reg. S)		4,650,000	3,557,250
8.5% 6/27/29 (b)		625,000	393,750
8.75% 4/4/24 (b)		5,189,000	3,502,575
			1,577,527,990
TOTAL ENERGY			1,646,193,589
FINANCIALS - 12.8%
Banks - 4.4%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	624,703
Akbank TAS 7.2% 3/16/27 (b)(c)		1,282,000	1,120,148
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	5,819,000	6,659,181
Banco de Bogota SA 6.25% 5/12/26 (b)		440,000	495,275
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		582,000	605,462
Banco Do Brasil SA:
4.625% 1/15/25 (b)		503,000	525,082
4.875% 4/19/23 (b)		298,000	310,758
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)	EUR	1,300,000	300,041
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,657,000	1,226,180
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,035,000	1,805,673
Bank Ireland Group PLC 3.125% 9/19/27 (Reg. S) (c)	GBP	2,600,000	3,112,903
Bank of America Corp.:
3.004% 12/20/23 (c)		32,898,000	33,761,455
3.3% 1/11/23		574,000	596,739
3.419% 12/20/28 (c)		14,844,000	15,665,259
3.5% 4/19/26		13,098,000	14,033,990
3.705% 4/24/28 (c)		20,736,000	22,373,295
3.864% 7/23/24 (c)		43,427,000	46,111,247
3.95% 4/21/25		10,930,000	11,670,020
4.1% 7/24/23		7,314,000	7,858,600
4.2% 8/26/24		25,822,000	27,868,394
4.25% 10/22/26		9,380,000	10,239,995
4.45% 3/3/26		4,916,000	5,413,379
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,325,000	1,212,375
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	2,350,000	2,542,528
2.625% 11/11/25 (Reg. S) (c)	EUR	4,350,000	4,845,495
2.75% 11/8/19		7,803,000	7,806,848
3.25% 1/12/21		13,452,000	13,561,625
3.932% 5/7/25 (c)		5,127,000	5,270,913
4.375% 1/12/26		15,982,000	16,866,939
5.088% 6/20/30 (c)		26,155,000	27,168,843
BBVA Bancomer SA 7.25% 4/22/20 (b)		595,000	610,619
Biz Finance PLC 9.625% 4/27/22 (b)		1,741,500	1,818,126
BTA Bank JSC 5.5% 12/21/22 (b)		669,689	673,247
CBOM Finance PLC 5.55% 2/14/23 (b)		883,000	876,929
Citigroup, Inc.:
2.4% 2/18/20		22,872,000	22,892,769
2.75% 4/25/22		15,927,000	16,212,355
3.142% 1/24/23 (c)		14,530,000	14,857,779
3.352% 4/24/25 (c)		17,534,000	18,319,348
4.05% 7/30/22		3,378,000	3,542,660
4.3% 11/20/26		7,797,000	8,509,140
4.4% 6/10/25		31,901,000	34,617,398
4.45% 9/29/27		11,404,000	12,550,031
5.5% 9/13/25		14,874,000	17,047,396
Citizens Bank NA 2.55% 5/13/21		4,182,000	4,211,328
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,631,385
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,427,792
3.75% 3/26/25		12,391,000	13,097,393
3.8% 9/15/22		19,558,000	20,411,008
3.8% 6/9/23		23,347,000	24,510,921
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,489,000	1,761,077
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (c)	EUR	4,290,000	4,702,949
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,444,555
5% 1/12/22 (b)		5,210,000	5,494,787
5.375% 1/12/24 (Reg. S)		6,050,000	6,691,702
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	444,860
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		300,000	313,800
Discover Bank:
4.2% 8/8/23		11,373,000	12,211,976
7% 4/15/20		1,293,000	1,329,134
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		830,000	915,345
Fidelity Bank PLC 10.5% 10/16/22 (b)		766,000	854,808
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,617,121
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (b)		670,000	705,845
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	4,162,902
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,924,350
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	4,196,385
5.71% 1/15/26 (b)		27,047,000	28,536,912
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,290,000	1,343,858
6.2% 12/21/21 (Reg. S)		624,000	655,785
JPMorgan Chase & Co.:
2.95% 10/1/26		11,773,000	12,212,817
3.25% 9/23/22		11,737,000	12,164,303
3.797% 7/23/24 (c)		44,260,000	47,015,473
3.875% 9/10/24		22,801,000	24,376,776
4.125% 12/15/26		20,651,000	22,748,404
4.25% 10/15/20		4,456,000	4,564,978
4.35% 8/15/21		12,911,000	13,472,243
4.452% 12/5/29 (c)		40,200,000	46,226,724
4.5% 1/24/22		14,045,000	14,864,251
4.625% 5/10/21		4,382,000	4,566,673
JSC BGEO Group 6% 7/26/23 (b)		2,003,000	2,038,053
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	1,250,000	1,392,249
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	9,184,000	10,686,275
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		782,000	817,923
Rabobank Nederland 4.375% 8/4/25		16,524,000	17,862,156
Regions Bank 6.45% 6/26/37		15,683,000	20,997,693
Regions Financial Corp. 3.2% 2/8/21		7,591,000	7,693,916
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		32,141,000	35,093,051
5.125% 5/28/24		44,276,000	46,857,281
6% 12/19/23		32,724,000	35,639,268
6.1% 6/10/23		26,301,000	28,524,242
6.125% 12/15/22		27,112,000	29,329,506
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		1,290,000	1,216,148
TBC Bank JSC 5.75% 6/19/24 (b)		340,000	337,450
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,411,000	1,452,448
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		424,000	421,880
6.125% 5/24/27 (b)(c)		1,355,000	1,138,200
6.25% 4/20/21 (Reg. S)		2,600,000	2,631,688
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		945,000	945,000
5.5% 4/21/22 (b)		901,000	868,339
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		3,912,000	3,623,882
6.875% 2/3/25 (b)(c)		265,000	242,475
6.875% 2/3/25 (Reg. S) (c)		1,213,000	1,109,895
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (c)	EUR	1,950,000	2,304,003
6.572% 1/14/22 (b)		23,534,000	25,305,802
Westpac Banking Corp. 4.11% 7/24/34 (c)		13,519,000	14,231,966
Zenith Bank PLC 7.375% 5/30/22 (b)		1,974,000	2,067,765
			1,109,820,316
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,953,417
4.25% 2/15/24		9,340,000	10,042,143
Ares Capital Corp. 4.2% 6/10/24		31,505,000	32,703,368
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		625,000	642,188
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,355,170
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,219,871
2.2% 7/24/25 (Reg. S)	EUR	5,216,000	6,184,584
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		11,793,000	12,562,399
4.207% 6/12/24 (b)(c)		18,061,000	19,124,820
5.75% 9/18/25 (Reg. S) (c)	EUR	3,925,000	4,565,204
6.5% 8/8/23 (Reg. S)		10,235,000	11,403,346
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	14,900,000	16,580,838
4.5% 4/1/25		51,329,000	48,493,556
5% 6/24/20	EUR	1,250,000	1,413,334
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,225,899
3.3% 11/16/22		30,321,000	30,137,329
5% 2/14/22		29,755,000	30,841,279
EG Global Finance PLC 6.75% 2/7/25 (b)		625,000	603,125
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		64,328,000	65,214,256
3.2% 2/23/23		10,830,000	11,189,403
3.691% 6/5/28 (c)		128,004,000	136,123,447
3.75% 5/22/25		12,741,000	13,586,065
4.25% 10/21/25		5,020,000	5,414,844
6.75% 10/1/37		6,976,000	9,557,775
IntercontinentalExchange, Inc. 2.75% 12/1/20		4,134,000	4,169,110
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,033,233
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,738,936
4.875% 2/15/24		6,892,000	7,635,838
Morgan Stanley:
3.125% 1/23/23		8,282,000	8,539,486
3.125% 7/27/26		69,344,000	72,036,723
3.7% 10/23/24		23,877,000	25,505,547
3.737% 4/24/24 (c)		79,634,000	83,781,339
3.95% 4/23/27		2,007,000	2,148,150
4.431% 1/23/30 (c)		14,132,000	16,127,969
4.875% 11/1/22		16,717,000	17,983,241
5% 11/24/25		27,517,000	31,047,507
5.5% 1/26/20		56,062,000	56,767,108
5.625% 9/23/19		8,100,000	8,113,956
5.75% 1/25/21		12,664,000	13,286,546
MSCI, Inc.:
4.75% 8/1/26 (b)		2,641,000	2,763,146
5.25% 11/15/24 (b)		2,816,000	2,923,571
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	13,533,000	15,795,597
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	13,091,291
			896,625,954
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	22,186,524
3.5% 5/26/22		4,764,000	4,894,024
4.125% 7/3/23		13,016,000	13,807,551
4.45% 12/16/21		9,385,000	9,752,020
4.45% 4/3/26		10,546,000	11,323,568
4.875% 1/16/24		16,603,000	18,008,678
Ally Financial, Inc.:
3.875% 5/21/24		2,530,000	2,665,988
4.625% 3/30/25		2,128,000	2,324,840
5.75% 11/20/25		25,796,000	29,536,420
8% 11/1/31		4,533,000	6,334,868
Capital One Financial Corp. 3.8% 1/31/28		14,203,000	15,142,254
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		855,000	962,142
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,286,936
3.95% 11/6/24		9,389,000	10,008,925
4.1% 2/9/27		15,432,000	16,615,337
4.5% 1/30/26		15,184,000	16,769,574
5.2% 4/27/22		7,992,000	8,594,228
Ford Motor Credit Co. LLC:
1.514% 2/17/23	EUR	6,400,000	7,153,609
2.597% 11/4/19		33,261,000	33,252,685
5.085% 1/7/21		9,629,000	9,920,249
5.584% 3/18/24		20,831,000	22,402,108
5.596% 1/7/22		19,922,000	21,067,193
Navient Corp.:
5.5% 1/25/23		5,602,000	5,883,781
5.875% 10/25/24		475,000	499,695
6.125% 3/25/24		1,297,000	1,376,441
6.5% 6/15/22		7,023,000	7,602,398
6.625% 7/26/21		4,025,000	4,306,750
6.75% 6/25/25		4,000,000	4,300,000
6.75% 6/15/26		3,350,000	3,584,500
7.25% 1/25/22		2,491,000	2,730,759
7.25% 9/25/23		3,210,000	3,563,100
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	6,139,256
7.125% 3/15/26		1,390,000	1,585,295
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,649,213
3.75% 8/15/21		4,720,000	4,826,445
3.95% 12/1/27		24,512,000	25,411,236
4.25% 8/15/24		4,751,000	5,058,494
4.375% 3/19/24		7,611,000	8,129,803
5.15% 3/19/29		29,391,000	33,099,327
			429,756,214
Diversified Financial Services - 1.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,800,000	5,553,500
ADES International Holding Ltd. 8.625% 4/24/24 (b)		1,275,000	1,257,070
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		5,364,000	5,440,705
3.95% 7/1/24 (b)		7,125,000	7,333,050
4.375% 5/1/26 (b)		8,768,000	9,103,814
5.125% 10/1/23 (b)		17,344,000	18,414,125
5.25% 5/15/24 (b)		13,457,000	14,435,324
5.5% 1/15/23 (b)		3,615,000	3,851,421
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,414,494
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	16,736,698
3.85% 2/1/25		9,126,000	9,592,361
3.875% 8/15/22		13,396,000	13,978,696
4.125% 6/15/26		15,162,000	16,162,148
4.125% 5/15/29		18,497,000	20,010,544
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,519,358
Cigna Corp.:
3.75% 7/15/23		15,701,000	16,505,805
4.125% 11/15/25		12,150,000	13,218,799
4.375% 10/15/28		19,595,000	21,911,150
4.8% 8/15/38		12,201,000	14,106,117
4.9% 12/15/48		12,189,000	14,424,349
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,317,000	1,807,955
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		3,598,000	3,718,044
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		10,264,000	10,443,620
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		2,332,000	2,448,600
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		363,000	337,136
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		1,225,000	1,248,275
HTA Group Ltd. 9.125% 3/8/22 (b)		1,605,000	1,662,429
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,778,000	16,034,393
6.25% 2/1/22		4,737,000	4,879,110
6.25% 5/15/26 (b)		3,650,000	3,809,870
6.375% 12/15/25		4,491,000	4,754,846
6.75% 2/1/24		1,274,000	1,332,923
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	6,250,000	7,052,942
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,210,000	2,286,466
5.25% 8/15/22 (b)		3,250,000	3,432,813
5.5% 2/15/24 (b)		23,962,000	25,912,507
Pine Street Trust I:
4.572% 2/15/29 (b)		19,248,000	20,778,019
5.568% 2/15/49 (b)		19,200,000	21,965,951
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,778,000	2,802,308
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		10,565,000	10,485,763
6.875% 2/15/23 (b)		1,509,000	1,539,180
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		14,974,000	15,872,440
Sparc Em Spc 0% 12/5/22 (b)		175,103	167,276
Tempo Acquisition LLC 6.75% 6/1/25 (b)		4,698,000	4,826,255
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	673,219
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		1,615,000	1,707,863
8.5% 8/15/27 (b)		945,000	1,015,875
Valvoline, Inc. 5.5% 7/15/24		1,790,000	1,861,600
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		1,090,000	1,057,300
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,086,757
WPC Eurobond BV 2.25% 4/9/26	EUR	1,380,000	1,661,632
			413,632,895
Insurance - 1.5%
American International Group, Inc.:
3.3% 3/1/21		6,125,000	6,226,369
3.875% 1/15/35		12,130,000	12,875,403
4.875% 6/1/22		11,590,000	12,413,731
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,905,000	4,100,250
Aon Corp. 5% 9/30/20		2,455,000	2,528,931
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,324,000	1,323,206
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		2,324,000	2,544,780
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	9,167,668
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	14,643,528
4.75% 3/15/39		5,849,000	7,322,556
4.8% 7/15/21		4,517,000	4,706,367
4.9% 3/15/49		11,640,000	15,112,118
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		19,445,000	23,750,064
MetLife, Inc. 3.048% 12/15/22 (c)		7,921,000	8,182,145
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (b)(c)(d)		97,491,000	97,564,282
3% 1/10/23 (b)		5,030,000	5,187,795
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	25,936,524
Pricoa Global Funding I 5.375% 5/15/45 (c)		11,144,000	11,890,202
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		7,600,000	8,379,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		11,520,000	14,498,541
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	4,191,045
Unum Group:
3.875% 11/5/25		13,752,000	14,517,738
4% 3/15/24		12,741,000	13,527,757
4% 6/15/29		15,636,000	16,427,196
5.625% 9/15/20		5,342,000	5,522,343
5.75% 8/15/42		16,274,000	20,206,810
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,985,000	3,965,075
			366,711,424
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,256,650
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 3.622% 4/26/23 (b)(c)		5,100,000	5,211,120
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,657,000	1,742,501
Quicken Loans, Inc. 5.25% 1/15/28 (b)		6,365,000	6,603,688
			13,557,309
TOTAL FINANCIALS			3,231,360,762
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,432,528
4.625% 2/1/28 (b)		443,000	457,951
Teleflex, Inc. 4.875% 6/1/26		4,444,000	4,681,576
			7,572,055
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,298,232
Community Health Systems, Inc.:
5.125% 8/1/21		3,220,000	3,220,000
6.25% 3/31/23		14,608,000	14,134,701
8% 3/15/26 (b)		2,685,000	2,577,600
8.625% 1/15/24 (b)		8,598,000	8,598,000
CVS Health Corp.:
2.625% 8/15/24		2,838,000	2,854,263
3% 8/15/26		2,303,000	2,331,169
3.25% 8/15/29		5,292,000	5,363,598
3.7% 3/9/23		5,734,000	5,996,030
4% 12/5/23		5,431,000	5,772,941
4.1% 3/25/25		45,449,000	48,622,815
4.3% 3/25/28		41,514,000	45,314,238
4.78% 3/25/38		18,481,000	20,723,897
5.05% 3/25/48		27,172,000	31,659,758
Elanco Animal Health, Inc.:
3.912% 8/27/21		3,218,000	3,280,053
4.272% 8/28/23		10,157,000	10,638,489
4.9% 8/28/28		4,279,000	4,666,776
HCA Holdings, Inc.:
4.5% 2/15/27		3,357,000	3,639,593
4.75% 5/1/23		379,000	407,423
5% 3/15/24		4,061,000	4,435,844
5.25% 6/15/26		7,307,000	8,247,865
5.875% 2/15/26		2,434,000	2,776,586
Medco Health Solutions, Inc. 4.125% 9/15/20		4,769,000	4,850,299
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		3,150,000	2,815,502
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	525,492
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		649,000	657,924
Tenet Healthcare Corp.:
4.375% 10/1/21		2,437,000	2,541,791
4.625% 7/15/24		3,529,000	3,630,459
5.125% 5/1/25		2,803,000	2,810,008
6.25% 2/1/27 (b)		2,480,000	2,573,000
6.75% 6/15/23		6,838,000	7,026,045
8.125% 4/1/22		19,870,000	21,407,938
THC Escrow Corp. III 7% 8/1/25		4,453,000	4,497,530
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,875,088
6.015% 11/15/48		22,807,000	28,767,160
Vizient, Inc. 6.25% 5/15/27 (b)		375,000	403,125
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,125,000	2,224,981
5.375% 8/15/26 (b)		6,204,000	6,615,015
WellPoint, Inc. 3.3% 1/15/23		4,104,000	4,238,832
			340,020,060
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		4,290,000	4,531,313
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		1,805,000	1,931,170
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	31,629,705
Bayer AG:
2.375% 4/2/75 (Reg. S) (c)	EUR	12,310,000	13,733,598
3% 7/1/75 (Reg S.) (c)	EUR	2,200,000	2,454,179
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		22,606,000	24,364,745
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,313,975
Mylan NV:
3.15% 6/15/21		13,528,000	13,687,757
3.95% 6/15/26		7,088,000	7,375,500
4.55% 4/15/28		13,507,000	14,541,222
Perrigo Finance PLC 3.5% 12/15/21		982,000	986,429
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	583,703
3.65% 11/10/21		481,000	457,551
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		431,000	409,989
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	7,071,000	7,615,613
2.2% 7/21/21		9,555,000	8,945,869
2.8% 7/21/23		13,994,000	11,789,945
4.5% 3/1/25	EUR	2,072,000	2,020,405
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,435,151
5.875% 5/15/23 (b)		1,173,000	1,187,663
6.5% 3/15/22 (b)		1,593,000	1,649,233
7% 3/15/24 (b)		7,310,000	7,720,530
9% 12/15/25 (b)		618,000	692,933
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,223,856
3.45% 11/13/20		3,299,000	3,343,465
			164,163,016
TOTAL HEALTH CARE			518,217,614
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	6,168,673
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,613,805
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,365,000	8,323,175
7.5% 12/1/24 (b)		6,813,000	6,788,133
7.5% 3/15/25 (b)		1,914,000	1,863,758
7.875% 4/15/27 (b)		4,565,000	4,422,344
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,781,748
Rolls-Royce PLC 3.375% 6/18/26	GBP	260,000	350,463
TransDigm, Inc.:
6% 7/15/22		2,555,000	2,596,519
6.25% 3/15/26 (b)		9,375,000	10,113,094
6.375% 6/15/26		3,615,000	3,793,906
6.5% 7/15/24		6,860,000	7,082,950
6.5% 5/15/25		5,288,000	5,512,740
			70,411,308
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		9,097,000	9,699,676
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,103,000	2,263,354
			11,963,030
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		1,518,000	1,507,564
Building Products - 0.0%
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		975,000	939,047
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		4,231,000	3,152,095
7.875% 12/1/22		3,230,000	3,072,538
8.75% 12/1/20		2,842,000	2,699,900
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,087,000	2,720,419
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,937,990
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,657,000	2,314,911
Tervita Escrow Corp. 7.625% 12/1/21 (b)		963,000	977,445
			18,875,298
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		7,722,000	8,065,783
5.875% 10/15/24		4,702,000	5,078,160
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,211,000	1,252,250
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		1,640,000	121,770
7.125% 6/26/42 (b)(e)		2,456,000	221,040
			14,739,003
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,893,800
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,324,136
			5,217,936
Industrial Conglomerates - 0.0%
General Electric Co.:
0.375% 5/17/22	EUR	300,000	324,707
1.25% 5/26/23	EUR	600,000	664,765
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		625,000	623,828
			1,613,300
Machinery - 0.0%
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,777,125
6.875% 9/1/27 (b)		1,210,000	1,244,582
			5,021,707
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,339,640
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,151,000	4,840,129
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	380,312
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36 (b)		655,000	690,411
Uber Technologies, Inc. 7.5% 11/1/23 (b)		956,000	999,020
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,711,500	1,739,312
			8,649,184
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23		2,041,000	2,077,328
3.375% 6/1/21		6,685,000	6,795,474
3.75% 2/1/22		16,816,000	17,324,441
3.875% 4/1/21		7,396,000	7,567,027
4.25% 2/1/24		18,355,000	19,593,303
4.25% 9/15/24		7,664,000	8,239,040
4.75% 3/1/20		7,515,000	7,599,347
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,998,068
FLY Leasing Ltd.:
5.25% 10/15/24		10,223,000	10,504,133
6.375% 10/15/21		3,822,000	3,893,663
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,121,000	1,411,774
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	1,959,315
			88,962,913
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		3,518,438	3,113,817
DP World Ltd. 5.625% 9/25/48 (b)		550,000	654,500
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	4,772,301
			8,540,618
TOTAL INDUSTRIALS			238,780,548
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		600,000	608,250
6% 3/1/26 (b)		600,000	611,100
			1,219,350
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		1,529,000	1,577,615
5.45% 6/15/23 (b)		14,700,000	15,977,211
6.02% 6/15/26 (b)		5,064,000	5,715,221
TTM Technologies, Inc. 5.625% 10/1/25 (b)		12,935,000	12,611,625
			35,881,672
IT Services - 0.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		2,880,000	2,620,800
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	891,429
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,900,000	2,192,605
			5,704,834
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		4,545,000	4,640,055
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,382,325
Qorvo, Inc. 5.5% 7/15/26		2,714,000	2,897,249
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,927,000	2,046,879
			10,966,508
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		6,245,000	6,471,381
6.875% 8/1/25 (b)		345,000	357,506
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,197,525
5.25% 5/15/29 (b)		730,000	753,725
5.875% 6/15/26		2,418,000	2,568,158
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,506,000	6,684,915
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	6,170,610
Nuance Communications, Inc. 5.625% 12/15/26		2,663,000	2,806,136
Open Text Corp. 5.875% 6/1/26 (b)		7,059,000	7,543,953
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		3,225,000	3,386,250
Symantec Corp. 5% 4/15/25 (b)		11,289,000	11,364,299
			49,304,458
TOTAL INFORMATION TECHNOLOGY			103,076,822
MATERIALS - 0.7%
Chemicals - 0.2%
Braskem Finance Ltd. 5.375% 5/2/22 (b)		771,000	803,768
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,762,130
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	5,053,013
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,026,000	3,794,505
Nutrien Ltd.:
4.2% 4/1/29		2,050,000	2,291,172
5% 4/1/49		3,569,000	4,260,499
OCI NV 6.625% 4/15/23 (b)		6,832,000	7,207,760
OCP SA:
5.625% 4/25/24 (b)		567,000	625,118
6.875% 4/25/44 (b)		275,000	341,945
Olin Corp. 5.125% 9/15/27		3,663,000	3,763,733
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,638,000	2,539,075
SABIC Capital II BV 4% 10/10/23 (b)		1,483,000	1,582,806
Sasol Financing U.S.A. LLC 5.875% 3/27/24		704,000	759,220
The Chemours Co. LLC:
5.375% 5/15/27		3,380,000	2,999,750
7% 5/15/25		2,595,000	2,562,563
The Dow Chemical Co. 4.125% 11/15/21		6,936,000	7,197,065
TPC Group, Inc. 10.5% 8/1/24 (b)		1,740,000	1,827,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		2,962,000	2,784,280
Valvoline, Inc. 4.375% 8/15/25		2,450,000	2,474,500
			58,629,902
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	3,086,000	3,561,339
6% 4/1/24 (b)		589,000	603,107
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	2,750,000	3,122,429
7.75% 4/16/26 (b)		604,000	650,810
			7,937,685
Containers & Packaging - 0.2%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(c)		4,376,249	4,529,418
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		14,798,000	15,454,661
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,535,800
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		8,850,000	7,965,000
7.875% 7/15/26 (b)		860,000	778,300
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,465,800
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,591,640
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,925,433
			40,246,052
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		4,471,000	4,647,426
6.75% 10/19/75 (b)(c)		11,105,000	13,006,176
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,647,053
4.5% 8/1/47 (b)		4,170,000	4,898,447
CSN Resources SA:
6.5% 7/21/20 (b)		726,000	736,663
7.625% 2/13/23 (b)		4,055,000	4,143,703
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	1,971,958
7.25% 5/15/22 (b)		1,414,000	1,372,464
7.25% 4/1/23 (b)		10,762,000	10,008,660
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,294,000	3,302,235
3.875% 3/15/23		1,962,000	1,982,405
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		767,000	780,183
5.125% 5/15/24 (b)		280,000	298,200
Metinvest BV 7.75% 4/23/23 (b)		3,919,000	4,036,570
Polyus Finance PLC 5.25% 2/7/23 (b)		1,178,000	1,239,845
POSCO 4% 8/1/23 (b)		615,000	649,907
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,402,000	3,423,263
Usiminas International SARL 5.875% 7/18/26 (b)		690,000	694,140
Vale Overseas Ltd. 4.375% 1/11/22		230,000	237,691
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,790,000	3,636,031
8.25% 6/7/21 (b)		1,430,000	1,482,284
			68,195,304
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)		3,335,000	3,501,750
TOTAL MATERIALS			178,510,693
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.6%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	2,200,000	2,553,710
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,331,110
American Homes 4 Rent 4.25% 2/15/28		896,000	973,365
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,230,334
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,919,364
4.5% 12/1/28		12,665,000	14,633,730
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,325,152
4.25% 1/15/24		5,855,000	6,337,306
Care Capital Properties LP 5.125% 8/15/26		4,710,000	5,085,525
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,581,148
Corrections Corp. of America:
4.125% 4/1/20		1,640,000	1,635,900
4.625% 5/1/23		3,895,000	3,758,675
5% 10/15/22		3,180,000	3,148,200
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,358,387
DDR Corp.:
3.625% 2/1/25		5,451,000	5,624,488
4.25% 2/1/26		18,338,000	19,552,963
4.625% 7/15/22		4,060,000	4,256,882
4.7% 6/1/27		904,000	999,445
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,193,460
3.75% 12/1/24		3,445,000	3,685,095
3.875% 10/15/22		11,077,000	11,611,128
Equity One, Inc. 3.75% 11/15/22		11,531,000	12,017,985
ERP Operating LP 4.75% 7/15/20		4,905,000	4,983,490
HCP, Inc.:
3.25% 7/15/26		2,056,000	2,126,174
3.5% 7/15/29		2,351,000	2,482,652
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	30,520,665
iStar Financial, Inc. 6% 4/1/22		832,000	853,840
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	3,071,849
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,424,000	3,655,120
5.25% 8/1/26		3,615,000	3,819,428
6.375% 3/1/24		1,433,000	1,501,068
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		26,812,000	28,257,013
4.5% 1/15/25		6,808,000	7,197,642
4.5% 4/1/27		32,478,000	34,776,877
4.75% 1/15/28		18,782,000	20,453,448
4.95% 4/1/24		11,179,000	12,036,222
5.25% 1/15/26		18,623,000	20,608,539
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,200,659
5% 12/15/23		1,293,000	1,370,533
Samhallsbyggnadsbolaget I Norden AB:
1.125% 9/4/26 (Reg. S)	EUR	2,810,000	3,067,948
1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,050,115
Senior Housing Properties Trust 6.75% 4/15/20		159,000	159,695
Store Capital Corp. 4.625% 3/15/29		5,948,000	6,608,144
Ventas Realty LP:
3% 1/15/30		16,209,000	16,317,399
3.125% 6/15/23		3,477,000	3,588,515
3.5% 2/1/25		3,798,000	3,996,684
3.75% 5/1/24		15,927,000	16,898,348
4% 3/1/28		6,996,000	7,600,835
4.125% 1/15/26		3,540,000	3,836,783
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,781,282
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,801,329
4% 2/1/25		21,671,000	22,863,755
			403,299,403
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,394,984
3.95% 11/15/27		14,429,000	15,212,510
4.1% 10/1/24		10,117,000	10,719,050
4.55% 10/1/29		10,929,000	11,951,338
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	7,475,000	8,413,082
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,917,117
Digital Realty Trust LP:
3.625% 10/1/22		5,865,000	6,094,729
3.95% 7/1/22		7,543,000	7,899,894
4.75% 10/1/25		19,502,000	21,637,819
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,983,609
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	470,636
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	7,530,000	8,567,405
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	102,827
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	7,246,050
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	4,450
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		313,000	217,535
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	528,255
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,404,428
4.125% 6/15/22		9,480,000	9,931,403
4.4% 2/15/24		8,293,000	8,991,178
4.75% 10/1/20		7,187,000	7,340,963
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	8,925,472
4.5% 4/18/22		11,063,000	11,112,437
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,691,089
SELP Finance SARL 1.5% 12/20/26 (Reg. S)	EUR	2,560,000	2,953,442
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,475,000	1,489,289
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,643,261
3.75% 12/1/24		15,395,000	15,836,144
3.875% 12/1/23		3,066,000	3,176,990
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		3,470,000	3,656,513
			217,513,899
TOTAL REAL ESTATE			620,813,302
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,211,356
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		2,198,000	2,291,459
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,949,502
6.4% 9/15/20 (b)		16,498,000	17,117,505
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		5,110,000	5,122,775
5.75% 1/26/21 (Reg. S)		1,685,000	1,689,213
7.125% 2/11/25 (b)		1,020,000	1,048,050
Eversource Energy 2.8% 5/1/23		9,622,000	9,800,231
Exelon Corp. 2.85% 6/15/20		3,114,000	3,127,868
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,151,527
7.375% 11/15/31		40,851,000	58,576,592
InterGen NV 7% 6/30/23 (b)		7,075,000	6,473,625
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,621,449
3.7% 9/1/24		6,665,000	6,973,075
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	796,998
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	937,899
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,741,769
NRG Yield Operating LLC 5% 9/15/26		2,513,000	2,544,413
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		5,204,895	5,582,250
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,331,856
ORSTED A/S 2.125% 5/17/27 (Reg. S)	GBP	2,500,000	3,227,562
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	338,400
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,730,065
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,430,439
Vattenfall AB 0.5% 6/24/26 (Reg. S)	EUR	1,970,000	2,243,181
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,095,000	3,195,588
5.5% 9/1/26 (b)		11,371,000	11,939,550
			217,194,197
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,390,006
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		31,275,000	33,542,438
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,243,231
3.55% 6/15/26		5,152,000	5,437,428
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,464,617
4.5% 9/15/27 (b)		596,000	612,390
NRG Energy, Inc.:
5.25% 6/15/29 (b)		3,295,000	3,515,996
5.75% 1/15/28		2,250,000	2,424,375
6.625% 1/15/27		1,080,000	1,166,400
Talen Energy Supply LLC:
6.5% 6/1/25		538,000	408,880
10.5% 1/15/26 (b)		6,735,000	6,122,115
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,324,872
5% 1/31/28 (b)		1,443,000	1,502,553
6.625% 6/15/25 (b)(c)		3,430,000	3,618,650
The AES Corp.:
4.5% 3/15/23		1,851,000	1,902,643
4.875% 5/15/23		6,062,000	6,145,353
5.125% 9/1/27		4,638,000	4,972,075
6% 5/15/26		984,000	1,055,084
			80,459,100
Multi-Utilities - 0.5%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (c)(d)		22,443,000	20,984,205
3 month U.S. LIBOR + 2.825% 5.1549% 6/30/66 (c)(d)		6,590,000	6,227,550
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	10,037,018
5.8% 2/1/42		4,036,000	5,296,478
5.95% 6/15/41		7,538,000	10,072,621
NiSource, Inc. 2.95% 9/1/29		31,524,000	32,228,791
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,583,103
6.5% 12/15/20		3,265,000	3,432,661
Sempra Energy:
2.875% 10/1/22		3,670,000	3,728,706
6% 10/15/39		9,562,000	12,520,558
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (c)(d)		2,459,000	2,079,601
			117,191,292
TOTAL UTILITIES			417,234,595

TOTAL NONCONVERTIBLE BONDS			8,617,555,050

TOTAL CORPORATE BONDS
(Cost $8,171,222,735)			8,622,493,493

U.S. Government and Government Agency Obligations - 33.3%
U.S. Treasury Inflation-Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$98,980,750	$108,105,107
1% 2/15/46		48,612,730	56,297,905
1% 2/15/49		33,835,328	39,943,129
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		33,905,985	34,178,058
0.375% 7/15/25		174,491,874	178,796,427
0.375% 1/15/27		146,196,181	150,114,001
0.625% 1/15/26		129,644,467	134,618,286
0.75% 7/15/28		101,893,427	108,999,454
0.875% 1/15/29		94,919,279	102,769,773

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			913,822,140

U.S. Treasury Obligations - 29.7%
U.S. Treasury Bonds:
2.25% 8/15/46 (f)(g)		261,200	276,637
2.75% 11/15/47		182,698,900	213,693,483
3% 5/15/45		42,618,500	51,678,261
3% 2/15/48		14,982,100	18,365,362
3% 2/15/49		617,560,000	760,804,886
5% 5/15/37 (g)		16,600	24,992
U.S. Treasury Notes:
1.25% 10/31/21 (f)(g)		3,057,900	3,040,938
1.375% 8/31/26		697,846,000	694,165,951
1.625% 8/15/29		553,500,000	559,791,740
1.75% 6/30/24		284,750,000	289,332,695
1.875% 7/31/22		501,545,600	507,677,777
2% 4/30/24		15,926,700	16,344,776
2% 11/15/26		23,503,000	24,383,444
2.125% 12/31/22		275,186,800	281,432,250
2.125% 3/31/24		253,410,000	261,338,961
2.125% 7/31/24		222,547,000	230,049,269
2.125% 11/30/24 (g)(h)		51,867,300	53,702,916
2.125% 5/15/25 (f)(g)		1,465,300	1,520,592
2.125% 5/31/26		498,913,000	520,350,668
2.25% 4/30/24		676,960,000	702,425,333
2.25% 12/31/24		394,208,100	410,931,149
2.25% 11/15/27		200,057,200	211,974,669
2.375% 4/30/26		89,077,000	94,268,519
2.375% 5/15/29		4,750,000	5,121,094
2.5% 3/31/23		416,562,200	432,183,283
2.5% 2/28/26		546,304,000	581,728,400
2.75% 11/30/20 (f)		1,228,000	1,243,686
2.75% 2/15/28		96,082,900	105,732,476
2.875% 9/30/23		46,915,700	49,606,022
3.125% 11/15/28		373,000,000	424,826,601

TOTAL U.S. TREASURY OBLIGATIONS			7,508,016,830

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,941,609,958)			8,421,838,970

U.S. Government Agency - Mortgage Securities - 21.2%
Fannie Mae - 5.7%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (c)(d)		33,703	35,024
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (c)(d)		11,829	12,312
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (c)(d)		37,029	38,360
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (c)(d)		29,715	30,980
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)		15,052	15,682
12 month U.S. LIBOR + 1.594% 4.485% 5/1/36 (c)(d)		71,061	74,088
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (c)(d)		26,927	27,951
12 month U.S. LIBOR + 1.641% 4.38% 9/1/36 (c)(d)		19,298	20,112
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)		31,154	32,669
12 month U.S. LIBOR + 1.666% 4.538% 11/1/36 (c)(d)		19,169	19,990
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (c)(d)		52,292	54,418
12 month U.S. LIBOR + 1.718% 4.399% 5/1/35 (c)(d)		57,885	60,313
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (c)(d)		25,681	26,769
12 month U.S. LIBOR + 1.750% 4.479% 8/1/41 (c)(d)		76,166	79,210
12 month U.S. LIBOR + 1.752% 4.734% 3/1/40 (c)(d)		81,661	85,325
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (c)(d)		68,507	71,535
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (c)(d)		69,174	72,381
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (c)(d)		181,761	188,405
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)		30,105	31,375
12 month U.S. LIBOR + 1.812% 4.596% 12/1/40 (c)(d)		2,072,802	2,160,490
12 month U.S. LIBOR + 1.818% 4.535% 7/1/41 (c)(d)		36,931	38,554
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)		21,106	21,968
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (c)(d)		168,297	175,129
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (c)(d)		74,731	78,160
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (c)(d)		25,200	26,296
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)		24,501	25,634
12 month U.S. LIBOR + 1.900% 4.776% 7/1/37 (c)(d)		21,808	22,944
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (c)(d)		612	631
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (c)(d)		62,989	65,099
6 month U.S. LIBOR + 1.510% 4.144% 2/1/33 (c)(d)(i)		640	660
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (c)(d)		9,022	9,334
6 month U.S. LIBOR + 1.535% 4.315% 12/1/34 (c)(d)		14,211	14,665
6 month U.S. LIBOR + 1.556% 4.278% 10/1/33 (c)(d)		4,783	4,933
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)		5,709	5,914
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)		846	880
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (c)(d)		10,370	10,823
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.27% 10/1/33 (c)(d)		107,330	112,336
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)		8,947	9,379
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (c)(d)		68,259	71,291
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)		31,894	33,292
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.946% 7/1/34 (c)(d)		75,799	79,354
2.5% 10/1/32 to 8/1/43 (h)		72,749,125	73,746,471
3% 7/1/27 to 9/1/48		445,701,876	459,748,555
3.5% 7/1/32 to 1/1/48		319,737,854	335,411,386
4% 5/1/29 to 9/1/48		302,952,456	320,035,626
4.5% 6/1/33 to 12/1/48		146,396,783	157,408,798
5% 12/1/19 to 3/1/45		55,644,540	60,651,739
5.251% 8/1/41 (c)		1,126,353	1,227,810
5.5% 9/1/21 to 5/1/44		13,584,252	15,011,301
6% 2/1/20 to 1/1/42		5,284,090	5,974,909
6.5% 8/1/20 to 4/1/37		2,289,133	2,579,026
6.531% 2/1/39 (c)		1,254,310	1,355,752
7% 9/1/21 to 7/1/37		502,144	565,084
7.5% 6/1/25 to 2/1/32		223,494	252,020
8% 8/1/29 to 3/1/37		7,190	8,570
9.5% 9/1/21		113	114

TOTAL FANNIE MAE			1,437,921,826

Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.325% 4.237% 1/1/36 (c)(d)		18,642	19,223
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (c)(d)		62,412	64,455
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (c)(d)		54,906	56,966
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)		16,214	16,766
12 month U.S. LIBOR + 1.750% 4.406% 7/1/41 (c)(d)		198,191	206,210
12 month U.S. LIBOR + 1.750% 4.644% 12/1/40 (c)(d)		1,080,026	1,120,101
12 month U.S. LIBOR + 1.754% 4.498% 9/1/41 (c)(d)		374,427	387,563
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)		21,399	22,334
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (c)(d)		21,281	22,364
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (c)(d)		28,827	30,010
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)		27,462	28,614
12 month U.S. LIBOR + 1.884% 4.628% 10/1/42 (c)(d)		313,225	326,014
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		26,054	27,204
12 month U.S. LIBOR + 1.910% 4.73% 6/1/41 (c)(d)		54,667	57,104
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(d)		46,360	48,706
12 month U.S. LIBOR + 1.910% 4.807% 5/1/41 (c)(d)		55,670	58,028
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		12,156	12,781
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (c)(d)		61,383	64,470
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (c)(d)		33,945	35,606
12 month U.S. LIBOR + 2.070% 4.998% 3/1/33 (c)(d)		940	981
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)		52,414	54,866
6 month U.S. LIBOR + 1.125% 3.849% 8/1/37 (c)(d)		20,163	20,567
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)		22,019	22,672
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (c)(d)		5,854	6,059
6 month U.S. LIBOR + 1.647% 4.289% 2/1/37 (c)(d)		81,357	84,242
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)		31,206	32,442
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)		8,084	8,411
6 month U.S. LIBOR + 1.843% 4.534% 10/1/36 (c)(d)		90,197	93,817
6 month U.S. LIBOR + 1.912% 4.623% 10/1/35 (c)(d)		54,671	56,858
6 month U.S. LIBOR + 2.020% 4.65% 6/1/37 (c)(d)		15,839	16,513
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)		23,897	24,944
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (c)(d)		24,944	25,891
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.58% 6/1/33 (c)(d)		75,775	79,305
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (c)(d)		146,278	152,766
U.S. TREASURY 1 YEAR INDEX + 2.412% 4.902% 3/1/35 (c)(d)		291,845	304,655
2.5% 8/1/32 to 5/1/33		23,105,513	23,453,222
3% 6/1/31 to 2/1/47		248,288,206	256,002,774
3.5% 1/1/32 to 3/1/48 (f)(g)		404,568,023	423,955,146
3.5% 8/1/47		109,408	114,652
4% 7/1/31 to 9/1/48		311,676,712	330,023,961
4% 4/1/48		847,469	885,756
4.5% 6/1/25 to 12/1/48		65,912,069	70,909,082
5% 6/1/20 to 7/1/41		10,069,168	11,127,042
5.5% 10/1/19 to 3/1/41		3,504,134	3,866,864
6% 10/1/21 to 12/1/37		1,003,976	1,125,577
6.5% 7/1/21 to 9/1/39		1,304,587	1,481,479
7% 6/1/21 to 9/1/36		456,104	519,063
7.5% 1/1/27 to 4/1/32		10,024	11,436
8% 7/1/24 to 4/1/32		13,294	15,172
8.5% 6/1/22 to 1/1/28		11,113	12,362
9% 10/1/20		1	1

TOTAL FREDDIE MAC			1,127,093,097

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		946,175	977,470
Ginnie Mae - 8.4%
3.5% 9/20/40 to 7/20/47		388,667,053	407,705,248
4% 5/20/33 to 5/20/49		235,976,858	250,734,450
4.5% 6/20/33 to 6/20/48		119,178,939	126,676,494
5% 12/15/32 to 9/15/41		10,782,434	11,894,706
5.5% 7/15/33 to 9/15/39		797,889	893,548
6% 10/15/30 to 11/15/39		270,051	303,648
7% 10/15/22 to 3/15/33		536,345	607,779
7.5% 2/15/22 to 9/15/31		204,734	225,428
8% 11/15/21 to 11/15/29		53,792	58,351
8.5% 10/15/21 to 1/15/31		10,594	11,990
9% 10/15/19 to 1/15/23		94	100
9.5% 12/15/20 to 3/15/23		42	44
3% 5/20/42 to 9/20/48		210,993,631	218,207,086
3% 9/1/49 (j)		51,500,000	53,107,397
3% 9/1/49 (j)		12,725,000	13,122,168
3% 9/1/49 (j)		28,750,000	29,647,334
3% 9/1/49 (j)		57,800,000	59,604,030
3% 9/1/49 (j)		54,200,000	55,891,669
3% 9/1/49 (j)		3,000,000	3,093,635
3% 9/1/49 (j)		20,500,000	21,139,838
3% 9/1/49 (j)		19,300,000	19,902,384
3% 9/1/49 (j)		18,750,000	19,335,218
3% 9/1/49 (j)		15,750,000	16,241,583
3% 9/1/49 (j)		1,100,000	1,134,333
3% 9/1/49 (j)		16,500,000	17,014,991
3% 9/1/49 (j)		46,100,000	47,538,855
3% 9/1/49 (j)		8,100,000	8,352,814
3% 9/1/49 (j)		4,400,000	4,537,331
3% 9/1/49 (j)		6,600,000	6,805,997
3% 9/1/49 (j)		6,600,000	6,805,997
3% 10/1/49 (j)		91,900,000	94,646,284
3.5% 9/1/49 (j)		120,200,000	124,876,537
3.5% 9/1/49 (j)		98,100,000	101,916,708
3.5% 9/1/49 (j)		78,300,000	81,346,363
3.5% 9/1/49 (j)		64,575,000	67,087,374
3.5% 9/1/49 (j)		50,300,000	52,256,987
3.5% 9/1/49 (j)		13,600,000	14,129,126
3.5% 9/1/49 (j)		41,800,000	43,426,283
3.5% 9/1/49 (j)		31,700,000	32,933,330
3.5% 9/1/49 (j)		31,600,000	32,829,439
3.5% 9/1/49 (j)		65,700,000	68,256,144
6.5% 3/20/31 to 6/15/37		154,126	176,174

TOTAL GINNIE MAE			2,114,475,195

Uniform Mortgage Backed Securities - 2.7%
2.5% 9/1/34 (j)		71,575,000	72,553,566
3% 9/1/34 (j)		81,300,000	83,364,256
3% 9/1/49 (j)		18,400,000	18,755,063
3% 9/1/49 (j)		98,700,000	100,604,604
3% 9/1/49 (j)		29,800,000	30,375,048
3% 9/1/49 (j)		34,500,000	35,165,743
3% 9/1/49 (j)		11,400,000	11,619,985
3% 9/1/49 (j)		10,600,000	10,804,547
3% 9/1/49 (j)		10,600,000	10,804,547
3.5% 9/1/49 (j)		36,050,000	37,044,191
3.5% 9/1/49 (j)		26,100,000	26,819,788
3.5% 9/1/49 (j)		22,600,000	23,223,265
3.5% 9/1/49 (j)		17,600,000	18,085,375
3.5% 9/1/49 (j)		12,400,000	12,741,968
3.5% 9/1/49 (j)		27,100,000	27,847,367
3.5% 9/1/49 (j)		27,100,000	27,847,367
4% 9/1/49 (j)		20,850,000	21,643,776
4% 9/1/49 (j)		27,150,000	28,183,622
4% 9/1/49 (j)		26,100,000	27,093,648
4% 9/1/49 (j)		21,900,000	22,733,751
4% 9/1/49 (j)		12,800,000	13,287,306
4.5% 9/1/49 (j)		15,100,000	15,893,950
4.5% 9/1/49 (j)		7,300,000	7,683,830

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			684,176,563

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,284,857,232)			5,364,644,151

Asset-Backed Securities - 2.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$11,977,156	$12,107,611
Series 2019-1 Class A, 3.844% 5/15/39 (b)		14,913,598	15,012,363
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (b)(c)(d)		22,128,000	22,128,000
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	248,747
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	544,099
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	731,476
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,270,182
Class XS, 0% 10/17/52 (b)(c)(i)(k)		776,966	8
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (b)(c)(d)		25,124,000	25,115,684
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2168% 6/26/34 (b)(c)(d)		6,797	14,568
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		24,645,578	25,574,926
Class AA, 2.487% 12/16/41 (b)		4,785,625	4,781,153
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		630,636	630,309
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 4.2721% 3/20/50 (b)(c)(d)(k)		330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		21,511,711	21,955,922
Class B, 5.095% 4/15/39 (b)		7,379,796	7,538,731
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		19,904,302	20,401,862
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 0% 10/20/32 (b)(c)(d)(j)		16,659,000	16,659,000
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (b)(c)(d)		11,001,000	10,994,432
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4953% 10/25/37 (b)(c)(d)		8,429,897	8,518,807
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		6,165,879	6,199,637
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (b)		11,438,198	11,476,573
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3953% 3/25/32 (c)(d)		2,025	2,141
Series 2004-7 Class AF5, 4.706% 1/25/35 (c)		77,015	76,805
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(c)(d)(k)		360,121	36
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,871,363	11,099,335
Class A2II, 4.03% 11/20/47 (b)		18,416,963	19,211,470
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		34,892	35,351
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (b)(c)(d)		25,370,000	25,435,455
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (b)(c)(d)		17,982,000	17,952,042
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9703% 3/25/34 (c)(d)		1,373	1,292
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	13,207,016
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.832% 7/17/34 (b)(c)(d)		231,000	231,417
Class F, 1 month U.S. LIBOR + 3.539% 5.721% 7/17/34 (b)(c)(d)		360,000	360,497
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.532% 7/17/37 (b)(c)(d)		708,000	698,644
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		9,318,255	9,740,262
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		10,390,961	10,504,326
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.432% 12/17/36 (b)(c)(d)		240,338	240,337
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.4451% 6/17/37 (b)(c)(d)		1,275,000	1,268,294
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (b)(c)(d)		8,925,000	8,920,368
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (b)(c)(d)		22,042,000	22,029,105
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (b)(c)(d)		18,545,000	18,541,699
Merit Securities Corp. Series 13 Class M1, 7.5966% 12/28/33 (c)		145,644	152,455
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		10,287,362	10,722,401
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		6,395,455	6,427,486
Series 2018-3A Class A 3.5545% 11/25/28 (b)		6,517,962	6,502,521
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		9,946,631	9,971,578
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6553% 9/25/35 (c)(d)		466,769	466,434
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (b)(c)(d)		22,017,000	22,005,353
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.0755% 7/25/25 (c)(d)		2,940,318	2,941,318
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3903% 1/25/36 (c)(d)		939,804	943,758
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	169,025
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	165,946
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)		160,000	163,963
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	483,904
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	303,396
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	725,226
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	628,210
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		208,000	217,068
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		18,895,096	19,297,225
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5562% 12/25/33 (c)		25,698	16,841
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.7951% 1/17/35 (b)(c)(d)		954,000	953,996
Class F, 1 month U.S. LIBOR + 3.400% 5.5951% 1/17/35 (b)(c)(d)		963,000	963,601
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.9368% 2/5/36 (b)(c)(d)(k)		334,788	25
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.7868% 12/5/36 (b)(c)(d)(k)		647,946	49
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.0053% 9/25/34 (c)(d)		15,831	15,407
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		13,818,175	14,176,468
Series 2018-A Class A, 4.147% 9/15/38 (b)		21,044,542	21,681,615
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		17,894,604	18,676,543
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		23,627,487	24,383,462
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		8,622,701	9,042,779
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8626% 4/6/42 (b)(c)(d)(k)		1,639,000	1,223,186
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	330,126
Class F, 5.769% 11/17/33 (b)		807,000	833,929
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,681,000	1,747,758
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	293,828
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		1,331,000	1,395,417
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		5,769,682	5,789,910
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	733,766
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (b)(c)(d)		21,084,000	21,072,214
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (b)(c)(d)		23,497,000	23,484,194
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.0015% 11/21/40 (b)(c)(d)		305,000	302,404
TOTAL ASSET-BACKED SECURITIES
(Cost $589,287,980)			600,864,800

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 0.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.406% 6/27/36 (b)(c)(d)		2,585,682	2,542,982
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.4715% 7/26/36 (b)(c)		445,794	438,992
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.7053% 1/25/35 (c)(d)		45,670	45,567
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		2,724,225	2,764,633
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8126% 1/25/37 (b)(c)		509,539	517,908
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43(b)(c)(k)		4,755	988
Class 2B5, 3.3614% 2/25/43 (b)(c)		2,563	118
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		2,273,639	2,297,533
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.4664% 5/27/37 (b)(c)(d)		3,229,245	3,122,393
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.966% 5/27/37 (b)(c)(d)		265,768	255,694
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		6,267,590	6,267,090
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5393% 12/25/46 (b)(c)		580,000	584,358
Series 2010-K7 Class B, 5.6874% 4/25/20 (b)(c)		637,070	646,210
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.5823% 8/25/60 (b)(c)(d)		14,511,541	14,483,533
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2778% 3/25/37 (c)		70,534	70,047
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.7234% 10/15/54 (b)(c)(d)		19,033,677	19,014,034
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4711% 6/21/36 (b)(c)(d)		914,548	910,314
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.9023% 12/22/69 (b)(c)(d)		11,262,534	11,294,159
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		42,614,000	42,916,048
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.436% 2/25/37 (c)(d)		226,885	227,990
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/35 (c)(d)		50,984	51,007
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.6834% 7/15/58 (b)(c)(d)		38,785,000	38,777,088
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.1275% 7/26/45 (b)(c)		2,407,042	2,436,671
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (c)(d)		6,813	6,629
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.8476% 1/21/70 (b)(c)(d)		22,400,000	22,405,174
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7853% 9/25/43 (c)(d)		3,162,928	3,184,081
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.9504% 1/25/35 (c)		528,382	540,027
Series 2005-AR10 Class 2A15, 4.9834% 6/25/35 (c)		3,123,444	3,199,353
Series 2005-AR2 Class 1A2, 5.0775% 3/25/35 (c)		411,154	417,078
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		2,337,701	2,334,586

TOTAL PRIVATE SPONSOR			181,752,285

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.9453% 2/25/32 (c)(d)		9,735	9,847
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.182% 3/18/32 (c)(d)		17,868	18,231
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.1453% 4/25/32 (c)(d)		20,762	21,100
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.1453% 10/25/32 (c)(d)		26,799	27,239
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.8953% 1/25/32 (c)(d)		10,099	10,201
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.9548% 12/25/33 (c)(i)(l)		326,412	83,805
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.5348% 11/25/36 (c)(i)(l)		238,345	46,576
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		7,739	8,152
Series 1993-207 Class H, 6.5% 11/25/23		114,480	122,062
Series 1996-28 Class PK, 6.5% 7/25/25		39,463	42,218
Series 1999-17 Class PG, 6% 4/25/29		144,043	156,603
Series 1999-32 Class PL, 6% 7/25/29		135,897	150,152
Series 1999-33 Class PK, 6% 7/25/29		101,283	110,472
Series 2001-52 Class YZ, 6.5% 10/25/31		12,809	14,775
Series 2003-28 Class KG, 5.5% 4/25/23		65,827	68,444
Series 2005-102 Class CO 11/25/35 (m)		72,280	66,418
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.9724% 8/25/35 (c)(l)		21,601	27,814
Series 2005-81 Class PC, 5.5% 9/25/35		192,261	211,981
Series 2006-12 Class BO 10/25/35 (m)		327,855	301,325
Series 2006-37 Class OW 5/25/36 (m)		32,159	29,381
Series 2006-45 Class OP 6/25/36 (m)		108,859	99,064
Series 2006-62 Class KP 4/25/36 (m)		185,456	170,063
Series 2012-149:
Class DA, 1.75% 1/25/43		3,743,607	3,724,384
Class GA, 1.75% 6/25/42		3,890,205	3,841,064
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		30,420	34,503
Series 1999-25 Class Z, 6% 6/25/29		112,257	125,676
Series 2001-20 Class Z, 6% 5/25/31		150,981	165,698
Series 2001-31 Class ZC, 6.5% 7/25/31		84,323	95,831
Series 2002-16 Class ZD, 6.5% 4/25/32		47,047	54,398
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4048% 11/25/32 (c)(i)(l)		189,673	27,878
Series 2012-67 Class AI, 4.5% 7/25/27 (i)		807,748	66,893
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.4948% 12/25/36 (c)(i)(l)		165,832	39,706
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.2948% 5/25/37 (c)(i)(l)		93,826	19,401
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.7319% 9/25/23 (c)(l)		5,388	6,411
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.9548% 3/25/33 (c)(i)(l)		23,970	5,169
Series 2005-72 Class ZC, 5.5% 8/25/35		1,291,592	1,406,526
Series 2005-79 Class ZC, 5.9% 9/25/35		877,092	1,009,869
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 27.7485% 6/25/37 (c)(l)		78,292	162,343
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 26.7285% 7/25/37 (c)(l)		119,567	246,627
Class SB, 39.600% - 1 month U.S. LIBOR 26.7285% 7/25/37 (c)(l)		43,809	79,120
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.3998% 8/25/37 (c)(i)(l)		3,543,563	724,559
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2048% 3/25/38 (c)(i)(l)		629,358	119,374
Series 2009-85 Class IB, 4.5% 8/25/24 (i)		3,641	7
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.2148% 6/25/21 (c)(i)(l)		1,211	14
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9048% 12/25/40 (c)(i)(l)		588,034	105,767
Class ZA, 4.5% 12/25/40		2,588,235	2,884,714
Series 2010-139 Class NI, 4.5% 2/25/40 (i)		447,063	33,284
Series 2010-150 Class ZC, 4.75% 1/25/41		3,065,001	3,474,533
Series 2010-17 Class DI, 4.5% 6/25/21 (i)		1,497	12
Series 2010-95 Class ZC, 5% 9/25/40		6,426,006	7,329,905
Series 2010-97 Class CI, 4.5% 8/25/25 (i)		51,850	872
Series 2011-39 Class ZA, 6% 11/25/32		417,956	478,322
Series 2011-4 Class PZ, 5% 2/25/41		1,351,341	1,566,951
Series 2011-67 Class AI, 4% 7/25/26 (i)		139,970	10,164
Series 2011-83 Class DI, 6% 9/25/26 (i)		131,772	7,792
Series 2012-100 Class WI, 3% 9/25/27 (i)		2,591,174	203,378
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5048% 12/25/30 (c)(i)(l)		825,607	76,861
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4048% 6/25/41 (c)(i)(l)		1,068,293	122,038
Series 2013-133 Class IB, 3% 4/25/32 (i)		1,632,936	103,479
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9048% 1/25/44 (c)(i)(l)		874,701	143,145
Series 2013-51 Class GI, 3% 10/25/32 (i)		2,462,387	205,990
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.5748% 6/25/35 (c)(i)(l)		490,321	100,420
Series 2015-42 Class IL, 6% 6/25/45 (i)		3,651,281	746,337
Series 2015-70 Class JC, 3% 10/25/45		3,076,994	3,197,374
Series 2017-30 Class AI, 5.5% 5/25/47 (i)		1,960,140	394,511
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)		92,937	18,738
Series 343 Class 16, 5.5% 5/25/34 (i)		79,338	14,546
Series 348 Class 14, 6.5% 8/25/34 (c)(i)		54,042	11,912
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)		35,746	6,346
Class 13, 6% 3/25/34 (i)		48,760	9,839
Series 359 Class 19, 6% 7/25/35 (c)(i)		30,249	6,325
Series 384 Class 6, 5% 7/25/37 (i)		384,758	65,589
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.9951% 1/15/32 (c)(d)		7,980	8,072
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.0951% 3/15/32 (c)(d)		11,284	11,443
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.1951% 3/15/32 (c)(d)		10,959	11,138
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.0951% 6/15/31 (c)(d)		20,245	20,520
Class FG, 1 month U.S. LIBOR + 0.900% 3.0951% 3/15/32 (c)(d)		6,240	6,328
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.4451% 5/15/37 (c)(d)		463,377	460,365
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		327,185	300,703
Series 2095 Class PE, 6% 11/15/28		166,973	182,230
Series 2101 Class PD, 6% 11/15/28		13,285	14,466
Series 2121 Class MG, 6% 2/15/29		66,148	72,464
Series 2131 Class BG, 6% 3/15/29		462,029	505,464
Series 2137 Class PG, 6% 3/15/29		68,584	75,375
Series 2154 Class PT, 6% 5/15/29		116,364	129,229
Series 2162 Class PH, 6% 6/15/29		25,348	27,558
Series 2520 Class BE, 6% 11/15/32		165,016	184,852
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.4049% 3/15/23 (c)(i)(l)		3,593	118
Series 2693 Class MD, 5.5% 10/15/33		1,702,716	1,917,574
Series 2802 Class OB, 6% 5/15/34		222,110	239,858
Series 2962 Class BE, 4.5% 4/15/20		30,150	30,261
Series 3002 Class NE, 5% 7/15/35		447,778	481,476
Series 3110 Class OP 9/15/35 (m)		190,169	180,254
Series 3119 Class PO 2/15/36 (m)		394,427	360,403
Series 3121 Class KO 3/15/36 (m)		65,986	60,626
Series 3123 Class LO 3/15/36 (m)		219,570	200,886
Series 3145 Class GO 4/15/36 (m)		213,105	195,652
Series 3189 Class PD, 6% 7/15/36		374,777	436,704
Series 3225 Class EO 10/15/36 (m)		117,481	107,340
Series 3258 Class PM, 5.5% 12/15/36		190,690	206,929
Series 3415 Class PC, 5% 12/15/37		146,521	160,975
Series 3786 Class HI, 4% 3/15/38 (i)		363,059	16,049
Series 3806 Class UP, 4.5% 2/15/41		1,220,742	1,303,808
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,654,265
Series 4135 Class AB, 1.75% 6/15/42		2,920,380	2,904,103
sequential payer:
Series 2135 Class JE, 6% 3/15/29		30,582	33,914
Series 2274 Class ZM, 6.5% 1/15/31		39,724	45,025
Series 2281 Class ZB, 6% 3/15/30		84,939	89,104
Series 2303 Class ZV, 6% 4/15/31		39,235	43,081
Series 2357 Class ZB, 6.5% 9/15/31		306,380	353,226
Series 2502 Class ZC, 6% 9/15/32		74,415	83,226
Series 2519 Class ZD, 5.5% 11/15/32		118,324	129,900
Series 2546 Class MJ, 5.5% 3/15/23		40,004	41,626
Series 2601 Class TB, 5.5% 4/15/23		19,316	20,215
Series 2998 Class LY, 5.5% 7/15/25		66,620	70,170
Series 3871 Class KB, 5.5% 6/15/41		2,500,266	2,913,252
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.4049% 2/15/36 (c)(i)(l)		125,370	27,956
Series 2013-4281 Class AI, 4% 12/15/28 (i)		1,311,179	87,435
Series 2017-4683 Class LM, 3% 5/15/47		4,428,537	4,498,190
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 32.5317% 8/15/24 (c)(l)		1,675	2,113
Class SD, 86.400% - 1 month U.S. LIBOR 57.9133% 8/15/24 (c)(l)		2,462	3,681
Series 2933 Class ZM, 5.75% 2/15/35		1,724,882	2,026,566
Series 2935 Class ZK, 5.5% 2/15/35		1,666,481	1,845,399
Series 2947 Class XZ, 6% 3/15/35		586,087	661,317
Series 2996 Class ZD, 5.5% 6/15/35		1,254,253	1,460,050
Series 3237 Class C, 5.5% 11/15/36		1,784,694	2,036,613
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.4649% 11/15/36 (c)(i)(l)		496,126	108,030
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.5549% 3/15/37 (c)(i)(l)		721,650	164,975
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.5649% 4/15/37 (c)(i)(l)		1,037,786	243,582
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.3849% 6/15/37 (c)(i)(l)		376,609	74,103
Series 3949 Class MK, 4.5% 10/15/34		320,364	339,348
Series 3955 Class YI, 3% 11/15/21 (i)		351,857	8,201
Series 4055 Class BI, 3.5% 5/15/31 (i)		1,453,564	100,736
Series 4149 Class IO, 3% 1/15/33 (i)		1,146,381	127,530
Series 4314 Class AI, 5% 3/15/34 (i)		434,986	36,578
Series 4427 Class LI, 3.5% 2/15/34 (i)		2,836,371	244,718
Series 4471 Class PA 4% 12/15/40		2,987,868	3,071,505
target amortization class Series 2156 Class TC, 6.25% 5/15/29		83,057	88,432
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.225% 2/15/24 (c)(d)		28,086	28,274
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		62,321	67,998
Series 2056 Class Z, 6% 5/15/28		119,519	130,483
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,824,390	4,120,864
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		8,710,615	9,382,874
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.4926% 6/16/37 (c)(i)(l)		217,290	48,194
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.7911% 3/20/60 (c)(d)(n)		2,779,620	2,784,363
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 7/20/60 (c)(d)(n)		334,556	333,169
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6795% 9/20/60 (c)(d)(n)		403,474	401,667
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6795% 8/20/60 (c)(d)(n)		468,578	466,521
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7595% 12/20/60 (c)(d)(n)		849,564	847,380
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 12/20/60 (c)(d)(n)		1,228,493	1,229,308
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 2/20/61 (c)(d)(n)		2,460,591	2,462,055
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8695% 2/20/61 (c)(d)(n)		3,178,354	3,179,736
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 4/20/61 (c)(d)(n)		1,072,835	1,073,552
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(n)		1,307,726	1,308,672
Class FC, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(n)		1,205,338	1,206,163
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9095% 6/20/61 (c)(d)(n)		1,465,488	1,467,447
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 10/20/61 (c)(d)(n)		2,939,273	2,948,062
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 11/20/61 (c)(d)(n)		1,516,269	1,524,358
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 1/20/62 (c)(d)(n)		974,424	979,477
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 1/20/62 (c)(d)(n)		1,420,922	1,426,250
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 3/20/62 (c)(d)(n)		888,313	889,458
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (c)(d)(n)		90,410	90,666
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.8995% 10/20/62 (c)(d)(n)		808,493	809,389
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.9095% 7/20/60 (c)(d)(n)		238,873	238,949
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.7395% 3/20/63 (c)(d)(n)		1,355,574	1,351,848
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 1/20/64 (c)(d)(n)		1,439,086	1,442,982
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.9795% 12/20/63 (c)(d)(n)		4,392,343	4,406,308
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.8795% 6/20/64 (c)(d)(n)		5,830,883	5,834,947
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.8795% 9/20/64 (c)(d)(n)		18,695,568	18,708,721
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.7795% 12/20/62 (c)(d)(n)		678,782	678,566
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		77,680	88,796
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.6557% 12/20/40 (c)(l)		3,619,000	4,365,019
Series 2011-136 Class WI, 4.5% 5/20/40 (i)		304,737	24,174
Series 2016-69 Class WA, 3% 2/20/46		3,557,330	3,629,046
Series 2017-134 Class BA, 2.5% 11/20/46		3,822,089	3,880,256
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		664,397	734,087
Series 2010-160 Class DY, 4% 12/20/40		8,023,123	8,816,926
Series 2010-170 Class B, 4% 12/20/40		1,806,948	1,985,814
Series 2017-139 Class BA, 3% 9/20/47		16,553,539	16,798,120
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.3026% 5/16/34 (c)(i)(l)		119,202	22,829
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.0026% 8/17/34 (c)(i)(l)		140,025	31,931
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.0157% 6/16/37 (c)(l)		12,563	23,147
Series 2010-116 Class QB, 4% 9/16/40		17,122,851	17,836,063
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 5/20/60 (c)(d)(n)		1,077,358	1,073,081
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.9279% 7/20/41 (c)(i)(l)		690,142	125,672
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.5026% 6/16/42 (c)(i)(l)		447,319	91,786
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7705% 4/20/39 (c)(l)		619,642	637,893
Class ST, 8.800% - 1 month U.S. LIBOR 5.9038% 8/20/39 (c)(l)		2,154,685	2,231,846
Series 2013-149 Class MA, 2.5% 5/20/40		9,364,666	9,560,388
Series 2014-2 Class BA, 3% 1/20/44		7,865,493	8,246,366
Series 2014-21 Class HA, 3% 2/20/44		3,607,680	3,788,770
Series 2014-25 Class HC, 3% 2/20/44		5,470,454	5,772,932
Series 2014-5 Class A, 3% 1/20/44		4,801,445	5,033,330
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		4,671,432	4,667,769
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		476,471	475,900
Class JA, 2.5% 6/20/65 (n)		3,971,576	3,968,776
Series 2017-186 Class HK, 3% 11/16/45		7,808,611	7,928,499
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (c)(d)(n)		11,997,561	11,966,664

TOTAL U.S. GOVERNMENT AGENCY			264,292,384

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $441,707,650)			446,044,669

Commercial Mortgage Securities - 3.1%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.0221% 9/15/34 (b)(c)(d)		1,278,000	1,283,191
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	368,938
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8322% 2/14/43 (c)(i)		5,781	16
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		831,000	845,537
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 5.3951% 3/15/34 (b)(c)(d)		987,000	994,438
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.1451% 4/15/36 (b)(c)(d)		1,365,000	1,363,817
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,321,664
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	772,071
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		1,024,000	915,536
Series 2018-BN12 Class D, 3% 5/15/61 (b)		866,000	789,535
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	695,972
Class E, 3% 11/15/61 (b)		735,000	643,532
BANK Series 2019-BN18:
Class D, 3% 5/15/62 (b)		336,000	311,385
Class E, 3% 5/15/62 (b)		588,000	510,827
Bank Series 2019-BN19:
Class D, 3% 8/15/61 (b)		672,000	621,895
Class E, 3% 8/15/61 (b)		483,000	414,509
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		610,000	655,597
Class D, 3.25% 2/15/50 (b)		1,222,000	1,134,389
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1313% 7/15/49 (c)(i)		28,682,409	2,409,715
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		2,007,000	1,985,860
Series 2018-C2 Class A5, 4.314% 12/15/51		5,000,000	5,804,431
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(i)(k)		1,749,087	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		868,000	889,935
Class E, 3.7292% 8/14/36 (b)(c)		637,000	608,294
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		614,000	575,474
Class E, 3% 5/15/53 (b)(c)		614,000	527,245
Class F, 3.7676% 5/15/53 (b)(c)		1,365,000	1,078,511
Series 2018-B8 Class A5, 4.2317% 1/15/52		13,427,000	15,558,648
Series 2019-B12 Class D, 3% 8/15/52 (b)		952,000	887,267
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.5951% 6/15/35 (b)(c)(d)		294,000	295,287
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		637,000	666,978
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.6662% 3/15/37 (b)(c)(d)		613,000	616,068
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (b)(c)(d)		6,299,990	6,300,559
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (b)(c)(d)		7,845,927	7,868,039
Class G, 1 month U.S. LIBOR + 2.050% 4.2451% 11/15/35 (b)(c)(d)		1,104,488	1,107,949
Class H, 1 month U.S. LIBOR + 3.000% 5.1951% 11/15/35 (b)(c)(d)		416,619	417,534
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.4951% 4/15/34 (b)(c)(d)		11,328,000	11,327,974
Class C, 1 month U.S. LIBOR + 1.600% 3.7951% 4/15/34 (b)(c)(d)		7,490,000	7,490,013
Class D, 1 month U.S. LIBOR + 1.900% 4.0951% 4/15/34 (b)(c)(d)		7,862,000	7,886,608
Class G, 1 month U.S. LIBOR + 3.600% 5.7951% 4/15/34 (b)(c)(d)		1,533,000	1,542,602
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (b)(c)(d)		19,667,000	19,666,963
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.8974% 6/15/35 (b)(c)(d)		533,000	534,832
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)		1,344,000	1,419,589
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.4451% 12/15/37 (b)(c)(d)		1,264,000	1,274,272
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		769,000	780,859
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50		906,000	961,789
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7128% 2/10/50 (c)		1,482,000	1,634,642
Class D, 3.25% 2/10/50 (b)		1,340,000	1,250,279
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9394% 12/15/47 (b)(c)		478,000	508,374
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		237,000	238,229
Class F, 3.9121% 4/10/28 (b)(c)		1,161,000	1,167,021
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (b)(c)(d)		28,667,000	28,666,943
Class B, 1 month U.S. LIBOR + 1.500% 3.6951% 6/15/34 (b)(c)(d)		5,643,000	5,643,011
Class C, 1 month U.S. LIBOR + 1.750% 3.9451% 6/15/34 (b)(c)(d)		6,376,000	6,376,010
Class E, 1 month U.S. LIBOR + 2.350% 4.5451% 6/15/34 (b)(c)(d)		2,730,000	2,730,002
Class F, 1 month U.S. LIBOR + 2.608% 4.8033% 6/15/34 (b)(c)(d)		3,822,000	3,793,240
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.9031% 1/10/24 (b)(c)		791,000	828,605
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,306,000	1,310,050
Series 2013-GC15 Class D, 5.3888% 9/10/46 (b)(c)		2,196,000	2,331,932
Series 2015-GC29 Class XA, 1.2411% 4/10/48 (c)(i)		41,604,445	1,816,180
Series 2015-GC33 Class XA, 1.0759% 9/10/58 (c)(i)		57,669,033	2,518,130
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.5451% 7/15/27 (b)(c)(d)		834,000	835,484
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,287,670
Series 2016-P6 Class XA, 0.9461% 12/10/49 (c)(i)		52,185,190	1,912,232
Series 2018-C6 Class A4, 4.412% 11/10/51		3,448,000	4,038,368
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		378,000	352,420
Class E, 3% 8/10/56 (b)		834,000	717,127
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.2451% 9/15/33 (b)(c)(d)		468,000	468,101
Class G, 1 month U.S. LIBOR + 5.056% 7.2514% 9/15/33 (b)(c)(d)		544,000	523,607
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.394% 4.5891% 6/15/34 (b)(c)(d)		1,260,000	1,251,171
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	6,140,436
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,476,000	1,275,307
Series 2012-CR1:
Class C, 5.4976% 5/15/45 (c)		769,000	809,576
Class D, 5.4976% 5/15/45 (b)(c)		2,108,000	2,159,323
Class G, 2.462% 5/15/45 (b)		774,000	631,089
Series 2012-LC4:
Class C, 5.7223% 12/10/44 (c)		166,000	174,102
Class D, 5.7223% 12/10/44 (b)(c)		1,199,470	1,058,754
Series 2013-CR10:
Class C, 4.9489% 8/10/46 (b)(c)		314,000	336,437
Class D, 4.9489% 8/10/46 (b)(c)		1,490,000	1,541,301
Series 2013-CR12 Class D, 5.2308% 10/10/46 (b)(c)		1,205,000	1,059,189
Series 2013-CR9 Class C, 4.3971% 7/10/45 (b)(c)		334,462	333,995
Series 2013-LC6 Class D, 4.404% 1/10/46 (b)(c)		1,664,000	1,717,212
Series 2014-CR15 Class D, 4.8983% 2/10/47 (b)(c)		298,000	320,593
Series 2014-CR17 Class E, 5.0118% 5/10/47 (b)(c)		255,000	246,934
Series 2014-CR19 Class XA, 1.2328% 8/10/47 (c)(i)		75,768,856	3,216,047
Series 2014-CR20 Class XA, 1.2084% 11/10/47 (c)(i)		70,006,586	3,166,853
Series 2014-LC17 Class XA, 0.9977% 10/10/47 (c)(i)		52,681,923	1,598,944
Series 2014-UBS2 Class D, 5.1691% 3/10/47 (b)(c)		994,000	947,565
Series 2014-UBS4 Class XA, 1.2659% 8/10/47 (c)(i)		60,370,711	2,713,857
Series 2014-UBS6 Class XA, 1.0841% 12/10/47 (c)(i)		89,956,456	3,287,288
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,538,000	1,533,665
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		308,000	307,704
Series 2015-DC1 Class XA, 1.2533% 2/10/48 (c)(i)		94,679,195	3,725,636
Series 2016-CD1 Class D, 2.9014% 8/10/49 (b)(c)		947,000	859,960
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	1,007,916
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6619% 5/10/43 (b)(c)		426,986	423,294
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	348,095
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1629% 11/10/49 (c)		619,000	658,409
Class D, 2.9129% 11/10/49 (c)		546,000	495,083
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.992% 8/15/45 (b)(c)		105,000	107,819
Class E, 4.992% 8/15/45 (b)(c)		1,801,000	1,778,662
Class F, 4.25% 8/15/45 (b)		2,033,000	1,825,965
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	369,155
Core Industrial Trust:
floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.0751% 12/15/31 (b)(c)(d)		10,250,000	10,249,983
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		740,000	768,928
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		1,347,000	1,383,521
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,711,000	1,850,826
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		194,188	158,537
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (b)(c)(d)		46,000,000	46,028,865
Class F, 1 month U.S. LIBOR + 2.650% 4.8451% 5/15/36 (b)(c)(d)		693,000	696,470
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.7951% 1/15/34 (b)(c)(d)		647,000	652,606
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	12,793,573
Class B, 4.5349% 4/15/36 (b)		3,730,000	3,992,040
Class C, 4.9414% 4/15/36 (b)(c)		2,462,000	2,623,717
Class D, 4.9414% 4/15/36 (b)(c)		4,923,000	5,163,047
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	1,256,978
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		1,055,000	1,073,142
Series 2017-CX9 Class D, 4.2934% 9/15/50 (b)(c)		518,000	507,756
Series 2018-CX11 Class C, 4.9521% 4/15/51 (c)		495,000	552,336
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		8,986,000	10,487,761
CSMC Trust Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		1,363,000	1,353,991
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		458,000	478,646
Class E, 5.099% 1/10/34 (b)(c)		1,487,000	1,519,036
DBGS Mortgage Trust:
Series 2018-C1 Class D, 3.0354% 10/15/51 (b)(c)		504,000	467,675
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)		1,188,000	1,182,221
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8847% 11/10/46 (b)(c)		2,136,000	2,215,471
Class F, 5.8847% 11/10/46 (b)(c)		2,129,000	2,199,471
Class G, 4.652% 11/10/46 (b)		2,273,000	2,165,225
Class XB, 0.385% 11/10/46 (b)(c)(i)		13,328,000	59,731
Series 2011-LC3A Class D, 5.5117% 8/10/44 (b)(c)		969,000	1,010,372
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6332% 8/10/49 (c)		382,000	392,944
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6604% 12/25/43 (c)(i)		1,045,000	33,411
Series K012 Class X3, 2.329% 1/25/41 (c)(i)		1,128,055	33,219
Series K013 Class X3, 2.91% 1/25/43 (c)(i)		1,113,000	41,763
Series KAIV Class X2, 3.6147% 6/25/41 (c)(i)		574,000	34,289
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3756% 9/25/45 (b)(c)		1,156,000	1,182,172
Series 2011-K10 Class B, 4.7809% 11/25/49 (b)(c)		319,000	326,323
Series 2011-K11 Class B, 4.567% 12/25/48 (b)(c)		478,000	489,319
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		510,532	436,395
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		1,020,402	1,043,350
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.1186% 11/21/35 (b)(c)(d)		424,000	426,120
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,219,000	1,230,610
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.4731% 8/10/43 (b)(c)(i)		2,908,687	23,976
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.875% 4.0698% 6/15/36 (b)(c)(d)		900,000	897,310
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.6451% 9/15/31 (b)(c)(d)		38,854,000	38,759,985
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.2851% 10/15/31 (b)(c)(d)		10,027,000	10,020,004
sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51		2,990,000	3,427,211
Series 2010-C2:
Class D, 5.3529% 12/10/43 (b)(c)		910,000	937,440
Class XA, 0.2371% 12/10/43 (b)(c)(i)		1,941,851	2,378
Series 2011-GC3 Class D, 5.8246% 3/10/44 (b)(c)		323,000	336,865
Series 2011-GC5:
Class C, 5.5565% 8/10/44 (b)(c)		908,923	946,078
Class D, 5.5565% 8/10/44 (b)(c)		2,158,688	2,135,786
Class E, 5.5565% 8/10/44 (b)(c)		773,957	707,701
Class F, 4.5% 8/10/44 (b)		1,339,218	945,101
Series 2012-GC6:
Class D, 5.8397% 1/10/45 (b)(c)		1,837,000	1,897,929
Class E, 5% 1/10/45 (b)(c)		1,117,000	1,037,884
Series 2012-GC6I Class F, 5% 1/10/45 (c)		447,457	358,310
Series 2012-GCJ7:
Class C, 5.8754% 5/10/45 (c)		1,043,000	1,104,700
Class D, 5.8754% 5/10/45 (b)(c)		2,561,000	2,568,593
Class E, 5% 5/10/45 (b)		845,140	636,295
Class F, 5% 5/10/45 (b)		2,253,469	885,259
Series 2012-GCJ9:
Class D, 4.9021% 11/10/45 (b)(c)		1,910,000	1,964,010
Class E, 4.9021% 11/10/45 (b)(c)		896,000	857,722
Series 2013-GC10 Class D, 4.5414% 2/10/46 (b)(c)		586,000	593,178
Series 2013-GC12:
Class D, 4.5878% 6/10/46 (b)(c)		254,518	253,738
Class XA, 1.5598% 6/10/46 (c)(i)		16,468,886	715,889
Series 2013-GC13 Class D, 4.2187% 7/10/46 (b)(c)		1,907,000	1,882,820
Series 2013-GC16:
Class C, 5.4877% 11/10/46 (c)		421,844	466,516
Class D, 5.4877% 11/10/46 (b)(c)		1,161,000	1,262,998
Class F, 3.5% 11/10/46 (b)		970,000	780,879
Series 2014-GC20 Class XA, 1.2265% 4/10/47 (c)(i)		88,770,318	3,000,383
Series 2015-GC34 Class XA, 1.4773% 10/10/48 (c)(i)		18,241,108	1,137,331
Series 2016-GS2:
Class C, 4.6784% 5/10/49 (c)		771,000	850,716
Class D, 2.753% 5/10/49 (b)		703,000	638,562
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,744,010
Series 2016-GS4 Class C, 3.9215% 11/10/49 (c)		464,000	481,822
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,245,596
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		3,220,000	3,245,787
Class F, 4.2022% 2/10/29 (b)(c)		3,434,000	3,439,589
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,720,000	1,586,437
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	721,913
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	421,827
Series 2019-GC39 Class D, 3% 5/10/52 (b)		1,176,000	1,098,557
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		924,000	862,592
Class DBF, 3.668% 7/10/52 (b)(c)		1,107,500	1,079,680
Class E, 3% 7/10/52 (b)		546,000	466,278
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,817,000	1,867,426
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		2,130,000	2,151,522
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		713,000	717,011
Class F, 4.101% 9/17/39 (b)		116,000	115,311
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(c)		861,000	870,233
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.3451% 6/15/34 (b)(c)(d)		608,000	608,191
Class FFL, 1 month U.S. LIBOR + 2.850% 5.0451% 6/15/34 (b)(c)(d)		228,000	228,215
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,139,626
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.432% 7/17/37 (b)(c)(d)		1,184,000	1,182,101
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.382% 1/17/38 (b)(c)(d)		744,000	741,007
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.1951% 6/15/35 (b)(c)(d)		65,703	65,949
Series 2019-MFP:
Class E, 4.3551% 7/15/36 (b)		1,029,000	1,032,868
Class F, 1 month U.S. LIBOR + 3.000% 5.1951% 7/15/36 (b)(c)(d)		336,000	337,262
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.9299% 4/15/47 (c)(i)		8,012,007	183,570
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	163,219
Series 2014-C26 Class D, 4.0272% 1/15/48 (b)(c)		758,000	743,568
Series 2015-C30 Class XA, 0.6742% 7/15/48 (c)(i)		47,635,284	1,276,954
Series 2015-C32 Class C, 4.816% 11/15/48 (c)		1,942,000	2,098,640
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5772% 12/15/49 (b)(c)		1,251,000	1,151,147
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2198% 12/15/49 (c)		603,000	605,475
Class D, 3.2198% 12/15/49 (b)(c)		1,242,000	1,146,370
Series 2017-C7:
Class C, 4.3241% 10/15/50 (c)		347,000	376,493
Class D, 3% 10/15/50 (b)		602,000	546,068
Series 2018-C8 Class D, 3.403% 6/15/51 (b)(c)		406,000	377,818
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		242,000	242,845
Class D, 7.6935% 12/5/27 (b)(c)		1,201,000	1,205,195
Series 2012-CBX:
Class C, 5.3027% 6/15/45 (c)		159,000	166,436
Class D, 5.3027% 6/15/45 (b)(c)		886,000	905,793
Class E, 5.3027% 6/15/45 (b)(c)		1,135,000	1,109,223
Class F, 4% 6/15/45 (b)		1,124,000	958,901
Class G 4% 6/15/45 (b)		1,233,000	758,716
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		71,977	71,976
Series 2011-C3:
Class E, 5.8526% 2/15/46 (b)(c)		1,156,000	1,093,531
Class G, 4.409% 2/15/46 (b)(c)		368,000	314,574
Class H, 4.409% 2/15/46 (b)(c)		828,000	619,783
Class J, 4.409% 2/15/46 (b)(c)(k)		106,000	60,742
Series 2011-C4:
Class E, 5.7196% 7/15/46 (b)(c)		1,398,000	1,461,643
Class F, 3.873% 7/15/46 (b)		166,000	167,066
Class H, 3.873% 7/15/46 (b)		784,250	751,197
Class NR, 3.873% 7/15/46 (b)		420,000	335,473
Series 2011-C5:
Class B. 5.554% 8/15/46 (b)(c)		726,000	763,624
Class C, 5.554% 8/15/46 (b)(c)		414,648	434,090
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,025,000	1,052,449
Class D, 4.3069% 4/15/46 (c)		1,638,000	1,475,439
Class F, 3.25% 4/15/46 (b)(c)		1,851,000	786,975
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		945,000	613,227
Class E, 3.9314% 6/10/27 (b)(c)		1,519,000	509,947
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,253,000	1,250,059
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)		743,000	764,653
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,507,748
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,861,673
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	5,233,844
Class XAFX, 1.2948% 7/5/33 (b)(c)(i)		35,039,000	1,430,520
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)		1,071,000	1,124,621
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.1951% 5/15/36 (b)(c)(d)		1,113,000	1,113,038
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,339,000	1,345,135
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		375,000	414,390
Class E, 4.8035% 2/10/36 (b)(c)		942,000	1,014,216
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(c)		53,475	53,179
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7794% 5/12/39 (c)		275,328	277,223
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	717,748
Series 2012-C5 Class E, 4.8343% 8/15/45 (b)(c)		288,000	299,247
Series 2012-C6 Class D, 4.7618% 11/15/45 (b)(c)		1,469,000	1,532,190
Series 2013-C12 Class D, 4.9245% 10/15/46 (b)(c)		1,299,000	1,347,060
Series 2013-C13:
Class D, 5.0714% 11/15/46 (b)(c)		1,579,000	1,667,385
Class E, 5.0714% 11/15/46 (b)(c)		785,081	737,186
Series 2013-C7:
Class C, 4.2611% 2/15/46 (c)		308,000	319,490
Class D, 4.3771% 2/15/46 (b)(c)		1,341,000	1,320,722
Class E, 4.3771% 2/15/46 (b)(c)		391,000	343,058
Series 2013-C8 Class D, 4.1935% 12/15/48 (b)(c)		504,000	513,486
Series 2013-C9:
Class C, 4.1734% 5/15/46 (c)		920,000	949,263
Class D, 4.2614% 5/15/46 (b)(c)		1,700,000	1,729,570
Class E, 4.2614% 5/15/46 (b)(c)		722,000	717,257
Series 2014-C17 Class XA, 1.2738% 8/15/47 (c)(i)		82,847,670	3,414,260
Series 2015-C25 Class XA, 1.2557% 10/15/48 (c)(i)		29,661,136	1,506,379
Series 2016-C30:
Class C, 4.2629% 9/15/49 (c)		266,000	285,396
Class D, 3% 9/15/49 (b)		495,000	427,256
Series 2016-C31:
Class C, 4.4587% 11/15/49 (c)		603,000	631,288
Class D, 3% 11/15/49 (b)(c)		772,000	656,679
Series 2016-C32:
Class C, 4.4356% 12/15/49 (c)		415,000	436,220
Class D, 3.396% 12/15/49 (b)		997,000	836,839
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	878,686
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (b)(c)(d)		13,540,000	13,548,421
Class F, 1 month U.S. LIBOR + 2.600% 4.7951% 3/15/34 (b)(c)(d)		1,890,000	1,899,461
Class G, 1 month U.S. LIBOR + 3.150% 5.3451% 3/15/34 (b)(c)(d)		420,000	422,629
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51		8,710,000	10,176,712
Series 1998-CF1 Class G, 7.2476% 7/15/32 (b)(c)		39,000	34,592
Series 2011-C1:
Class D, 5.5539% 9/15/47 (b)(c)		2,059,000	2,138,148
Class E, 5.5539% 9/15/47 (b)(c)		530,100	550,356
Series 2011-C2:
Class D, 5.6705% 6/15/44 (b)(c)		1,788,000	1,806,164
Class E, 5.6705% 6/15/44 (b)(c)		921,000	913,442
Class F, 5.6705% 6/15/44 (b)(c)		748,000	690,659
Class XB, 0.3873% 6/15/44 (b)(c)(i)		5,005,948	27,954
Series 2011-C3:
Class AJ, 5.2925% 7/15/49 (b)(c)		7,800,000	8,182,342
Class D, 5.2925% 7/15/49 (b)(c)		2,163,000	2,196,031
Class E, 5.2925% 7/15/49 (b)(c)		1,210,000	1,202,304
Class F, 5.2925% 7/15/49 (b)(c)		332,000	320,612
Class G, 5.2925% 7/15/49 (b)(c)		1,123,200	1,021,495
Series 2012-C4 Class D, 5.6002% 3/15/45 (b)(c)		425,000	422,440
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		418,000	451,663
Class F, 4.4382% 9/9/32 (b)(c)		734,000	763,842
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		915,000	923,606
Series 2015-MS1:
Class C, 4.1652% 5/15/48 (c)		468,000	489,934
Class D, 4.1652% 5/15/48 (b)(c)		1,371,000	1,324,620
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	801,824
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,346,725
Class D, 4.0367% 11/15/49 (c)		603,000	639,203
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.7951% 11/15/34 (b)(c)(d)		822,000	822,516
Series 2018-H4 Class A4, 4.31% 12/15/51		29,962,000	34,896,454
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)		1,318,000	1,352,280
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8881% 7/15/33 (b)(c)		85,809	89,900
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.1216% 8/15/24 (b)(c)(d)		576,536	581,490
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.4451% 8/15/34 (b)(c)(d)		2,971,648	2,983,724
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.3451% 10/15/37 (b)(c)(d)		679,000	681,970
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		10,800,811	10,877,380
Class B, 4.181% 11/15/34 (b)		4,567,900	4,642,385
Class C, 5.205% 11/15/34 (b)		3,195,150	3,273,826
Class D, 6.55% 11/15/34 (b)		2,313,700	2,381,541
Class E, 6.8087% 11/15/34 (b)		561,000	554,902
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		311,000	340,569
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 4.2451% 12/15/33(b)(c)(d)		742,000	742,001
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		6,108	6,113
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (b)(c)		1,374,000	1,300,539
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.075% 6/15/35 (b)(c)(d)		132,000	132,421
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.075% 6/15/35 (b)(c)(d)		128,000	127,531
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)		307,000	303,162
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.1951% 11/15/34 (b)(c)(d)		245,000	241,009
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.1951% 11/15/35 (b)(c)(d)		1,385,000	1,395,389
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		546,000	547,964
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,121,217	1,404,703
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (b)(c)(d)		9,884,487	9,899,913
Class B, 1 month U.S. LIBOR + 1.550% 3.7451% 3/15/36 (b)(c)(d)		12,500,000	12,546,890
Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (b)(c)(d)		20,234,000	20,316,223
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4832% 8/15/39 (c)		16,773	16,818
Series 2007-C4 Class F, 5.4832% 8/15/39 (c)		1,110,000	1,087,424
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7279% 5/10/45 (b)(c)		1,367,000	1,390,950
Class E, 5% 5/10/45 (b)(c)		595,000	555,147
Class F, 5% 5/10/45 (b)(c)		762,700	607,939
Series 2017-C7 Class XA, 1.2152% 12/15/50 (c)(i)		53,828,460	3,600,177
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		746,000	732,845
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(c)		110,000	111,502
Class E, 4.3793% 6/10/30 (b)(c)		849,000	820,706
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		828,000	842,692
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	184,222
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (b)(c)(i)		15,792,866	96,449
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		362,000	383,300
Class D, 4.9182% 10/15/45 (b)(c)		1,939,000	2,017,781
Class E, 4.9182% 10/15/45 (b)(c)		869,082	873,495
Class F, 4.9182% 10/15/45 (b)(c)		252,000	236,070
Series 2015-C31 Class XA, 1.1774% 11/15/48 (c)(i)		23,403,818	1,217,338
Series 2015-NXS4 Class E, 3.7509% 12/15/48 (b)(c)		645,000	577,991
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	443,229
Class D, 3% 8/15/49 (b)		487,000	418,226
Series 2016-C34 Class XA, 2.3089% 6/15/49 (c)(i)		21,354,461	2,064,041
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,500,074
Series 2016-LC25 Class C, 4.5664% 12/15/59 (c)		575,000	610,450
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,204,973
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,478,000	1,308,253
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	557,172
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	438,129
Series 2018-C46 Class XA, 1.1126% 8/15/51 (c)(i)		47,119,495	2,840,500
Series 2018-C48 Class A5, 4.302% 1/15/52		15,999,000	18,537,825
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.9174% 6/15/46 (b)(c)(d)		19,522,519	19,539,107
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	263,928
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	237,195
Class D, 5.8555% 3/15/44 (b)(c)		949,000	817,981
Class E, 5% 3/15/44 (b)		733,000	379,367
Class F, 5% 3/15/44 (b)		761,000	165,469
Series 2011-C4:
Class D, 5.3966% 6/15/44 (b)(c)		474,000	484,318
Class E, 5.3966% 6/15/44 (b)(c)		335,432	335,680
Series 2011-C5:
Class C, 5.858% 11/15/44 (b)(c)		160,000	169,460
Class D, 5.858% 11/15/44 (b)(c)		1,195,000	1,252,173
Class E, 5.858% 11/15/44 (b)(c)		1,670,000	1,719,876
Class F, 5.25% 11/15/44 (b)(c)		1,099,000	1,032,860
Class G, 5.25% 11/15/44 (b)(c)		376,000	336,928
Class XA, 1.8834% 11/15/44 (b)(c)(i)		2,339,522	63,118
Series 2012-C6 Class D, 5.7677% 4/15/45 (b)(c)		702,000	738,833
Series 2012-C7:
Class C, 4.9689% 6/15/45 (c)		1,226,000	1,262,730
Class E, 4.9689% 6/15/45 (b)(c)		2,074,312	1,728,115
Class F, 4.5% 6/15/45 (b)		421,434	256,173
Class G, 4.5% 6/15/45 (b)		1,242,487	509,908
Series 2012-C8:
Class D, 5.0487% 8/15/45 (b)(c)		524,000	536,948
Class E, 5.0487% 8/15/45 (b)(c)		367,000	376,069
Series 2013-C11:
Class D, 4.4035% 3/15/45 (b)(c)		801,251	820,907
Class E, 4.4035% 3/15/45 (b)(c)		1,774,872	1,793,251
Series 2013-C13 Class D, 4.2763% 5/15/45 (b)(c)		580,000	593,191
Series 2013-C16 Class D, 5.1935% 9/15/46 (b)(c)		211,000	209,162
Series 2013-UBS1 Class D, 4.8976% 3/15/46 (b)(c)		830,625	851,366
Series 2014-C21 Class XA, 1.1954% 8/15/47 (c)(i)		56,594,069	2,407,512
Series 2014-C24 Class XA, 1.0046% 11/15/47 (c)(i)		20,360,145	670,472
Series 2014-LC14 Class XA, 1.397% 3/15/47 (c)(i)		35,498,753	1,498,977
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		348,000	347,513
Class F, 3.7154% 11/10/36 (b)(c)		1,960,000	1,882,539
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		528,000	457,311
Class PR2, 3.6332% 6/5/35 (b)(c)		1,378,000	1,140,547
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $758,125,663)			781,625,141

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,701,076
7.5% 4/1/34		5,800,000	9,137,436
7.55% 4/1/39		11,940,000	20,020,156
Series 2010, 7.625% 3/1/40		6,440,000	10,743,337
7.3% 10/1/39		17,580,000	27,926,182
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		1,040,000	1,063,910
Series 2010 C1, 7.781% 1/1/35		8,885,000	11,324,110
Series 2012 B, 5.432% 1/1/42		2,095,000	2,177,061
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		13,479,273	14,189,496
5.1% 6/1/33		40,165,000	43,709,160
Series 2010-1, 6.63% 2/1/35		7,610,000	9,064,423
Series 2010-3:
6.725% 4/1/35		11,345,000	13,468,557
7.35% 7/1/35		5,200,000	6,330,532
Series 2010-5, 6.2% 7/1/21		2,080,000	2,180,776
TOTAL MUNICIPAL SECURITIES
(Cost $154,113,502)			174,036,212

Foreign Government and Government Agency Obligations - 1.2%
Angola Republic 9.5% 11/12/25 (b)		$435,000	$492,638
Arab Republic of Egypt:
5.577% 2/21/23 (b)		587,000	604,317
5.75% 4/29/20 (b)		150,000	151,500
6.125% 1/31/22 (b)		3,647,000	3,794,020
6.2004% 3/1/24 (b)		720,000	755,100
7.5% 1/31/27 (b)		7,192,000	7,803,320
7.6003% 3/1/29 (b)		3,340,000	3,609,288
7.903% 2/21/48 (b)		806,000	829,676
8.5% 1/31/47 (b)		1,586,000	1,716,349
8.7002% 3/1/49 (b)		270,000	294,975
Argentine Republic:
5.625% 1/26/22		7,550,000	2,982,250
6.875% 4/22/21		11,786,000	4,920,655
7.5% 4/22/26		13,852,000	5,242,982
8.75% 5/7/24		533,376	137,895
Azerbaijan Republic 4.75% 3/18/24 (b)		610,000	654,225
Bahamian Republic 6% 11/21/28 (b)		373,000	416,128
Bahrain Kingdom 5.5% 3/31/20 (b)		495,000	500,569
Belarus Republic:
6.875% 2/28/23 (b)		2,586,000	2,771,869
7.625% 6/29/27 (b)		268,000	304,180
Bermuda Government:
3.717% 1/25/27 (b)		755,000	807,142
4.75% 2/15/29 (b)		1,565,000	1,791,925
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,794,286
5.625% 1/7/41		7,946,000	9,095,687
5.625% 2/21/47		809,000	928,075
8.25% 1/20/34		3,654,000	5,093,904
Buenos Aires Province:
9.95% 6/9/21 (b)		1,039,379	374,176
10.875% 1/26/21 (b)		1,603,333	673,400
10.875% 1/26/21 (Reg. S)		6,160,000	2,587,200
Cameroon Republic 9.5% 11/19/25 (b)		3,211,000	3,485,942
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	285,750
8.95% 2/19/21 (b)		1,231,460	1,015,955
Costa Rican Republic 4.25% 1/26/23 (b)		625,000	614,063
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		516,000	511,485
6.25% 10/4/20 (b)		559,000	566,686
6.25% 7/27/21 (b)		360,000	364,950
6.85% 3/14/24 (b)		685,000	696,988
Dominican Republic:
5.95% 1/25/27 (b)		551,000	604,723
6% 7/19/28 (b)		666,000	736,138
6.4% 6/5/49 (b)		575,000	631,602
6.85% 1/27/45 (b)		788,000	904,230
6.875% 1/29/26 (b)		942,000	1,078,001
7.45% 4/30/44 (b)		1,389,000	1,682,426
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		2,050,000	2,087,797
6.375% 1/18/27 (b)		1,815,000	1,859,808
7.1246% 1/20/50 (b)		1,030,000	1,051,244
7.375% 12/1/19 (b)		3,177,000	3,195,863
7.625% 9/21/34 (b)		450,000	474,047
7.65% 6/15/35 (Reg. S)		300,000	321,563
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		1,070,000	1,055,288
German Federal Republic 0.25% 2/15/29	EUR	950,000	1,145,521
Ghana Republic:
7.875% 8/7/23 (b)		835,594	910,797
7.875% 8/7/23 (Reg.S)		275,000	299,750
7.875% 3/26/27 (b)		600,000	615,000
8.125% 1/18/26 (b)		540,000	571,388
Greek Government 1.875% 7/23/26 (b)	EUR	5,460,000	6,198,900
Guatemalan Republic 4.9% 6/1/30 (b)		995,000	1,070,558
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,039,775
4.35% 1/11/48		1,225,000	1,393,438
5.125% 1/15/45 (b)		730,000	896,988
5.25% 1/17/42 (b)		660,000	817,369
5.95% 1/8/46 (b)		745,000	1,013,666
6.75% 1/15/44 (b)		450,000	660,375
7.75% 1/17/38 (b)		1,803,000	2,767,637
8.5% 10/12/35 (b)		380,000	608,151
8.5% 10/12/35 (Reg. S)		1,900,000	3,040,756
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,298,000	1,305,301
8.25% 4/15/24 (b)		286,000	311,293
Italian Republic 3.75% 5/1/21 (b)	EUR	13,000,000	15,210,632
Ivory Coast 5.75% 12/31/32		3,240,160	3,211,809
Jamaican Government 6.75% 4/28/28		200,000	234,000
Kazakhstan Republic 6.5% 7/21/45 (b)		185,000	269,638
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		918,000	993,506
4.5% 4/17/30 (b)		875,000	1,022,438
4.5% 10/26/46 (b)		1,580,000	1,835,960
4.625% 10/4/47 (b)		1,140,000	1,346,340
5.25% 1/16/50 (b)		3,025,000	3,909,813
Lebanese Republic:
5.8% 4/14/20		2,009,000	1,850,791
6.15% 6/19/20		770,000	701,422
6.375% 3/9/20		3,996,000	3,747,499
8.25% 4/12/21 (Reg.S)		300,000	253,594
Mendoza Province 8.375% 5/19/24 (b)		220,000	110,000
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		8,000,000	9,040,000
5.1% 3/28/35(Reg. S)		800,000	904,000
5.25% 6/23/47 (b)		6,400,000	7,626,000
5.25% 6/23/47(Reg. S)		400,000	475,804
5.625% 4/4/42 (b)		1,250,000	1,544,350
5.875% 9/16/43 (b)		540,000	690,863
Mongolian People's Republic 8.75% 3/9/24 (b)		547,000	609,905
Moroccan Kingdom:
4.25% 12/11/22 (b)		2,030,000	2,129,597
5.5% 12/11/42 (b)		200,000	243,438
Papua New Guinea 8.375% 10/4/28 (b)		860,000	903,000
Peruvian Republic 4% 3/7/27 (k)(p)		866,000	871,209
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	297,773
Province of Santa Fe 7% 3/23/23 (b)		3,739,000	2,056,450
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,652,000	3,596,440
7.45% 9/1/24 (b)		1,893,000	851,850
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,251,000	7,094,650
Republic of Kenya 6.875% 6/24/24 (b)		205,000	219,350
Republic of Nigeria:
6.375% 7/12/23 (b)		1,665,000	1,749,811
6.5% 11/28/27 (b)		930,000	925,931
6.75% 1/28/21 (b)		240,000	248,100
7.625% 11/21/25 (b)		1,630,000	1,785,869
Republic of Paraguay 5.4% 3/30/50 (b)		170,000	197,944
Republic of Serbia 7.25% 9/28/21 (b)		332,000	362,876
Romanian Republic 5.125% 6/15/48 (b)		1,325,000	1,543,625
Rwanda Republic 6.625% 5/2/23 (b)		573,000	605,946
State of Qatar:
4% 3/14/29 (b)		3,785,000	4,323,180
4.5% 4/23/28 (b)		1,274,000	1,493,765
4.817% 3/14/49 (b)		3,195,000	4,113,563
5.103% 4/23/48 (b)		2,610,000	3,481,903
9.75% 6/15/30 (b)		917,000	1,552,596
Sultanate of Oman:
3.875% 3/8/22 (b)		1,245,000	1,236,908
4.125% 1/17/23 (b)		325,000	323,375
6.75% 1/17/48 (b)		694,000	652,577
Turkish Republic:
3.25% 3/23/23		700,000	639,406
5.125% 3/25/22		6,785,000	6,723,511
5.625% 3/30/21		3,893,000	3,935,580
5.75% 5/11/47		803,000	657,958
6.25% 9/26/22		10,240,000	10,342,400
6.35% 8/10/24		755,000	751,225
7.25% 12/23/23		1,744,000	1,806,130
7.375% 2/5/25		932,000	963,455
Ukraine Government:
7.375% 9/25/32 (b)		600,000	617,100
7.75% 9/1/19 (b)		3,108,000	3,089,352
7.75% 9/1/20 (b)		8,225,000	8,453,758
7.75% 9/1/21 (b)		12,030,000	12,535,260
7.75% 9/1/22 (b)		4,434,000	4,693,389
7.75% 9/1/23 (b)		875,000	930,125
7.75% 9/1/24 (b)		2,495,000	2,669,650
7.75% 9/1/26 (b)		915,000	969,900
7.75% 9/1/27 (b)		595,000	629,956
9.75% 11/1/28 (b)		300,000	353,625
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (f)(g)	GBP	1,470,991	2,051,228
4.25% 6/7/32	GBP	350,000	616,622
4.25% 3/7/36 (f)(g)	GBP	697,592	1,304,473
4.25% 12/7/49 (g)	GBP	2,585,717	5,809,682
United Mexican States:
5.75% 10/12/10		2,015,000	2,383,367
6.05% 1/11/40		4,735,000	6,056,065
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	1,137,670
11.95% 8/5/31 (Reg. S) (e)		1,641,700	238,047
12.75% 8/23/22 (e)		350,400	50,808
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (c)(d)		124,000	123,412
5.5% 3/12/28		4,070,983	4,088,794
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $323,174,787)			303,090,981
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (q)		32,596	84,750
iHeartMedia, Inc. (q)		13,857	191,227
iHeartMedia, Inc. warrants 5/1/39 (q)		5	69
			276,046
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (k)(q)		1	34,600

TOTAL COMMUNICATION SERVICES			310,646

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (k)		3,431	6,793
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (k)(q)		179,923	3,238,614
Expro Holdings U.S., Inc. (b)(k)(q)		66,030	1,188,540
Forbes Energy Services Ltd. (q)		78,493	87,912
			4,515,066
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (k)		2,500	72,900
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		10,500	812,490
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (k)(q)		88,700	3,095,630
TOTAL COMMON STOCKS
(Cost $14,981,510)			8,813,525

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		12,775	499,115
RLJ Lodging Trust Series A, 1.95%		20,725	561,026
			1,060,141
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc. Series B, 7.50%		24,975	635,946
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25%		9,106	1,703,578
TOTAL FINANCIALS			2,339,524
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	749,096
Boston Properties, Inc. 5.25%		11,150	284,102
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	44,450
Series C, 6.50%		26,075	578,604
DDR Corp. Series K, 6.25%		21,323	548,641
National Storage Affiliates Trust Series A, 6.00%		12,600	330,750
PS Business Parks, Inc. Series W, 5.20%		14,075	361,165
Public Storage Series F, 5.15%		39,800	1,043,954
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	812,098
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	461,007
Taubman Centers, Inc. Series J, 6.50%		14,513	371,910
UMH Properties, Inc. Series C, 6.75%		14,184	369,351
			5,955,128

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,294,652

TOTAL PREFERRED STOCKS
(Cost $8,922,152)			9,354,793
		Principal Amount(a)	Value

Bank Loan Obligations - 4.4%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.87% 6/15/24 (c)(d)		21,088,233	20,830,535
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/22/24 (c)(d)		7,521,000	7,524,159
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 2/2/26 (c)(d)		4,179,157	4,188,728
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8299% 11/1/24 (c)(d)		2,509,889	2,233,801
3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (c)(d)		956,000	844,865
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 7/31/25 (c)(d)		4,904,482	4,727,577
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.8849% 1/31/26 (c)(d)		992,424	973,816
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.1974% 8/14/26 (c)(d)		2,528,890	2,504,663
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.62% 2/26/21 (c)(d)		1,500,000	1,503,750
			45,331,894
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (c)(d)		2,493,750	2,500,508
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 7/8/22 (c)(d)		2,225,694	2,125,538
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 7/8/23 (c)(d)		296,000	267,880
			4,893,926
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 9/26/21 (c)(d)		1,095,193	372,365
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9451% 7/15/25 (c)(d)		934,331	904,741
3 month U.S. LIBOR + 2.750% 4.9474% 1/31/26 (c)(d)		2,491,977	2,403,512
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.87% 5/1/24 (c)(d)		636,380	637,175
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8895% 11/18/24 (c)(d)		2,075,773	2,071,891
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.362% 6/7/23 (c)(d)		3,840,530	3,673,813
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 4/30/25 (c)(d)		14,831,682	14,862,087
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6951% 1/25/26 (c)(d)		2,809,338	2,804,647
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4451% 1/15/26 (c)(d)		1,267,630	1,260,240
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1951% 4/15/27 (c)(d)		997,500	1,000,493
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8/24/26 (d)(r)		7,880,000	7,880,000
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.625% 2/19/26 (c)(d)		1,368,125	1,359,574
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.125% 12/18/24 (c)(d)		2,402,413	2,397,008
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.125% 3/16/25 (c)(d)		1,340,171	1,341,016
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.112% 5/4/22 (c)(d)		511,331	483,019
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 10/19/25 (c)(d)		567,150	552,404
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 10/19/26 (c)(d)		478,000	468,440
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (d)(r)		4,545,000	4,545,000
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.2113% 10/4/23 (c)(d)		1,741,094	1,731,657
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 10/24/21 (c)(d)		1,020,242	1,019,609
Sinclair Television Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 7/18/26 (d)(r)		1,187,308	1,185,824
3 month U.S. LIBOR + 2.500% 4.7% 7/18/26 (c)(d)		1,017,692	1,016,420
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 8/24/22 (c)(d)		4,383,472	4,382,946
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3953% 8/19/23 (c)(d)		9,639,126	9,245,561
			67,599,442
Wireless Telecommunication Services - 0.1%
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2298% 5/1/26 (c)(d)		1,421,549	1,424,748
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8953% 11/27/23 (c)(d)		18,395,000	18,375,317
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.6453% 1/2/24 (c)(d)		2,230,000	2,239,767
Tranche B-5, term loan 6.625% 1/2/24		3,017,000	3,044,666
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.12% 4/11/25 (c)(d)		1,990,893	1,978,250
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.125% 2/2/24 (c)(d)		1,741,250	1,736,357
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (c)(d)		850,779	844,662
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1951% 3/9/23 (c)(d)		2,830,999	2,638,491
			32,282,258

TOTAL COMMUNICATION SERVICES			150,107,520

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 11/27/20 (c)(d)		2,833,262	2,626,094
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3299% 11/27/21 (c)(d)		1,015,000	719,381
			3,345,475
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 4/18/23 (c)(d)		1,540,504	1,552,058
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.112% 6/11/26 (c)(d)		1,044,304	1,026,028
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (d)(r)(s)		205,696	202,097
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7297% 4/30/25 (c)(d)		1,891,890	1,600,539
			2,828,664
Diversified Consumer Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 7/12/24 (c)(d)		2,562,051	2,536,430
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.862% 11/7/23 (c)(d)		939,332	938,750
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.29% 7/3/20 (c)(d)		1,547,725	1,473,249
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7/30/26 (d)(r)		2,375,000	2,366,094
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (c)(d)		637,000	632,223
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (c)(d)		4,649,431	4,609,911
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4761% 3/13/25 (c)(d)		1,653,193	1,630,974
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 1/23/25 (c)(d)		877,361	870,237
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (c)(d)		7,541,713	7,368,253
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.508% 7/30/25 (c)(d)		1,492,481	1,477,556
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 5/15/23 (c)(d)		34,131	33,107
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.362% 5/14/22 (c)(d)		2,645,143	2,592,240
3 month U.S. LIBOR + 3.250% 5.362% 5/14/22 (c)(d)		461,064	451,843
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 5/14/23 (c)(d)		194,870	189,023
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0455% 11/29/24 (c)(d)		4,548,438	4,541,343
			31,711,233
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 7/1/23 (c)(d)		1,187,997	1,145,978
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9941% 2/1/26 (c)(d)		1,132,163	1,134,993
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 7/31/24 (c)(d)		2,143,070	2,132,354
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 2/15/24 (c)(d)		1,121,794	1,101,109
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/11/25 (c)(d)		3,416,809	3,412,538
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0276% 10/19/24 (c)(d)		2,323,988	2,323,988
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3871% 9/15/23 (c)(d)		1,205,564	1,204,962
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/17/24 (c)(d)		7,649,337	7,634,344
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 12/22/24 (c)(d)		16,117,590	15,866,639
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 8/8/21 (c)(d)		671,642	671,642
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.612% 8/14/26 (c)(d)		1,625,000	1,572,188
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/18/24 (c)(d)		2,111,935	2,110,288
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.612% 2/1/24 (c)(d)		9,115,709	8,916,348
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4185% 4/17/24 (c)(d)		1,925,331	1,918,708
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 9/8/24 (c)(d)		599,000	599,377
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.112% 3/8/24 (c)(d)		3,647,054	3,623,348
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 8/30/23 (c)(d)		1,883,321	1,883,622
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 11/30/23 (c)(d)		4,529,543	4,533,303
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (c)(d)		1,896,521	1,894,150
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 3/13/25 (c)(d)		1,841,747	1,816,423
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.14% 10/20/24 (c)(d)		6,516,788	6,507,274
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8932% 10/4/23 (c)(d)		9,270,169	9,263,402
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8952% 6/21/26 (c)(d)		2,928,862	2,934,485
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.932% 4/3/25 (c)(d)		1,859,253	1,854,215
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (c)(d)		3,285,754	3,267,945
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 8/31/25 (c)(d)		2,063,630	2,067,922
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.112% 10/14/23 (c)(d)		862,885	798,169
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 5/29/26 (c)(d)		1,670,000	1,677,565
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 10/15/25 (c)(d)		1,541,445	1,544,913
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.7001% 3/1/26 (c)(d)		2,119,688	2,011,054
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.86% 4/27/24 (c)(d)		305,416	291,672
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.758% 5/10/26 (c)(d)(k)		750,000	749,063
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.362% 7/28/21 (c)(d)		1,493,813	1,480,743
Restaurant Technologies, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.612% 10/1/26 (c)(d)(k)		319,000	317,405
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 5/11/24 (c)(d)		731,864	732,325
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.889% 8/14/24 (c)(d)		8,962,567	8,848,025
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 3/31/24 (c)(d)		1,257,353	1,255,781
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.862% 7/6/24 (c)(d)		2,440,053	2,444,836
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8299% 7/10/25 (c)(d)		7,094,526	7,111,837
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.62% 6/8/23 (c)(d)		3,757,873	3,761,556
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5412% 5/29/26 (c)(d)		3,390,000	3,113,715
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 5/28/27 (c)(d)		1,250,000	1,087,500
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6877% 6/10/26 (c)(d)		1,196,296	1,184,333
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.6876% 6/10/27 (c)(d)		265,000	262,350
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/10/26 (d)(r)(s)		163,704	162,067
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.862% 5/30/25 (c)(d)		2,497,130	2,503,373
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.87% 12/31/21 (c)(d)		1,618,000	1,615,978
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.37% 10/30/24 (c)(d)		1,470,610	1,470,301
			135,816,106
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.112% 9/25/24 (c)(d)		29,273,762	27,791,924
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.612% 8/19/23 (c)(d)		2,431,417	2,336,446
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 7/26/26 (d)(r)		2,375,000	2,386,376
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 11/8/24 (c)(d)		1,880,000	1,876,484
			34,391,230
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7128% 1/4/26 (c)(d)		1,290,300	1,305,887
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 12/21/25 (c)(d)		1,620,938	1,466,948
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 12/15/24 (c)(d)		3,137,645	3,050,231
			5,823,066
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 8/15/25 (c)(d)		3,113,400	3,106,924
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/28/25 (c)(d)		5,360,786	5,317,792
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.14% 1/15/25 (c)(d)		519,733	520,221
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4451% 7/17/25 (c)(d)		4,772,137	4,746,272
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6951% 1/15/26 (c)(d)		3,185,000	3,182,548
			16,873,757
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1678% 6/15/23 (c)(d)		833,671	771,145
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2347% 7/2/22 (c)(d)		3,207,240	2,134,162
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.612% 2/15/24 (c)(d)(k)		1,614,844	1,534,102
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2% 11/17/24 (c)(d)		2,340,664	2,345,790
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.62% 7/18/23 (c)(d)		44,674	44,674
3 month U.S. LIBOR + 8.000% 10.12% 1/18/24 (c)(d)		178,696	128,215
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.625% 6/29/26 (c)(d)		1,500,000	1,505,625
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.62% 8/19/22 (c)(d)		1,790,179	1,766,960
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5055% 1/26/23 (c)(d)		2,312,716	1,649,730
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (c)(d)(e)(k)		1,812,470	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1974% 4/16/26 (c)(d)		2,992,500	2,872,800
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.6974% 9/12/24 (c)(d)		498,750	482,541
			15,235,744

TOTAL CONSUMER DISCRETIONARY			247,577,333

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1685% 12/16/23 (c)(d)		1,242,443	1,235,460
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.9628% 10/1/26 (c)(d)		172,000	169,420
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9628% 10/1/25 (c)(d)		503,470	503,787
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 12/6/24 (c)(d)		1,403,319	1,392,794
Albertson's LLC:
Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 11/17/25 (c)(d)		1,196,250	1,199,994
Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.862% 8/17/26 (c)(d)		1,982,614	1,990,049
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3308% 5/31/24 (c)(d)		6,049,612	5,783,429
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9443% 2/3/24 (c)(d)		6,784,218	6,785,643
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (c)(d)		1,700,037	1,673,482
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7594% 10/22/25 (c)(d)		1,025,094	1,027,339
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.7555% 11/20/25 (c)(d)		1,653,575	1,409,673
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.1269% 6/20/25 (c)(d)		1,000,000	910,000
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1269% 6/20/26 (c)(d)		2,500,000	2,503,125
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.862% 6/30/22 (c)(d)		1,823,004	1,802,496
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.362% 6/30/21 (c)(d)		2,010,130	2,002,592
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 8/15/26 (d)(r)		3,000,000	3,005,010
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 6/27/23 (c)(d)		2,162,529	2,163,892
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.862% 1/16/26 (c)(d)(k)		753,113	754,054
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5156% 7/19/26 (c)(d)		2,495,000	2,503,583
			37,580,362
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 10/7/23 (c)(d)		6,192,406	6,084,038
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4481% 8/3/22 (c)(d)		661,071	659,419
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.612% 5/1/26 (c)(d)		5,162,063	5,168,515
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.15% 5/24/24 (c)(d)		2,068,965	2,068,675
			13,980,647
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4628% 4/5/25 (c)(d)		1,138,376	1,099,956
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.112% 1/26/24 (c)(d)		790,458	789,186
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1951% 6/15/25 (c)(d)		760,228	655,317
			2,544,459

TOTAL CONSUMER STAPLES			55,340,928

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.862% 11/3/25 (c)(d)		2,230,000	1,969,826
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1686% 5/21/25 (c)(d)		1,097,337	983,027
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.862% 4/16/21 (c)(d)		228,657	226,370
			3,179,223
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 5/18/23 (c)(d)		3,951,409	3,874,040
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.362% 6/22/24 (c)(d)		3,268,824	2,973,453
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4909% 12/31/21 (c)(d)		5,326,000	4,713,510
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8659% 12/31/22 (c)(d)		9,202,000	8,366,182
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.2441% 7/23/23 (c)(d)		1,420,000	1,437,750
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3189% 3/28/24 (c)(d)		4,738,125	4,747,980
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8189% 7/29/21 (c)(d)		4,653,443	4,652,000
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6951% 5/7/25 (c)(d)		3,153,609	3,011,697
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 3/31/25 (c)(d)		1,909,072	1,897,942
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3299% 3/23/26 (c)(d)		427,910	419,886
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (c)(d)		293,770	289,181
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(d)		3,000,000	2,883,750
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.612% 1/31/24 (c)(d)		1,218,875	1,214,609
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.112% 3/1/24 (c)(d)		6,668,674	2,834,186
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.432% 7/18/25 (c)(d)		5,611,564	5,350,289
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.87% 6/26/25 (c)(d)		3,468,970	3,449,474
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.112% 2/15/24 (c)(d)		1,784,341	1,703,154
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1452% 5/22/26 (c)(d)		2,750,000	2,676,108
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (d)(r)		500,000	500,625
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 10/30/24 (c)(d)		2,039,389	1,947,616
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (c)(d)		3,466,496	3,230,358
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (c)(d)		1,795,975	1,791,485
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (c)(d)(k)(s)		3,866,861	3,673,518
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 6/21/26 (c)(d)		1,750,000	1,671,250
			69,310,043

TOTAL ENERGY			72,489,266

FINANCIALS - 0.4%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 10/22/24 (c)(d)		2,967,876	2,949,326
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8866% 9/30/24 (c)(d)		4,080,000	4,078,735
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 2/27/26 (c)(d)		3,117,188	3,117,188
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.87% 4/27/24 (c)(d)		1,901,386	1,884,749
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4451% 3/1/25 (c)(d)		3,416,957	3,407,355
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 9/29/24 (c)(d)		461,203	450,540
			15,887,893
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.9221% 1/15/25 (c)(d)		6,152,417	6,161,399
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7555% 10/31/24 (c)(d)		2,154,143	2,054,514
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.112% 2/13/25 (c)(d)		493,763	492,118
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/6/23 (c)(d)		2,185,833	2,188,172
Extell Boston 5.154% 8/31/21 (c)(k)		626,138	635,531
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 10/1/25 (c)(d)		8,323,751	8,360,709
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 12/27/22 (c)(d)		1,561,707	1,564,143
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/30/22 (c)(d)		2,274,000	2,275,433
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.612% 7/3/24 (c)(d)		880,531	882,256
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (c)(d)		877,361	862,008
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.61% 7/3/24 (c)(d)		626,268	624,702
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 3/24/25 (c)(d)		1,125,908	1,121,685
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 6/30/24 (c)(d)		1,098,153	1,089,236
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 2/10/24 (c)(d)		1,712,610	1,404,340
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6452% 11/16/25 (c)(d)		4,726,250	4,708,527
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.112% 6/19/25 (c)(d)		1,261,444	1,262,125
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 4/9/23 (c)(d)		2,608,358	2,609,767
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(k)		2,878,000	2,974,413
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 7/1/26 (c)(d)		1,799,545	1,796,738
			43,067,816
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.362% 11/22/23 (c)(d)		2,731,003	2,706,424
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1452% 5/10/25 (c)(d)		3,406,947	3,307,158
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4509% 5/10/25 (c)(d)		1,000,000	985,630
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8844% 1/25/24 (c)(d)		3,127,501	3,121,371
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 11/3/23 (c)(d)		4,629,907	4,630,741
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 11/3/24 (c)(d)		3,773,414	3,773,414
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.112% 8/4/22 (c)(d)		8,796,930	8,798,514
3 month U.S. LIBOR + 6.500% 8.612% 8/4/25 (c)(d)		8,606,000	8,724,849
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (c)(d)		11,705,334	11,461,044
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (c)(d)		3,530,648	3,443,865
			50,953,010
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7805% 7/10/26 (c)(d)		1,250,000	1,253,125
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 3/23/25 (c)(d)		3,002,221	3,001,290
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.112% 12/5/20 (c)(d)		1,505,668	1,481,200

TOTAL FINANCIALS			115,644,334

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.612% 6/22/24 (c)(d)		3,532,079	3,470,268
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 2/2/25 (c)(d)		375,000	374,063
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 2/2/25 (c)(d)		1,321,584	1,319,959
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.563% 6/30/25 (c)(d)		5,508,480	5,184,857
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.681% 2/11/26 (c)(d)		7,980,000	7,935,152
			18,284,299
Health Care Providers & Services - 0.1%
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.3299% 3/13/25 (c)(d)		1,887,663	1,892,685
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/18/23 (c)(d)		4,138,063	4,142,077
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 7/31/26 (d)(r)		1,040,246	1,028,107
2LN, term loan 3 month U.S. LIBOR + 8.250% 7/31/27 (d)(r)		810,000	810,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 7/31/26 (d)(r)		259,754	256,722
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 6/7/23 (c)(d)		1,243,606	1,154,999
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.37% 8/31/24 (c)(d)		2,437,595	2,315,715
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.362% 3/8/26 (c)(d)		954,819	945,328
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 6/23/24 (c)(d)		2,806,252	2,685,583
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.112% 6/13/26 (c)(d)		5,125,000	4,887,969
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.612% 5/6/26 (c)(d)		872,813	875,719
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 12/1/24 (c)(d)		1,568,309	1,524,208
			22,519,112
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.862% 9/27/24 (c)(d)		2,287,608	2,146,668
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 5/9/26 (c)(d)		1,496,250	1,500,619
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6515% 8/18/22 (c)(d)(k)		88,700	86,926
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.112% 11/25/20 (c)(d)		128,151	125,268
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.487% 11/25/22 (c)(d)		7,136,528	6,803,466
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.112% 3/27/23 (c)(d)		3,613,367	3,618,390
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.9509% 11/27/25 (c)(d)		1,387,500	1,386,113
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2009% 6/1/25 (c)(d)		5,781,224	5,787,757
			19,308,539

TOTAL HEALTH CARE			62,258,618

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.58% 6/19/26 (c)(d)		625,000	620,575
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (c)(d)		1,871,870	1,851,541
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 6/9/23 (c)(d)		7,405,680	7,347,397
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (c)(d)		2,497,136	2,470,916
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.62% 2/28/21 (c)(d)		1,274,000	1,272,802
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0096% 4/30/25 (c)(d)		2,331,053	2,326,693
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.01% 4/30/26 (c)(d)		319,000	316,608
			16,206,532
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (c)(d)		2,237,203	2,235,212
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (c)(d)		1,202,797	1,201,727
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6453% 10/18/20 (c)(d)		678,000	676,305
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8953% 10/5/24 (c)(d)		1,177,022	1,152,010
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 2/23/25 (c)(d)		940,000	940,649
			6,205,903
Airlines - 0.0%
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 8/7/26 (d)(r)		2,855,000	2,861,252
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 6/1/25 (c)(d)		2,376,226	2,327,229
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.862% 10/17/23 (c)(d)		632,223	634,328
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.112% 5/31/25 (c)(d)		1,607,323	1,555,889
			4,517,446
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5149% 6/21/24 (c)(d)		7,541,630	7,145,695
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0031% 8/1/26 (c)(d)		1,750,000	1,746,728
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1005% 7/10/26 (c)(d)		1,000,000	993,330
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 3/29/25 (c)(d)		2,597,211	2,595,600
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0799% 11/3/23 (c)(d)		2,830,857	2,193,914
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/27/25 (c)(d)		10,506,614	10,473,834
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5055% 6/1/22 (c)(d)		465,766	466,931
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 8/29/25 (c)(d)		1,521,355	1,419,926
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6591% 8/15/25 (c)(d)		2,256,418	2,254,546
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 10/3/23 (c)(d)		1,327,066	1,330,384
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6307% 9/26/24 (c)(d)		813,926	684,374
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 2/8/26 (c)(d)		552,615	548,470
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 12/20/24 (c)(d)		2,130,925	2,128,261
			33,981,993
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.862% 3/13/25 (c)(d)		1,149,386	1,149,673
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.33% 7/2/25 (c)(d)		1,418,628	1,418,628
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 6/14/21 (c)(d)		1,771,156	1,768,942
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4% 7/19/26 (c)(d)		2,262,441	2,261,491
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.26% 9/27/24 (c)(d)		1,704,123	1,604,721
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8422% 5/21/26 (c)(d)		2,001,438	1,996,434
			10,199,889
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (c)(d)		3,735,499	3,508,269
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.112% 10/1/25 (c)(d)		1,597,194	1,589,879
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.362% 11/15/26 (c)(d)		280,000	276,032
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 11/15/25 (c)(d)		1,174,723	1,158,571
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.112% 5/15/26 (c)(d)		962,222	942,978
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 3/31/24 (c)(d)		1,986,366	1,934,939
			5,902,399
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.24% 6/22/22 (c)(d)		2,816,670	2,802,586
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.44% 9/14/20 (c)(d)		1,057,734	1,051,124
			3,853,710
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.862% 4/4/24 (c)(d)		2,101,253	2,102,388
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.12% 2/7/26 (c)(d)		1,197,000	1,200,364
			3,302,752
Road & Rail - 0.1%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.87% 6/30/23 (c)(d)		2,081,922	2,072,824
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.402% 9/11/24 (c)(d)		280,000	275,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.152% 9/11/23 (c)(d)		782,663	777,286
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.6453% 7/13/23 (c)(d)		3,680,390	3,665,926
3 month U.S. LIBOR + 4.000% 6.1951% 4/4/25 (c)(d)		2,838,248	2,838,248
			9,630,084
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.18% 2/9/23 (c)(d)		2,070,966	2,068,377

TOTAL INDUSTRIALS			102,238,606

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 8/10/25 (c)(d)		2,568,346	1,977,626
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 4/4/26 (c)(d)		6,035,000	5,999,816
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 2/1/24 (c)(d)		500,000	498,595
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/1/24 (c)(d)		8,069,357	7,988,663
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.682% 4/15/26 (c)(d)		1,745,625	1,746,725
			18,211,425
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 2/28/25 (c)(d)		3,798,720	3,808,217
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/1/25 (c)(d)		727,182	711,729
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.862% 2/1/26 (c)(d)(k)		277,000	265,920
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.2828% 1/31/24 (c)(d)		488,564	489,482
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.362% 3/8/26 (c)(d)		226,000	218,090
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 3/8/25 (c)(d)		776,046	745,004
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8299% 12/2/24 (c)(d)		1,232,655	1,224,433
3 month U.S. LIBOR + 7.500% 9.8319% 12/1/25 (c)(d)		478,000	476,805
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 2/15/24 (c)(d)		3,724,663	3,730,250
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 0% 6/28/26 (c)(d)(r)		1,000,000	995,000
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 2/1/22 (c)(d)		1,373,837	1,372,409
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.33% 12/3/25 (c)(d)		1,185,252	1,185,252
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7298% 9/28/24 (c)(d)		4,168,034	4,155,863
			19,378,454
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.49% 10/19/23 (c)(d)		3,097,574	3,078,214
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.8659% 9/29/24 (c)(d)		5,845,882	5,847,344
3 month U.S. LIBOR + 8.500% 10.6159% 9/29/25 (c)(d)		1,668,386	1,681,950
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.459% 8/1/25 (c)(d)		1,454,690	1,426,804
			12,034,312
IT Services - 0.1%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2555% 4/19/25 (c)(d)		632,211	599,810
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/2/26 (c)(d)		1,250,000	1,253,125
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8823% 2/9/23 (c)(d)		1,773,760	1,741,460
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.862% 4/22/23 (c)(d)		774,995	773,833
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.86% 5/31/25 (c)(d)		4,359,703	3,493,692
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 5/1/24 (c)(d)		3,602,220	3,599,230
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.612% 8/27/25 (c)(d)		3,401,298	3,406,604
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (c)(d)		3,832,833	3,838,314
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.9451% 10/11/26 (c)(d)		699,610	682,119
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9451% 10/11/25 (c)(d)		2,232,219	2,201,057
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 5/17/26 (c)(d)		2,003,754	2,007,681
			23,596,925
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.375% 11/15/25 (c)(d)		1,761,657	1,762,767
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(d)		4,012,000	3,913,385
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(d)		8,462,784	8,154,823
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/23/26 (c)(d)		997,500	990,019
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (c)(d)		3,735,117	3,522,440
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.473% 9/5/25 (c)(d)		1,389,131	1,382,185
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 4/30/25 (c)(d)		2,213,275	2,212,345
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.112% 8/23/25 (c)(d)		2,329,205	2,334,050
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 11/29/24 (c)(d)		1,572,557	1,546,515
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/8/26 (d)(r)		4,500,000	4,481,235
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.112% 10/31/24 (c)(d)		4,505,421	4,505,421
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 8/23/25 (c)(d)		1,060,094	1,059,829
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6452% 8/14/25 (c)(d)		1,223,850	1,129,002
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 7/22/26 (c)(d)		1,875,000	1,864,069
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.37% 6/1/22 (c)(d)		3,048,839	3,044,388
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.37% 12/22/23 (c)(d)		1,929,912	1,928,098
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.62% 2/26/25 (c)(d)		748,106	747,874
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 7/7/25 (c)(d)		221,000	221,415
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 7/1/24 (c)(d)		1,620,435	1,613,354
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6507% 11/21/24 (c)(d)		2,818,062	2,703,001
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (c)(d)		4,746,000	4,850,412
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2531% 11/1/23 (c)(d)		8,299,630	8,290,169
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.47% 1/20/24 (c)(d)		3,264,384	3,252,142
3 month U.S. LIBOR + 9.000% 11.22% 1/20/25 (c)(d)		637,000	627,445
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 11/20/21 (c)(d)		285,335	282,736
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.612% 6/21/24 (c)(d)		9,876,639	9,580,340
3 month U.S. LIBOR + 2.500% 4.612% 6/21/24 (c)(d)		1,470,446	1,426,332
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 9/15/24 (c)(d)		1,251,447	1,239,971
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.13% 9/4/26 (c)(d)		175,000	173,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.38% 9/4/25 (c)(d)		1,277,578	1,250,110
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 4/26/24 (c)(d)		1,000,000	996,880
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 5/30/26 (c)(d)		625,000	618,363
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 5/31/25 (c)(d)		1,557,619	1,522,962
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.112% 5/31/26 (c)(d)		899,000	857,044
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1952% 8/9/26 (c)(d)		1,125,000	1,123,121
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.862% 3/3/23 (c)(d)		3,068,722	3,051,476
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5799% 9/30/22 (c)(d)		4,592,575	4,585,870
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 7/8/22 (c)(d)		368,697	368,985
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (c)(d)		4,370,542	4,374,913
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (c)(d)		2,953,484	2,956,438
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (c)(d)		5,771,445	5,770,637
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 9/30/23 (c)(d)		867,564	869,464
TIBCO Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.25% 6/30/26 (c)(d)		2,699,074	2,696,537
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (c)(d)		3,900,000	3,906,981
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6481% 1/27/23 (c)(d)		1,999,962	1,895,964
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 7/2/25 (c)(d)		5,367,162	5,177,648
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.362% 7/2/26 (c)(d)		1,433,000	1,406,733
			120,506,371
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.12% 9/7/23 (c)(d)		1,006,891	1,008,874

TOTAL INFORMATION TECHNOLOGY			196,499,128

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 3/21/25 (c)(d)		1,848,293	1,841,362
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.612% 11/18/23 (c)(d)		639,021	613,460
3 month U.S. LIBOR + 4.250% 6.362% 11/18/23 (c)(d)		211,449	208,277
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 11/18/23 (c)(d)		491,434	471,776
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.362% 11/18/23 (c)(d)(k)		162,613	160,174
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (c)(d)		1,180,000	1,177,050
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 1/31/26 (c)(d)		1,273,600	1,272,008
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (c)(d)		3,177,038	3,154,353
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 3/13/25 (c)(d)		2,219,282	2,210,960
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.75% 10/11/24 (c)(d)		2,389,560	2,371,638
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4628% 10/1/25 (c)(d)		6,964,545	6,717,861
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.87% 4/3/25 (c)(d)		2,105,004	2,030,024
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.112% 9/6/24 (c)(d)		1,251,447	1,230,485
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.947% 9/22/24 (c)(d)		3,134,153	3,108,203
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 7/1/24 (c)(d)		561,577	561,273
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (c)(d)		470,654	469,595
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (c)(d)		806,694	804,879
			28,403,378
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2151% 11/7/25 (c)(d)		5,255,491	5,130,673
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.250% 4.4509% 10/1/22 (c)(d)		5,090,205	5,091,376
Tranche T, term loan 3 month U.S. LIBOR + 2.000% 4.2009% 1/6/21 (c)(d)		206,675	206,675
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.7009% 7/1/26 (c)(d)		4,500,000	4,497,525
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5895% 4/3/24 (c)(d)		624,719	606,658
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 5/16/24 (c)(d)		770,000	768,560
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 5/16/24 (c)(d)		770,665	756,793
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 5/22/24 (c)(d)		1,433,230	1,410,542
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3189% 12/29/23 (c)(d)		4,056,507	3,856,845
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (c)(d)		3,899,094	3,710,105
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2531% 7/31/26 (c)(d)		1,250,000	1,243,225
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.862% 2/5/23 (c)(d)		10,625,040	10,613,671
			37,892,648
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.5173% 8/25/23 (c)(d)		2,921,843	2,288,767
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.362% 10/17/22 (c)(d)		4,881,946	2,353,782
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5309% 3/26/26 (c)(d)		1,045,000	1,037,486
			5,680,035
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4375% 7/26/26 (c)(d)		750,000	750,000

TOTAL MATERIALS			72,726,061

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.8666% 2/6/22 (c)(d)(k)		1,367,000	1,332,825
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9483% 6/28/23 (c)(d)		1,120,759	1,120,759
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.12% 3/23/24 (c)(d)		615,377	572,609
			3,026,193
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.12% 3/24/25 (c)(d)		721,401	721,856
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.62% 3/24/24 (c)(d)		911,227	908,949
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 8/21/25 (c)(d)		4,960,515	4,955,604
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.112% 12/7/25 (c)(d)		1,174,100	1,181,438
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.42% 2/8/25 (c)(d)		1,990,659	1,917,661
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.17% 12/22/24 (c)(d)		6,732,909	6,742,537
			16,428,045

TOTAL REAL ESTATE			19,454,238

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 8/1/25 (c)(d)		5,946,515	5,948,656
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.13% 11/28/24 (c)(d)		1,789,924	1,722,802
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 11/13/21 (c)(d)		1,904,045	1,827,883
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.612% 8/28/25 (c)(d)		1,528,296	1,534,027
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 1/30/24 (c)(d)		2,910,188	2,801,056
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 1/30/24 (c)(d)		164,139	157,984
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 8/4/23 (c)(d)		3,544,300	3,546,284
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.1473% 12/31/25 (c)(d)		4,533,676	4,537,439
			22,076,131
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 8/1/26 (c)(d)		1,125,000	1,125,000
Independent Power and Renewable Electricity Producers - 0.0%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 3/1/26 (c)(d)		872,813	871,721
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9628% 6/28/26 (c)(d)		375,000	368,438
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.37% 12/9/21 (c)(d)		1,533,827	1,380,444
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 11/8/22 (c)(d)		508,057	507,421
			3,128,024

TOTAL UTILITIES			26,329,155

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,139,692,446)			1,120,665,187

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		11,994,000	12,145,271
Discover Bank:
(Delaware) 3.2% 8/9/21		$16,424,000	$16,730,506
3.1% 6/4/20		14,388,000	14,463,765
4.682% 8/9/28 (c)		8,844,000	9,278,240
8.7% 11/18/19		1,884,000	1,906,649
KeyBank NA 6.95% 2/1/28		1,259,000	1,613,000
Synchrony Bank 3.65% 5/24/21		14,890,000	15,193,688
TOTAL BANK NOTES
(Cost $69,666,000)			71,331,119

Preferred Securities - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(t)		$930,000	$991,486
Telefonica Europe BV 2.625% (Reg. S) (c)(t)	EUR	2,400,000	2,700,458
			3,691,944
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(t)	EUR	7,214,000	8,225,966
2.7%(Reg. S) (c)(t)	EUR	4,700,000	5,425,139
3.75% (c)(t)	EUR	4,600,000	5,374,342
			19,025,447
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (t)		4,983,000	5,170,444
Danone SA 1.75% (Reg. S) (c)(t)	EUR	3,200,000	3,625,539
			8,795,983
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (c)(t)		4,950,000	4,975,621
FINANCIALS - 0.5%
Banks - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(t)		2,756,000	2,832,801
Allied Irish Banks PLC 7.375% (Reg. S) (c)(t)	EUR	2,037,000	2,422,207
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(t)	EUR	3,400,000	3,930,722
6.75% (Reg. S) (c)(t)	EUR	4,200,000	4,736,843
Banco Do Brasil SA:
6.25% (b)(c)(t)		1,320,000	1,300,801
9% (b)(c)(t)		815,000	909,086
Banco Mercantil del Norte SA 7.625% (b)(c)(t)		608,000	615,363
Bank of America Corp.:
5.875% (c)(t)		2,335,000	2,601,984
6.1% (c)(t)		5,186,000	5,797,159
6.25% (c)(t)		3,392,000	3,800,976
6.5% (c)(t)		1,911,000	2,184,779
Bank of Nova Scotia 4.65% (c)(t)		4,078,000	4,088,852
Barclays Bank PLC 7.625% 11/21/22		16,943,000	19,041,273
Barclays PLC:
7.125% (c)(t)	GBP	1,960,000	2,501,366
7.875% (Reg. S) (c)(t)		4,922,000	5,200,347
CYBG PLC 9.25% (Reg. S) (c)(t)	GBP	1,400,000	1,769,165
Danske Bank A/S 5.875% (Reg. S) (c)(t)	EUR	1,270,000	1,514,709
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(t)		300,000	322,541
HSBC Holdings PLC 5.25% (c)(t)	EUR	2,497,000	2,985,988
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		736,000	773,130
6.125% (b)(c)(t)		325,000	331,813
Royal Bank of Scotland Group PLC 7.5% (c)(t)		5,287,000	5,438,947
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (t)	EUR	3,246,800	4,472,523
Tinkoff Credit Systems 9.25% (Reg. S) (c)(t)		2,092,000	2,237,626
Wells Fargo & Co. 5.9% (c)(t)		12,000,000	12,960,885
			94,771,886
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(t)	EUR	2,000,000	1,942,429
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(t)	GBP	2,650,000	3,528,883
Aviva PLC:
5.9021% (c)(t)	GBP	3,450,000	4,327,439
6.125% (c)(t)	GBP	8,560,000	11,786,075
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(t)	EUR	2,700,000	3,410,726
Generali Finance BV 4.596% (Reg. S) (c)(t)	EUR	2,200,000	2,745,466
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(t)		3,897,000	3,986,466
			29,785,055

TOTAL FINANCIALS			126,499,370

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)(t)		4,237,000	424,759
7.5% (Reg. S) (e)(t)		100,000	10,025
			434,784
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (c)(t)	EUR	3,130,000	3,662,556
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (c)(t)	EUR	2,300,000	2,616,024
Deutsche Annington Finance BV 4% (Reg. S) (c)(t)	EUR	1,400,000	1,699,498
Grand City Properties SA 3.75% (c)(t)	EUR	4,400,000	5,247,030
			9,562,552

TOTAL REAL ESTATE			13,225,108

UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(t)	GBP	1,226,000	1,509,385
TOTAL PREFERRED SECURITIES
(Cost $177,878,943)			178,157,642
		Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund 2.13% (u)
(Cost $1,528,701,411)		1,528,451,676	1,528,757,366

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	30,000,000	$859,439
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	25,600,000	345,686
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	325,559
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	81,619
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	87,500
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	1,116,229
Option with an exercise rate of 2.875% on a credit default swap with Citibank N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	11/20/19	EUR 10,718,000	80,943
Option with an exercise rate of 2.875% on a credit default swap with JPMorgan Chase Bank N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	10/16/19	EUR 62,729,000	256,476

TOTAL PUT OPTIONS			3,153,451

Call Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	30,000,000	894,119
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	25,600,000	1,394,625
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	4,290,029
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	1,031,594
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	14,000,000	1,264,148
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	81,400,000	4,401,140

TOTAL CALL OPTIONS			13,275,655

TOTAL PURCHASED SWAPTIONS
(Cost $12,639,573)			16,429,106
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $26,616,581,542)			27,648,147,155
NET OTHER ASSETS (LIABILITIES) - (9.2)%			(2,339,379,976)
NET ASSETS - 100%			$25,308,767,179

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 9/1/49	$(91,900,000)	$(94,768,346)
3.5% 9/1/49	(62,600,000)	(65,035,534)
3.5% 9/1/49	(31,900,000)	(33,141,111)
3.5% 9/1/49	(34,100,000)	(35,426,705)
3.5% 9/1/49	(20,300,000)	(21,089,798)
3.5% 9/1/49	(9,900,000)	(10,285,172)
3.5% 9/1/49	(9,900,000)	(10,285,172)

TOTAL GINNIE MAE		(270,031,838)

Uniform Mortgage Backed Securities
3.5% 9/1/49	(58,300,000)	(59,907,803)
4% 9/1/49	(38,900,000)	(40,380,954)
4% 9/1/49	(21,900,000)	(22,733,751)
4% 9/1/49	(26,100,000)	(27,093,648)
4% 9/1/49	(21,900,000)	(22,733,751)
4.5% 9/1/49	(16,050,000)	(16,893,901)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(189,743,808)

TOTAL TBA SALE COMMITMENTS
(Proceeds $458,938,688)		$(459,775,646)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.507% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	5,000,000	$(39,179)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(378,237)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	2,700,000	(288)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(92,131)

TOTAL PUT SWAPTIONS			(509,835)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.507% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	5,000,000	(102,694)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(858,861)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	2,700,000	(137,792)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(872,757)

TOTAL CALL SWAPTIONS			(1,972,104)

TOTAL WRITTEN SWAPTIONS			$(2,481,939)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	40	Sept. 2019	$4,008,061	$186,429	$186,429
Eurex Euro-Bobl Contracts (Germany)	46	Sept. 2019	6,887,285	42,904	42,904
ICE Long Gilt Contracts (United Kingdom)	13	Dec. 2019	2,124,095	9,329	9,329
TME 10 Year Canadian Note Contracts (Canada)	173	Dec. 2019	18,851,465	21,130	21,130
TOTAL BOND INDEX CONTRACTS					259,792
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	38	Dec. 2019	8,212,453	4,082	4,082
CBOT 5-Year U.S. Treasury Note Contracts (United States)	46	Dec. 2019	5,518,922	1,182	1,182
CBOT Long Term U.S. Treasury Bond Contracts (United States)	38	Dec. 2019	6,279,500	35,425	35,425
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	188	Dec. 2019	27,154,250	73,022	73,022
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	99	Dec. 2019	19,546,313	(43,531)	(43,531)
TOTAL TREASURY CONTRACTS					70,180

TOTAL PURCHASED					329,972

Sold
Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	19	Sept. 2019	3,739,957	(84,384)	(84,384)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,056	Dec. 2019	139,095,000	72,081	72,081
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,534	Dec. 2019	331,523,766	(176,008)	(176,008)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	924	Dec. 2019	110,858,344	(45,554)	(45,554)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	Dec. 2019	39,329,500	(223,639)	(223,639)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	637	Dec. 2019	92,006,688	(255,033)	(255,033)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	53	Dec. 2019	10,464,188	36,767	36,767
TOTAL TREASURY CONTRACTS					(591,386)

TOTAL SOLD					(675,770)

TOTAL FUTURES CONTRACTS					$(345,798)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	255,000	USD	310,182	Goldman Sachs Bank USA	9/3/19	$102
USD	231,592	CAD	308,000	Goldman Sachs Bank USA	11/27/19	0
USD	2,294,460	EUR	2,075,000	BNP Paribas SA	11/27/19	(822)
USD	329,826,262	EUR	295,440,000	Goldman Sachs Bank USA	11/27/19	3,022,351
USD	352,576	EUR	316,000	Goldman Sachs Bank USA	11/27/19	3,030
USD	1,030,041	GBP	844,000	Goldman Sachs Bank USA	11/27/19	(385)
USD	62,419,594	GBP	50,771,000	JPMorgan Chase Bank, N.A.	11/27/19	434,092
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,458,368
					Unrealized Appreciation	3,459,575
					Unrealized Depreciation	(1,207)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(59,714)	$0	$(59,714)
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(327,067)	300,334	(26,733)
BNP Paribas		Jun. 2024	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,850,000	(33,553)	28,458	(5,095)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,900,000	(76,346)	(27,161)	(103,507)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,150,000	(73,950)	45,823	(28,127)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,100,000	(64,207)	41,632	(22,575)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	27,500,000	(87,846)	(62,775)	(150,621)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	(51,749)	(83,935)	(135,684)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	26,046,000	(83,201)	(185,586)	(268,787)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	17,000,000	(54,305)	(59,594)	(113,899)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	11,620,000	(37,119)	(1,826)	(38,945)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	12,754,000	(40,741)	(90,876)	(131,617)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	13,470,000	(43,029)	(91,173)	(134,202)
Commerzbank AG		Jun. 2024	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 6,050,000	(115,128)	99,952	(15,176)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(118,926)	68,439	(50,487)
Leonardo Spa		Jun. 2024	Citibank, N.A.	(5%)	Quarterly	EUR 1,900,000	(445,382)	413,502	(31,880)
Leonardo Spa		Jun. 2024	Citibank, N.A.	(5%)	Quarterly	EUR 1,250,000	(293,015)	270,826	(22,189)
Leonardo Spa		Jun. 2024	Citibank, N.A.	(5%)	Quarterly	EUR 850,000	(199,250)	184,162	(15,088)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(25,360)	(56,119)	(81,479)
Volvo Treas Ab		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(49,557)	37,556	(12,001)
TOTAL BUY PROTECTION							(2,279,445)	831,639	(1,447,806)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	197,377	0	197,377

TOTAL CREDIT DEFAULT SWAPS							$(2,082,068)	$831,639	$(1,250,429)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$60,620,000	$(33,719)	$0	$(33,719)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	42,245,000	64,282	0	64,282
0.75%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2029	EUR 10,490,000	706,590	0	706,590
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2034	EUR 20,770,000	3,014,491	0	3,014,491
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 4,030,000	509,252	0	509,252
0.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 440,000	(4,091)	0	(4,091)

TOTAL INTEREST RATE SWAPS							$4,256,805	$0	$4,256,805

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,318,518,965 or 13.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,055,620.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,779,211.

 (h) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,676,544.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Level 3 security

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,043,350 or 0.0% of net assets.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Non-income producing

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,131,443 and $2,988,104, respectively.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 11/28/18	$998,303

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,515,587
Total	$16,515,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income Fund	$--	$100,000,000	$100,000,000	$--	$--	$--	$--
Total	$--	$100,000,000	$100,000,000	$--	$--	$--	$--

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$310,646	$275,977	$69	$34,600
Consumer Discretionary	6,793	--	--	6,793
Energy	4,515,066	87,912	--	4,427,154
Financials	2,339,524	635,946	1,703,578	--
Industrials	72,900	--	--	72,900
Materials	812,490	812,490	--	--
Real Estate	7,015,269	5,955,128	1,060,141	--
Utilities	3,095,630	--	--	3,095,630
Corporate Bonds	8,622,493,493	--	8,622,493,493	--
U.S. Government and Government Agency Obligations	8,421,838,970	--	8,421,838,970	--
U.S. Government Agency - Mortgage Securities	5,364,644,151	--	5,364,644,151	--
Asset-Backed Securities	600,864,800	--	599,641,463	1,223,337
Collateralized Mortgage Obligations	446,044,669	--	446,043,681	988
Commercial Mortgage Securities	781,625,141	--	781,564,399	60,742
Municipal Securities	174,036,212	--	174,036,212	--
Foreign Government and Government Agency Obligations	303,090,981	--	302,219,772	871,209
Bank Loan Obligations	1,120,665,187	--	1,108,181,256	12,483,931
Bank Notes	71,331,119	--	71,331,119	--
Preferred Securities	178,157,642	--	178,157,642	--
Money Market Funds	1,528,757,366	1,528,757,366	--	--
Purchased Swaptions	16,429,106	--	16,429,106	--
Total Investments in Securities:	$27,648,147,155	$1,536,524,819	$26,089,345,052	$22,277,284
Derivative Instruments:
Assets
Futures Contracts	$482,351	$482,351	$--	$--
Forward Foreign Currency Contracts	3,459,575	--	3,459,575	--
Swaps	4,491,992	--	4,491,992	--
Total Assets	$8,433,918	$482,351	$7,951,567	$--
Liabilities
Futures Contracts	$(828,149)	$(828,149)	$--	$--
Forward Foreign Currency Contracts	(1,207)	--	(1,207)	--
Swaps	(2,317,255)	--	(2,317,255)	--
Written Swaptions	(2,481,939)	--	(2,481,939)	--
Total Liabilities	$(5,628,550)	$(828,149)	$(4,800,401)	$--
Total Derivative Instruments:	$2,805,368	$(345,798)	$3,151,166	$--
Other Financial Instruments:
TBA Sale Commitments	$(459,775,646)	$--	$(459,775,646)	$--
Total Other Financial Instruments:	$(459,775,646)	$--	$(459,775,646)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$337,419	$0
Swaps(b)	197,377	(2,279,445)
Total Credit Risk	534,796	(2,279,445)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	3,459,575	(1,207)
Total Foreign Exchange Risk	3,459,575	(1,207)
Interest Rate Risk
Futures Contracts(d)	482,351	(828,149)
Purchased Swaptions(a)	16,091,687	0
Swaps(b)	4,294,615	(37,810)
Written Swaptions(e)	0	(2,481,939)
Total Interest Rate Risk	20,868,653	(3,347,898)
Total Value of Derivatives	$24,863,024	$(5,628,550)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
United Kingdom	2.1%
Netherlands	2.0%
Mexico	1.8%
Cayman Islands	1.5%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,087,880,131)	$26,119,389,789
Fidelity Central Funds (cost $1,528,701,411)	1,528,757,366
Total Investment in Securities (cost $26,616,581,542)		$27,648,147,155
Cash		1,787,988
Foreign currency held at value (cost $11,370,830)		11,280,538
Receivable for investments sold		85,338,807
Receivable for premium on written options		1,948,350
Receivable for TBA sale commitments		458,938,688
Unrealized appreciation on forward foreign currency contracts		3,459,575
Receivable for fund shares sold		35,208,129
Dividends receivable		183,799
Interest receivable		173,450,099
Distributions receivable from Fidelity Central Funds		1,181,263
Receivable from investment adviser for expense reductions		102,230
Other receivables		209,992
Total assets		28,421,236,613
Liabilities
Payable for investments purchased
Regular delivery	$796,464,818
Delayed delivery	1,791,753,363
TBA sale commitments, at value	459,775,646
Unrealized depreciation on forward foreign currency contracts	1,207
Payable for fund shares redeemed	43,657,742
Distributions payable	5,301,318
Bi-lateral OTC swaps, at value	2,219,731
Accrued management fee	6,298,593
Distribution and service plan fees payable	321,864
Payable for daily variation margin on futures contracts	395,559
Payable for daily variation margin on centrally cleared OTC swaps	414,572
Written options, at value (premium receivable $1,948,350)	2,481,939
Other affiliated payables	3,173,368
Other payables and accrued expenses	209,714
Total liabilities		3,112,469,434
Net Assets		$25,308,767,179
Net Assets consist of:
Paid in capital		$24,430,743,516
Total distributable earnings (loss)		878,023,663
Net Assets		$25,308,767,179
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($614,155,712 ÷ 55,821,942 shares)(a)		$11.00
Maximum offering price per share (100/96.00 of $11.00)		$11.46
Class M:
Net Asset Value and redemption price per share ($343,190,533 ÷ 31,247,797 shares)(a)		$10.98
Maximum offering price per share (100/96.00 of $10.98)		$11.44
Class C:
Net Asset Value and offering price per share ($153,943,878 ÷ 13,987,187 shares)(a)		$11.01
Total Bond:
Net Asset Value, offering price and redemption price per share ($14,074,693,588 ÷ 1,279,786,082 shares)		$11.00
Class I:
Net Asset Value, offering price and redemption price per share ($6,348,237,319 ÷ 578,148,557 shares)		$10.98
Class Z:
Net Asset Value, offering price and redemption price per share ($3,774,546,149 ÷ 343,733,953 shares)		$10.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$10,753,464
Interest (including $546,203 from security lending)		827,091,309
Income from Fidelity Central Funds		16,515,587
Total income		854,360,360
Expenses
Management fee	$71,743,413
Transfer agent fees	25,127,771
Distribution and service plan fees	3,611,619
Fund wide operations fee	10,638,380
Independent trustees' fees and expenses	115,220
Legal	299
Miscellaneous	67,693
Total expenses before reductions	111,304,395
Expense reductions	(1,154,311)
Total expenses after reductions		110,150,084
Net investment income (loss)		744,210,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,156,844)
Redemptions in-kind with affiliated entities	(214,083,908)
Fidelity Central Funds	20,537
Forward foreign currency contracts	19,260,316
Foreign currency transactions	2,059,376
Futures contracts	(28,498,689)
Swaps	(696,341)
Written options	(688,586)
Total net realized gain (loss)		(250,784,139)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,476,618,225
Fidelity Central Funds	(20,536)
Forward foreign currency contracts	8,242,639
Assets and liabilities in foreign currencies	(347,682)
Futures contracts	(20,493)
Swaps	2,902,210
Written options	(808,982)
Delayed delivery commitments	(864,867)
Total change in net unrealized appreciation (depreciation)		1,485,700,514
Net gain (loss)		1,234,916,375
Net increase (decrease) in net assets resulting from operations		$1,979,126,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$744,210,276	$914,701,571
Net realized gain (loss)	(250,784,139)	(90,126,250)
Change in net unrealized appreciation (depreciation)	1,485,700,514	(1,022,272,603)
Net increase (decrease) in net assets resulting from operations	1,979,126,651	(197,697,282)
Distributions to shareholders	(786,724,462)	–
Distributions to shareholders from net investment income	–	(885,486,323)
Distributions to shareholders from net realized gain	–	(72,496,897)
Total distributions	(786,724,462)	(957,983,220)
Share transactions - net increase (decrease)	(8,154,120,356)	2,739,351,141
Total increase (decrease) in net assets	(6,961,718,167)	1,583,670,639
Net Assets
Beginning of period	32,270,485,346	30,686,814,707
End of period	$25,308,767,179	$32,270,485,346
Other Information
Undistributed net investment income end of period		$94,000,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.77	$10.87	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.300	.273	.272	.312	.287
Net realized and unrealized gain (loss)	.646	(.375)	(.086)	.377	(.224)
Total from investment operations	.946	(.102)	.186	.689	.063
Distributions from net investment income	(.326)	(.263)	(.258)	(.290)	(.270)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.326)	(.288)	(.286)	(.349)	(.303)
Net asset value, end of period	$11.00	$10.38	$10.77	$10.87	$10.53
Total ReturnB,C	9.32%	(.95)%	1.77%	6.71%	.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.87%	2.60%	2.53%	2.95%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$614,156	$475,569	$521,557	$1,233,806	$852,243
Portfolio turnover rateF	170%G	109%	137%	134%	140%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.76
Income from Investment Operations
Net investment income (loss)A	.300	.272	.267	.309	.285
Net realized and unrealized gain (loss)	.646	(.375)	(.083)	.378	(.234)
Total from investment operations	.946	(.103)	.184	.687	.051
Distributions from net investment income	(.326)	(.262)	(.256)	(.288)	(.268)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.326)	(.287)	(.284)	(.347)	(.301)
Net asset value, end of period	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnB,C	9.33%	(.96)%	1.76%	6.71%	.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.75%	.76%	.76%	.77%	.77%
Net investment income (loss)	2.86%	2.60%	2.53%	2.94%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$343,191	$307,837	$287,111	$155,518	$101,673
Portfolio turnover rateF	170%G	109%	137%	134%	140%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.77	$10.87	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.220	.193	.188	.231	.205
Net realized and unrealized gain (loss)	.646	(.365)	(.084)	.378	(.225)
Total from investment operations	.866	(.172)	.104	.609	(.020)
Distributions from net investment income	(.246)	(.183)	(.176)	(.210)	(.187)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.246)	(.208)	(.204)	(.269)	(.220)
Net asset value, end of period	$11.01	$10.39	$10.77	$10.87	$10.53
Total ReturnB,C	8.49%	(1.60)%	.99%	5.90%	(.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.52%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.52%	1.53%
Net investment income (loss)	2.10%	1.84%	1.77%	2.19%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$153,944	$168,366	$190,273	$186,380	$139,264
Portfolio turnover rateF	170%G	109%	137%	134%	140%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.76	$10.86	$10.53	$10.77
Income from Investment Operations
Net investment income (loss)A	.333	.305	.302	.343	.320
Net realized and unrealized gain (loss)	.645	(.365)	(.085)	.368	(.224)
Total from investment operations	.978	(.060)	.217	.711	.096
Distributions from net investment income	(.358)	(.295)	(.289)	(.322)	(.303)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.358)	(.320)	(.317)	(.381)	(.336)
Net asset value, end of period	$11.00	$10.38	$10.76	$10.86	$10.53
Total ReturnB	9.65%	(.55)%	2.07%	6.94%	.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.17%	2.90%	2.84%	3.25%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$14,074,694	$23,868,572	$23,732,156	$20,469,677	$17,359,294
Portfolio turnover rateE	170%F	109%	137%	134%	140%F

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.76
Income from Investment Operations
Net investment income (loss)A	.326	.299	.295	.337	.313
Net realized and unrealized gain (loss)	.646	(.374)	(.083)	.378	(.233)
Total from investment operations	.972	(.075)	.212	.715	.080
Distributions from net investment income	(.352)	(.290)	(.284)	(.316)	(.297)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)
Total distributions	(.352)	(.315)	(.312)	(.375)	(.330)
Net asset value, end of period	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnB	9.61%	(.70)%	2.02%	6.99%	.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	3.12%	2.85%	2.79%	3.20%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,348,237	$4,959,911	$4,481,725	$2,846,878	$1,266,870
Portfolio turnover rateE	170%F	109%	137%	134%	140%F

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

Years ended August 31,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.340	.312	.310	.352	.234
Net realized and unrealized gain (loss)	.647	(.373)	(.083)	.378	(.167)
Total from investment operations	.987	(.061)	.227	.730	.067
Distributions from net investment income	(.367)	(.304)	(.299)	(.331)	(.217)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	–
Total distributions	(.367)	(.329)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.98	$10.36	$10.75	$10.85	$10.51
Total ReturnC,D	9.76%	(.56)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.36%	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%G
Net investment income (loss)	3.26%	2.99%	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,774,546	$2,490,230	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	170%I	109%	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $209,714 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, redemptions in kind, deferred trustees compensation, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,263,028,344
Gross unrealized depreciation	(199,488,112)
Net unrealized appreciation (depreciation)	$1,063,540,232
Tax Cost	$26,583,917,516

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,619,687
Capital loss carryforward	$(182,512,567)
Net unrealized appreciation (depreciation) on securities and other investments	$1,039,126,260

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(182,512,567)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$786,724,462	$885,486,323
Long-term Capital Gains	–	72,496,897
Total	$786,724,462	$957,983,220

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments. At the end of the period, the Fund had unfunded loan commitments of $2,988,104.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,209,610)	$(302,565)
Swaps	(427,025)	(1,173,711)
Total Credit Risk	(1,636,635)	(1,476,276)
Foreign Exchange Risk
Forward Foreign Currency Contracts	19,260,316	8,242,639
Interest Rate Risk
Futures Contracts	(28,498,689)	(20,493)
Purchased Options	4,176,033	4,400,940
Swaps	(269,316)	4,075,921
Written Options	(688,586)	(808,982)
Total Interest Rate Risk	(25,750,558)	7,647,386
Totals	$(7,656,877)	$14,413,749

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and certain in-kind transactions, aggregated $5,525,949,393 and $2,863,631,264, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,293,535	$86,211
Class M	-%	.25%	788,595	–
Class C	.75%	.25%	1,529,489	200,614
			$3,611,619	$286,825

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$111,051
Class M	10,951
Class C(a)	16,591
$138,593

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. Effective October 1, 2018, the transfer agent fees for Class Z changed to .05% of Class Z average net assets on an annual basis. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$786,195.15
Class M	484,332.15
Class C	255,693.17
Total Bond	14,269,299.10
Class I	7,932,243.15
Class Z	1,400,009.05
	$25,127,771

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 1,163,589,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $11,926,796,615. The net realized loss of ($214,083,908) on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 11,848,341 shares of Fidelity Real Estate High Income Fund in exchange for cash and investments, including accrued interest, with a value of $100,000,000. There was no net realized gains or losses on the Fund's redemptions of Fidelity Real Estate High Income Fund shares. The Fund recognized no gains or losses on the exchanges for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,672.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $66,409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

Effective October 1, 2018, the investment adviser contractually agreed to reimburse Class Z to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,083,684

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $70,229. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$398

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2019	Year ended August 31, 2018
Distributions to shareholders
Class A	$15,968,144	$–
Class M	9,805,670	–
Class C	3,614,324	–
Total Bond	475,864,517	–
Class I	178,636,008	–
Class Z	102,835,799	–
Total	$786,724,462	$–
From net investment income
Class A	$–	$12,629,695
Class M	–	7,579,587
Class C	–	3,169,213
Total Bond	–	672,052,162
Class I	–	131,904,177
Class Z	–	58,151,489
Total	$–	$885,486,323
From net realized gain
Class A	$–	$1,217,520
Class M	–	687,881
Class C	–	431,234
Total Bond	–	55,742,692
Class I	–	10,651,836
Class Z	–	3,765,734
Total	$–	$72,496,897

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2019	Year ended August 31, 2018
Class A
Shares sold	24,198,183	14,416,516	$254,513,928	$151,885,453
Reinvestment of distributions	1,492,321	1,290,713	15,657,471	13,581,684
Shares redeemed	(15,674,180)	(18,338,361)	(163,799,356)	(192,755,755)
Net increase (decrease)	10,016,324	(2,631,132)	$106,372,043	$(27,288,618)
Class M
Shares sold	8,946,514	8,921,941	$93,946,756	$93,879,005
Reinvestment of distributions	933,995	784,090	9,770,428	8,230,681
Shares redeemed	(8,334,375)	(6,715,253)	(87,244,896)	(70,463,007)
Net increase (decrease)	1,546,134	2,990,778	$16,472,288	$31,646,679
Class C
Shares sold	5,850,080	4,002,793	$61,658,608	$42,271,985
Reinvestment of distributions	331,495	332,075	3,464,378	3,497,759
Shares redeemed	(8,405,497)	(5,788,530)	(88,170,449)	(60,858,546)
Net increase (decrease)	(2,223,922)	(1,453,662)	$(23,047,463)	$(15,088,802)
Total Bond
Shares sold	445,657,685	590,632,444	$4,676,434,511	$6,213,066,982
Reinvestment of distributions	41,056,785	66,567,518	429,605,803	699,805,077
Shares redeemed	(1,506,783,456)(a)	(562,196,879)	(15,501,131,380)(a)	(5,894,522,419)
Net increase (decrease)	(1,020,068,986)	95,003,083	$(10,395,091,066)	$1,018,349,640
Class I
Shares sold	233,921,906	172,616,804	$2,456,738,444	$1,811,192,584
Reinvestment of distributions	16,229,107	12,976,469	169,991,345	136,135,652
Shares redeemed	(150,655,667)	(123,960,373)	(1,573,748,896)	(1,297,111,589)
Net increase (decrease)	99,495,346	61,632,900	$1,052,980,893	$650,216,647
Class Z
Shares sold	170,891,445	158,799,997	$1,792,543,734	$1,663,657,935
Reinvestment of distributions	7,903,137	4,854,286	82,904,413	50,848,946
Shares redeemed	(75,375,423)	(60,482,889)	(787,255,198)	(632,991,286)
Net increase (decrease)	103,419,159	103,171,394	$1,088,192,949	$1,081,515,595

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, issuers of privately offered securities, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Class A	.75%
Actual		$1,000.00	$1,072.40	$3.92
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.75%
Actual		$1,000.00	$1,072.50	$3.92
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.51%
Actual		$1,000.00	$1,069.30	$7.88
Hypothetical-C		$1,000.00	$1,017.59	$7.68
Total Bond	.45%
Actual		$1,000.00	$1,075.10	$2.35
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,073.90	$2.56
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$1,074.60	$1.88
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/14/19	10/11/19	$0.010
Class M	10/14/19	10/11/19	$0.010
Class C	10/14/19	10/11/19	$0.010
Total Bond	10/14/19	10/11/19	$0.010
Class I	10/14/19	10/11/19	$0.010
Class Z	10/14/19	10/11/19	$0.010

A total of 20.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $392,146,208 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TBD-ANN-1019
1.789692.117

Fidelity Flex℠ Funds Fidelity Flex℠ Core Bond Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Life of fundA
Fidelity Flex℠ Core Bond Fund	10.11%	5.30%

 A From March 7, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Core Bond Fund on March 7, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,368	Fidelity Flex℠ Core Bond Fund
$11,286	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Lead Manager Ford O'Neil and Co-Manager Celso Munoz:  For the year, the fund returned 10.11%, about in line, net of fees, with the 10.17% gain of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. The fund's positioning in investment-grade corporate bonds contributed versus the Aggregate benchmark, as both industry allocation and security selection within this segment added value. In particular, an overweighting and our security choices in financials helped, led by good picks in the banking and real estate investment trust (REITs) categories. Security selection among industrials was also helpful. Elsewhere, underweighting U.S. Treasuries and mortgage securities worked to the fund's relative advantage, as did exposure to "plus" sectors, namely high-yield bonds and floating-rate loans. Conversely, the fund's modestly shorter duration hampered performance versus this benchmark, as did positioning along the yield curve – particularly the fund's underweighting in longer-term securities. Owning Treasury Inflation-Protected Securities (TIPS) also hurt the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 31, 2018, former Co-Manager Matthew Conti retired from Fidelity, leaving Co-Manager Mike Weaver with sole responsibility for the fund's high-income subportfolio.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2019
U.S. Government and U.S. Government Agency Obligations	54.8%
AAA	3.4%
AA	0.7%
A	6.0%
BBB	19.9%
BB and Below	15.9%
Not Rated	1.6%
Short-Term Investments and Net Other Assets*	(2.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *,**,***
Corporate Bonds	34.9%
U.S. Government and U.S. Government Agency Obligations	54.8%
Asset-Backed Securities	2.2%
CMOs and Other Mortgage Related Securities	2.6%
Municipal Bonds	0.5%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(2.3)%

 * Foreign investments - 13.0%

 ** Futures and Swaps - 1.7%

 *** Written options - (1.2)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$99,309
4.45% 4/1/24	3,000	3,265
4.5% 3/9/48	100,000	109,153
5.15% 11/15/46	50,000	58,820
6.2% 3/15/40	40,000	51,429
6.3% 1/15/38	50,000	64,740
Verizon Communications, Inc.:
4.862% 8/21/46	16,000	19,924
5.012% 4/15/49	37,000	47,298
5.5% 3/16/47	11,000	14,765
		468,703
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	12,948
5.95% 4/1/41	8,000	11,132
The Walt Disney Co. 7.75% 12/1/45 (a)	17,000	29,951
		54,031
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	49,733
5.375% 5/1/47	55,000	61,082
Comcast Corp.:
3.9% 3/1/38	6,000	6,728
4.6% 8/15/45	15,000	18,138
4.65% 7/15/42	14,000	17,084
6.45% 3/15/37	15,000	21,510
Fox Corp.:
3.666% 1/25/22 (a)	4,000	4,146
4.03% 1/25/24 (a)	6,000	6,426
4.709% 1/25/29 (a)	9,000	10,425
5.476% 1/25/39 (a)	9,000	11,246
5.576% 1/25/49 (a)	6,000	7,807
Time Warner Cable, Inc.:
4% 9/1/21	80,000	82,037
5.875% 11/15/40	100,000	113,838
7.3% 7/1/38	120,000	153,934
		564,134

TOTAL COMMUNICATION SERVICES		1,086,868

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	207,135
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	145,504
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	27,000	31,609
5.45% 1/23/39	20,000	25,522
5.55% 1/23/49	104,000	137,000
5.8% 1/23/59 (Reg. S)	34,000	46,395
		386,030
Food Products - 0.2%
Conagra Brands, Inc. 3.8% 10/22/21	8,000	8,231
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	77,525
		85,756
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	30,000	29,467
4.25% 8/9/42	27,000	27,833
4.5% 5/2/43	80,000	85,093
4.8% 2/14/29	16,000	18,118
Reynolds American, Inc. 7.25% 6/15/37	75,000	97,750
		258,261

TOTAL CONSUMER STAPLES		730,047

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	35,749
8.125% 9/15/30	26,000	35,298
Anadarko Finance Co. 7.5% 5/1/31	40,000	53,284
Anadarko Petroleum Corp.:
5.55% 3/15/26	50,000	56,635
6.2% 3/15/40	10,000	12,254
6.6% 3/15/46	36,000	48,002
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	26,350
5.85% 2/1/35	25,000	30,212
Cenovus Energy, Inc.:
4.25% 4/15/27	24,000	25,062
6.75% 11/15/39	25,000	30,908
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,126
5.8% 6/1/45	10,000	12,624
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	105,000	93,188
DCP Midstream Operating LP 3.875% 3/15/23	20,000	20,250
Enbridge, Inc.:
4% 10/1/23	20,000	21,171
4.25% 12/1/26	25,000	27,710
Encana Corp. 6.625% 8/15/37	15,000	18,758
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	6,344
4.25% 3/15/23	7,000	7,352
4.95% 6/15/28	22,000	24,610
5.8% 6/15/38	12,000	13,976
6% 6/15/48	8,000	9,542
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,444
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,363
6.55% 9/15/40	65,000	82,629
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,400
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,417
MPLX LP:
4.5% 7/15/23	10,000	10,671
4.8% 2/15/29	6,000	6,674
4.875% 12/1/24	14,000	15,356
5.5% 2/15/49	17,000	19,486
Occidental Petroleum Corp.:
2.6% 8/13/21	12,000	12,080
2.7% 8/15/22	11,000	11,108
2.9% 8/15/24	35,000	35,327
3.2% 8/15/26	5,000	5,052
3.5% 8/15/29	14,000	14,264
4.3% 8/15/39	2,000	2,093
4.4% 8/15/49	2,000	2,086
Petrobras Global Finance BV:
6.9% 3/19/49	100,000	112,988
7.25% 3/17/44	110,000	130,109
7.375% 1/17/27	90,000	106,840
Petroleos Mexicanos:
4.625% 9/21/23	330,000	330,773
5.625% 1/23/46	40,000	34,308
6.35% 2/12/48	155,000	142,484
6.5% 3/13/27	20,000	20,427
6.75% 9/21/47	210,000	199,500
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	10,000	10,274
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,736
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	56,884
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	75,815
5.75% 6/24/44	35,000	41,942
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,645
4.75% 8/15/28	6,000	6,077
5.375% 6/1/21	48,000	49,632
Williams Partners LP 4.3% 3/4/24	100,000	106,737
		2,407,026
FINANCIALS - 13.5%
Banks - 5.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	116,992
3.5% 4/19/26	160,000	171,434
3.705% 4/24/28 (b)	29,000	31,290
3.974% 2/7/30 (b)	175,000	193,983
Barclays PLC 4.375% 1/12/26	200,000	211,074
Citigroup, Inc.:
2.4% 2/18/20	62,000	62,056
3.142% 1/24/23 (b)	23,000	23,519
3.352% 4/24/25 (b)	36,000	37,612
4.3% 11/20/26	9,000	9,822
4.4% 6/10/25	81,000	87,897
4.45% 9/29/27	365,000	401,680
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	262,463
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	140,043
3.797% 7/23/24 (b)	35,000	37,179
4.35% 8/15/21	125,000	130,434
4.452% 12/5/29 (b)	200,000	229,984
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	174,619
6% 12/19/23	175,000	190,590
6.125% 12/15/22	80,000	86,543
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	28,424
		2,627,638
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,654
Ares Capital Corp. 4.2% 6/10/24	63,000	65,396
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	99,650
4.1% 1/13/26	100,000	99,950
5% 2/14/22	48,000	49,752
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	172,342
3.2% 2/23/23	35,000	36,162
3.691% 6/5/28 (b)	170,000	180,783
3.75% 5/22/25	50,000	53,316
3.814% 4/23/29 (b)	75,000	80,713
6.75% 10/1/37	13,000	17,811
Moody's Corp.:
3.25% 1/15/28	10,000	10,545
4.875% 2/15/24	9,000	9,971
Morgan Stanley:
3.125% 7/27/26	171,000	177,640
3.737% 4/24/24 (b)	115,000	120,989
4.431% 1/23/30 (b)	197,000	224,824
5% 11/24/25	35,000	39,491
5.625% 9/23/19	100,000	100,172
5.75% 1/25/21	150,000	157,374
		1,720,535
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	150,492
4.45% 4/3/26	150,000	161,060
Capital One Financial Corp.:
2.5% 5/12/20	125,000	125,223
3.8% 1/31/28	22,000	23,455
Discover Financial Services:
3.95% 11/6/24	80,000	85,282
4.1% 2/9/27	76,000	81,828
4.5% 1/30/26	24,000	26,506
Ford Motor Credit Co. LLC 5.584% 3/18/24	200,000	215,084
Synchrony Financial:
2.85% 7/25/22	11,000	11,148
3.95% 12/1/27	217,000	224,961
4.375% 3/19/24	13,000	13,886
5.15% 3/19/29	34,000	38,290
		1,157,215
Diversified Financial Services - 1.4%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	10,000	10,143
3.95% 7/1/24 (a)	13,000	13,380
4.375% 5/1/26 (a)	10,000	10,383
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,302
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,033
3.85% 2/1/25	85,000	89,344
4.125% 5/15/29	37,000	40,028
Cigna Corp.:
3.75% 7/15/23	27,000	28,384
4.125% 11/15/25	23,000	25,023
4.375% 10/15/28	33,000	36,901
4.8% 8/15/38	21,000	24,279
4.9% 12/15/48	21,000	24,851
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	156,803
Pine Street Trust I:
4.572% 2/15/29 (a)	100,000	107,949
5.568% 2/15/49 (a)	100,000	114,406
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,399
		736,608
Insurance - 1.3%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	22,976
4.9% 3/15/49	18,000	23,369
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (a)(b)(c)	195,000	195,147
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	60,273
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	48,013
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	87,019
Unum Group:
3.875% 11/5/25	175,000	184,744
4% 6/15/29	31,000	32,569
		654,110

TOTAL FINANCIALS		6,896,106

HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
CVS Health Corp.:
2.625% 8/15/24	6,000	6,034
3% 8/15/26	5,000	5,061
3.25% 8/15/29	11,000	11,149
4.1% 3/25/25	55,000	58,841
4.3% 3/25/28	64,000	69,859
4.78% 3/25/38	29,000	32,520
5.05% 3/25/48	82,000	95,543
Elanco Animal Health, Inc.:
3.912% 8/27/21	5,000	5,096
4.272% 8/28/23	18,000	18,853
4.9% 8/28/28	7,000	7,634
Toledo Hospital:
5.325% 11/15/28	12,000	13,558
6.015% 11/15/48	52,000	65,589
		389,737
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,078
Mylan NV:
3.15% 6/15/21	50,000	50,590
3.95% 6/15/26	20,000	20,811
4.55% 4/15/28	20,000	21,531
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	55,171
Zoetis, Inc. 3.45% 11/13/20	15,000	15,202
		204,383

TOTAL HEALTH CARE		594,120

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	42,462
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 7/3/23	38,000	39,808
4.25% 2/1/24	29,000	30,956
International Lease Finance Corp. 5.875% 8/15/22	100,000	109,831
		180,595

TOTAL INDUSTRIALS		223,057

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	100,000	108,689
MATERIALS - 0.0%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	4,000	4,471
5% 4/1/49	6,000	7,163
		11,634
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Boston Properties, Inc. 4.5% 12/1/28	19,000	21,953
Corporate Office Properties LP 5.25% 2/15/24	157,000	170,158
DDR Corp. 4.625% 7/15/22	21,000	22,018
Duke Realty LP 3.625% 4/15/23	50,000	52,353
HCP, Inc.:
3.25% 7/15/26	4,000	4,137
3.5% 7/15/29	5,000	5,280
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	60,695
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	173,893
4.5% 1/15/25	6,000	6,343
4.75% 1/15/28	59,000	64,251
Store Capital Corp. 4.625% 3/15/29	9,000	9,999
Ventas Realty LP:
3% 1/15/30	33,000	33,221
3.5% 2/1/25	65,000	68,400
4% 3/1/28	11,000	11,951
WP Carey, Inc.:
4% 2/1/25	28,000	29,541
4.6% 4/1/24	50,000	53,779
		787,972
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	107,744
3.95% 11/15/27	24,000	25,303
Digital Realty Trust LP 4.75% 10/1/25	45,000	49,928
Liberty Property LP 4.4% 2/15/24	40,000	43,368
Mack-Cali Realty LP 3.15% 5/15/23	50,000	47,542
Tanger Properties LP 3.875% 12/1/23	140,000	145,068
		418,953

TOTAL REAL ESTATE		1,206,925

UTILITIES - 0.8%
Electric Utilities - 0.6%
Edison International 5.75% 6/15/27	100,000	113,467
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,820
7.375% 11/15/31	85,000	121,882
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,462
		293,631
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	53,000	56,843
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	65,000	66,453

TOTAL UTILITIES		416,927

TOTAL NONCONVERTIBLE BONDS
(Cost $13,079,759)		13,888,534

U.S. Government and Government Agency Obligations - 31.3%
U.S. Treasury Inflation-Protected Obligations - 3.2%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$250,000	$300,113
1% 2/15/49	98,228	115,960
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	355,000	386,519
0.375% 7/15/27	420,000	454,051
0.875% 1/15/29	340,000	373,429

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,630,072

U.S. Treasury Obligations - 28.1%
U.S. Treasury Bonds:
2.75% 11/15/47	228,000	266,680
3% 2/15/49	1,547,000	1,905,831
U.S. Treasury Notes:
1.625% 8/15/29	380,000	384,320
1.875% 3/31/22	275,000	277,836
2.125% 3/31/24	1,156,000	1,192,170
2.125% 11/30/24	2,211,000	2,289,247
2.125% 5/31/26	1,190,000	1,241,133
2.25% 4/30/24	1,310,000	1,359,279
2.25% 12/31/24	595,000	620,241
2.375% 4/30/26	608,000	643,435
2.5% 3/31/23	1,172,000	1,215,950
2.5% 2/28/26	731,000	778,401
2.625% 2/15/29	1,200,000	1,318,172
2.75% 2/28/25	582,000	622,558
3.125% 11/15/28	244,000	277,903

TOTAL U.S. TREASURY OBLIGATIONS		14,393,156

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,977,192)		16,023,228

U.S. Government Agency - Mortgage Securities - 4.5%
Fannie Mae - 0.1%
3% 8/1/34	49,294	50,578
4.5% 1/1/49	22,250	23,436

TOTAL FANNIE MAE		74,014

Freddie Mac - 0.3%
2.5% 5/1/34	48,857	49,543
4% 9/1/48 (d)(e)	88,494	92,298

TOTAL FREDDIE MAC		141,841

Ginnie Mae - 1.3%
3% 9/1/49 (f)	25,000	25,780
3.5% 9/1/49 (f)	200,000	207,781
3.5% 9/1/49 (f)	100,000	103,891
3.5% 9/1/49 (f)	100,000	103,891
3.5% 9/1/49 (f)	100,000	103,891
3.5% 9/1/49 (f)	100,000	103,891

TOTAL GINNIE MAE		649,125

Uniform Mortgage Backed Securities - 2.8%
3% 9/1/34 (f)	100,000	102,539
3% 9/1/49 (f)	100,000	101,930
3% 9/1/49 (f)	150,000	152,895
3.5% 9/1/49 (f)	800,000	822,062
4% 9/1/49 (f)	100,000	103,807
4% 9/1/49 (f)	125,000	129,759

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,412,992

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,267,347)		2,277,972

Asset-Backed Securities - 2.2%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$29,319	$29,513
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	250,000	249,851
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	93,320	93,633
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	49,125	50,155
Class A2II, 4.03% 11/20/47 (a)	49,125	51,244
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	250,000	249,584
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,663
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	94,155	98,137
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	27,732	27,870
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	80,094	80,399
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	87,678	90,483
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	44,099	44,256
TOTAL ASSET-BACKED SECURITIES
(Cost $1,085,964)		1,098,788

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8126% 1/25/37 (a)(b)	13,050	13,264
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	20,500	20,499
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	200,000	201,418
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	10,856	10,842
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $244,727)		246,023

Commercial Mortgage Securities - 2.1%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	21,000	24,334
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (a)(b)(c)	9,981	9,982
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (a)(b)(c)	81,212	81,441
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (a)(b)(c)	100,000	100,000
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (a)(b)(c)	100,000	100,000
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.1456% 5/10/47 (b)(g)	79,456	3,113
Series 2015-DC1 Class XA, 1.2533% 2/10/48 (b)(g)	842,283	33,144
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (a)(b)(c)	100,000	100,063
Series 2018-SITE Class D, 4.9414% 4/15/36 (a)(b)	100,000	104,876
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,000	16,340
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.4451% 12/15/30 (a)(b)(c)	76,000	75,715
GS Mortgage Securities Trust sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51	20,000	22,924
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,814
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,712
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.4451% 8/15/33 (a)(b)(c)	23,000	23,000
Class C, 1 month U.S. LIBOR + 1.500% 3.6951% 8/15/33 (a)(b)(c)	56,000	56,000
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (a)(b)(c)	50,000	50,031
Series 2018-H4 Class A4, 4.31% 12/15/51	43,000	50,082
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	21,773
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (a)(b)(c)	24,650	24,688
Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (a)(b)(c)	50,000	50,203
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	30,000	34,761
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1954% 8/15/47 (b)(g)	810,792	34,491
Series 2014-C25 Class A5, 3.631% 11/15/47	50,000	53,749
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,093,158)		1,092,236

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	143,844
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	136,030
TOTAL MUNICIPAL SECURITIES
(Cost $239,543)		279,874

Foreign Government and Government Agency Obligations - 0.3%
Argentine Republic 5.875% 1/11/28	$100,000	$36,600
Dominican Republic 5.95% 1/25/27 (a)	100,000	109,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $204,475)		146,350
	Shares	Value

Fixed-Income Funds - 31.7%
Fidelity Emerging Markets Debt Central Fund (h)	156,671	1,446,075
Fidelity Floating Rate Central Fund (h)	25,877	2,616,405
Fidelity Mortgage Backed Securities Central Fund (h)	78,018	8,573,408
Fidelity Specialized High Income Central Fund (h)	35,187	3,598,954
TOTAL FIXED-INCOME FUNDS
(Cost $16,099,364)		16,234,842

Money Market Funds - 3.2%
Fidelity Cash Central Fund 2.13% (i)
(Cost $1,642,178)	1,641,850	1,642,178

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	$4,617
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	458
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	70,000	231
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	2,743

TOTAL PUT OPTIONS			8,049

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	15,040
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	10,012
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	70,000	7,818
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	10,814

TOTAL CALL OPTIONS			43,684

TOTAL PURCHASED SWAPTIONS
(Cost $38,682)			51,733
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $50,972,389)			52,981,758
NET OTHER ASSETS (LIABILITIES) - (3.5)%			(1,807,232)
NET ASSETS - 100%			$51,174,526

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	$(1,563)
Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(4,915)
TOTAL WRITTEN SWAPTIONS			$(6,478)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	Dec. 2019	$864,469	$(477)	$(477)

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,000	$(32)	$(71)	$(103)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(160)	(57)	(217)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	80,000	(256)	(182)	(438)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	45,000	(144)	(233)	(377)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(160)	99	(61)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	20,000	(63)	(143)	(206)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	55,000	(175)	(9)	(184)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	20,000	(64)	(135)	(199)

TOTAL CREDIT DEFAULT SWAPS						$(1,054)	$(731)	$(1,785)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	$40,000	$46	$0	$46
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	30,000	59	0	59

TOTAL INTEREST RATE SWAPS							$105	$0	$105

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,387,564 or 6.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,852.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,426.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,631
Fidelity Emerging Markets Debt Central Fund	8,442
Fidelity Floating Rate Central Fund	126,280
Fidelity Mortgage Backed Securities Central Fund	208,030
Fidelity Specialized High Income Central Fund	198,482
Total	$569,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$--	$1,508,441	$--	$--	$(62,366)	$1,446,075	0.1%
Fidelity Floating Rate Central Fund	1,879,588	776,274	--	--	(39,457)	2,616,405	0.1%
Fidelity Mortgage Backed Securities Central Fund	6,034,862	3,063,024	835,000	(2,326)	312,848	8,573,408	0.1%
Fidelity Specialized High Income Central Fund	2,920,771	1,673,480	1,100,000	(20,952)	125,655	3,598,954	0.6%
Total	$10,835,221	$7,021,219	$1,935,000	$(23,278)	$336,680	$16,234,842

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$13,888,534	$--	$13,888,534	$--
U.S. Government and Government Agency Obligations	16,023,228	--	16,023,228	--
U.S. Government Agency - Mortgage Securities	2,277,972	--	2,277,972	--
Asset-Backed Securities	1,098,788	--	1,098,788	--
Collateralized Mortgage Obligations	246,023	--	246,023	--
Commercial Mortgage Securities	1,092,236	--	1,092,236	--
Municipal Securities	279,874	--	279,874	--
Foreign Government and Government Agency Obligations	146,350	--	146,350	--
Fixed-Income Funds	16,234,842	16,234,842	--	--
Money Market Funds	1,642,178	1,642,178	--	--
Purchased Swaptions	51,733	--	51,733	--
Total Investments in Securities:	$52,981,758	$17,877,020	$35,104,738	$--
Derivative Instruments:
Assets
Swaps	$105	$--	$105	$--
Total Assets	$105	$--	$105	$--
Liabilities
Futures Contracts	$(477)	$(477)	$--	$--
Swaps	(1,054)	--	(1,054)	--
Written Swaptions	(6,478)	--	(6,478)	--
Total Liabilities	$(8,009)	$(477)	$(7,532)	$--
Total Derivative Instruments:	$(7,904)	$(477)	$(7,427)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,054)
Total Credit Risk	0	(1,054)
Interest Rate Risk
Futures Contracts(b)	0	(477)
Purchased Swaptions(c)	51,733	0
Swaps(d)	105	0
Written Swaptions(e)	0	(6,478)
Total Interest Rate Risk	51,838	(6,955)
Total Value of Derivatives	$51,838	$(8,009)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
United Kingdom	1.8%
Cayman Islands	1.8%
Mexico	1.8%
Netherlands	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,230,847)	$35,104,738
Fidelity Central Funds (cost $17,741,542)	17,877,020
Total Investment in Securities (cost $50,972,389)		$52,981,758
Cash		145,842
Receivable for premium on written options		5,635
Receivable for fund shares sold		32,680
Interest receivable		247,416
Distributions receivable from Fidelity Central Funds		3,369
Total assets		53,416,700
Liabilities
Payable for investments purchased
Regular delivery	$176,289
Delayed delivery	2,054,518
Payable for fund shares redeemed	3,111
Bi-lateral OTC swaps, at value	1,054
Payable for daily variation margin on futures contracts	375
Payable for daily variation margin on centrally cleared OTC swaps	349
Written options, at value (premium receivable $5,635)	6,478
Total liabilities		2,242,174
Net Assets		$51,174,526
Net Assets consist of:
Paid in capital		$49,263,812
Total distributable earnings (loss)		1,910,714
Net Assets, for 4,906,669 shares outstanding		$51,174,526
Net Asset Value, offering price and redemption price per share ($51,174,526 ÷ 4,906,669 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Interest		$829,527
Income from Fidelity Central Funds		551,169
Total income		1,380,696
Expenses
Independent trustees' fees and expenses	$169
Commitment fees	96
Total expenses		265
Net investment income (loss)		1,380,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,278
Fidelity Central Funds	(23,278)
Futures contracts	(13,503)
Swaps	(3,547)
Capital gain distributions from Fidelity Central Funds	18,696
Total net realized gain (loss)		(10,354)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,297,777
Fidelity Central Funds	336,680
Futures contracts	(477)
Swaps	(1,680)
Written options	(843)
Total change in net unrealized appreciation (depreciation)		2,631,457
Net gain (loss)		2,621,103
Net increase (decrease) in net assets resulting from operations		$4,001,534

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,380,431	$1,070,320
Net realized gain (loss)	(10,354)	(119,066)
Change in net unrealized appreciation (depreciation)	2,631,457	(1,024,651)
Net increase (decrease) in net assets resulting from operations	4,001,534	(73,397)
Distributions to shareholders	(1,376,622)	–
Distributions to shareholders from net investment income	–	(1,042,939)
Distributions to shareholders from net realized gain	–	(160,473)
Total distributions	(1,376,622)	(1,203,412)
Share transactions
Proceeds from sales of shares	30,723,941	48,985,193
Reinvestment of distributions	1,376,622	1,203,412
Cost of shares redeemed	(17,824,194)	(43,441,240)
Net increase (decrease) in net assets resulting from share transactions	14,276,369	6,747,365
Total increase (decrease) in net assets	16,901,281	5,470,556
Net Assets
Beginning of period	34,273,245	28,802,689
End of period	$51,174,526	$34,273,245
Other Information
Undistributed net investment income end of period		$53,209
Shares
Sold	3,078,850	4,932,002
Issued in reinvestment of distributions	138,011	120,969
Redeemed	(1,800,399)	(4,382,030)
Net increase (decrease)	1,416,462	670,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

Years ended August 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.355	.323	.145
Net realized and unrealized gain (loss)	.614	(.355)	.209
Total from investment operations	.969	(.032)	.354
Distributions from net investment income	(.359)	(.316)	(.134)
Distributions from net realized gain	–	(.052)	–
Total distributions	(.359)	(.368)	(.134)
Net asset value, end of period	$10.43	$9.82	$10.22
Total ReturnC,D	10.11%	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	3.59%	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$51,175	$34,273	$28,803
Portfolio turnover rateI	102%	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swap Agreements	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,327,933
Gross unrealized depreciation	(293,758)
Net unrealized appreciation (depreciation)	$2,034,175
Tax Cost	$50,940,479

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,580
Capital loss carryforward	$(128,393)
Net unrealized appreciation (depreciation) on securities and other investments	$2,031,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(128,393)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$1,376,622	$ 1,184,350
Long-term Capital Gains	–	19,062
Total	$1,376,622	$ 1,203,412

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(679)	$(1,785)
Total Credit Risk	$(679)	$(1,785)
Interest Rate Risk
Futures Contracts	$(13,503)	$(477)
Purchased Options	-	13,051
Swaps	(2,868)	105
Written Options	-	(843)
Total Interest Rate Risk	$(16,371)	$11,836
Totals	$(17,050)	$10,051

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $14,809,001 and $4,017,276, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Flex Core Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Core Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2019 and for the period March 7, 2017 (commencement of operations) through August 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the two years in the period ended August 31, 2019 and for the period March 7, 2017 (commencement of operations) through August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	- %C	$1,000.00	$1,077.20	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C Amount represents less than $.005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 21.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $884,513 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ZCD-ANN-1019
1.9881607.102

Fidelity® Total Bond K6 Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Life of fundA
Fidelity® Total Bond K6 Fund	9.72%	4.48%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond K6 Fund on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,046	Fidelity® Total Bond K6 Fund
$11,070	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Co-Managers Ford O'Neil, Celso Munoz and Michael Foggin:  For the year, the fund returned 9.72%, lagging, net of fees, the 10.17% gain of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. The fund's modestly shorter duration hampered performance versus this benchmark, as did positioning along the yield curve – particularly the fund's underweighting in longer-term securities. Owning Treasury Inflation-Protected Securities (TIPS) also hurt the fund's relative performance. Conversely, the fund's positioning in investment-grade corporate bonds contributed versus the Aggregate benchmark, as both industry allocation and security selection within this segment added value. In particular, an overweighting and our security choices in financials helped, led by good picks in the banking and real estate investment trust (REITs) categories. Elsewhere, underweighting mortgage securities worked to the fund's relative advantage, as did exposure to "plus" sectors, namely emerging markets, high-yield bonds and floating-rate loans.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 1, 2018, Timothy Gill assumed co-management responsibilities for the emerging-markets subportfolio, joining Jonathan Kelly.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2019
U.S. Government and U.S. Government Agency Obligations	56.6%
AAA	3.0%
AA	0.9%
A	5.1%
BBB	17.4%
BB and Below	14.5%
Not Rated	0.9%
Equities	2.8%
Short-Term Investments and Net Other Assets*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2019*,**,***
Corporate Bonds	31.4%
U.S. Government and U.S. Government Agency Obligations	56.6%
Asset-Backed Securities	2.1%
CMOs and Other Mortgage Related Securities	2.6%
Municipal Bonds	0.3%
Other Investments	8.2%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.2)%

 * Foreign investments - 8.2%

 ** Futures and Swaps - 2.2%

 *** Written options - (1.9)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,975,724
4.3% 2/15/30	559,000	620,730
4.45% 4/1/24	51,000	55,497
4.5% 3/9/48	3,500,000	3,820,340
5.15% 11/15/46	1,000,000	1,176,399
6.2% 3/15/40	840,000	1,079,999
6.3% 1/15/38	1,100,000	1,424,275
Verizon Communications, Inc.:
4.862% 8/21/46	419,000	521,747
5.012% 4/15/49	160,000	204,534
5.5% 3/16/47	461,000	618,798
		11,498,043
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	288,393
5.95% 4/1/41	172,000	239,342
The Walt Disney Co. 7.75% 12/1/45 (a)	322,000	567,300
		1,095,035
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,044,399
5.375% 5/1/47	2,000,000	2,221,175
5.75% 4/1/48	861,000	1,004,529
Comcast Corp.:
3.9% 3/1/38	132,000	148,008
4.6% 8/15/45	347,000	419,585
4.65% 7/15/42	310,000	378,278
6.45% 3/15/37	365,000	523,409
Fox Corp.:
3.666% 1/25/22 (a)	123,000	127,498
4.03% 1/25/24 (a)	216,000	231,334
4.709% 1/25/29 (a)	312,000	361,413
5.476% 1/25/39 (a)	308,000	384,851
5.576% 1/25/49 (a)	204,000	265,427
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,517,681
7.3% 7/1/38	2,420,000	3,104,345
		11,731,932
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,742,500

TOTAL COMMUNICATION SERVICES		26,067,510

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,090,921
CONSUMER STAPLES - 2.4%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,482,887
4.9% 2/1/46	4,500,000	5,352,366
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	613,000	717,639
5.45% 1/23/39	800,000	1,020,879
5.55% 1/23/49	1,824,000	2,402,770
5.8% 1/23/59 (Reg. S)	1,933,000	2,637,676
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	3,271,942
		17,886,159
Food Products - 0.2%
Conagra Brands, Inc. 3.8% 10/22/21	216,000	222,229
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	1,993,500
		2,215,729
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,493,984
4.25% 8/9/42	932,000	960,740
4.5% 5/2/43	632,000	672,237
4.8% 2/14/29	936,000	1,059,883
5.375% 1/31/44	1,137,000	1,345,076
5.95% 2/14/49	600,000	770,329
BAT Capital Corp. 4.54% 8/15/47	4,500,000	4,513,564
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,667,712
Reynolds American, Inc. 7.25% 6/15/37	75,000	97,750
		12,581,275

TOTAL CONSUMER STAPLES		32,683,163

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	555,388
8.125% 9/15/30	1,083,000	1,470,308
Amerada Hess Corp.:
7.125% 3/15/33	201,000	252,421
7.3% 8/15/31	231,000	287,826
Anadarko Finance Co. 7.5% 5/1/31	927,000	1,234,866
Anadarko Petroleum Corp.:
4.5% 7/15/44	1,032,000	1,062,750
5.55% 3/15/26	831,000	941,265
6.2% 3/15/40	700,000	857,789
6.45% 9/15/36	600,000	751,606
6.6% 3/15/46	807,000	1,076,044
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	553,356
5.85% 2/1/35	525,000	634,461
Cenovus Energy, Inc.:
4.25% 4/15/27	1,034,000	1,079,759
6.75% 11/15/39	650,000	803,600
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,126
5.8% 6/1/45	10,000	12,624
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	2,502,750
DCP Midstream Operating LP 3.875% 3/15/23	520,000	526,500
Enbridge, Inc.:
4% 10/1/23	539,000	570,568
4.25% 12/1/26	525,000	581,914
Encana Corp. 6.625% 8/15/37	350,000	437,679
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	153,311
4.25% 3/15/23	195,000	204,806
4.5% 4/15/24	215,000	230,505
4.95% 6/15/28	494,000	552,614
5.25% 4/15/29	350,000	400,926
5.8% 6/15/38	275,000	320,292
6% 6/15/48	1,179,000	1,406,181
6.25% 4/15/49	241,000	298,210
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,444
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	375,149
6.55% 9/15/40	1,365,000	1,735,219
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	498,016
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,417
MPLX LP:
4.5% 7/15/23	274,000	292,381
4.8% 2/15/29	175,000	194,663
4.875% 12/1/24	272,000	298,342
5.5% 2/15/49	525,000	601,772
Occidental Petroleum Corp.:
2.6% 8/13/21	308,000	310,047
2.7% 8/15/22	272,000	274,677
2.9% 8/15/24	899,000	907,407
3.2% 8/15/26	121,000	122,252
3.5% 8/15/29	382,000	389,191
4.3% 8/15/39	56,000	58,599
4.4% 8/15/49	56,000	58,409
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	1,083,156
6.9% 3/19/49	3,000,000	3,389,625
7.25% 3/17/44	2,500,000	2,957,031
7.375% 1/17/27	2,130,000	2,528,544
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	6,014,063
6.35% 2/12/48	4,550,000	4,182,588
6.375% 1/23/45	2,300,000	2,119,953
6.5% 3/13/27	20,000	20,427
6.75% 9/21/47	5,720,000	5,434,000
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	266,000	273,288
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	421,912
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	1,029,490
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	2,074,826
4.55% 6/24/24	70,000	75,815
5.75% 6/24/44	35,000	41,942
Western Gas Partners LP:
4.5% 3/1/28	200,000	199,663
4.65% 7/1/26	35,000	35,645
4.75% 8/15/28	168,000	170,163
5.375% 6/1/21	1,563,000	1,616,151
Williams Partners LP 4.3% 3/4/24	2,000,000	2,134,750
		61,764,462
FINANCIALS - 11.1%
Banks - 4.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,388,666
3.5% 4/19/26	2,630,000	2,817,941
3.705% 4/24/28 (b)	528,000	569,690
4.45% 3/3/26	245,000	269,788
Barclays PLC:
4.375% 1/12/26	900,000	949,834
5.088% 6/20/30 (b)	1,421,000	1,476,082
CIT Group, Inc. 6.125% 3/9/28	210,000	250,425
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,143,037
3.142% 1/24/23 (b)	443,000	452,994
3.352% 4/24/25 (b)	953,000	995,685
4.3% 11/20/26	6,314,000	6,890,690
4.4% 6/10/25	2,266,000	2,458,952
4.45% 9/29/27	3,872,000	4,261,112
5.5% 9/13/25	566,000	648,704
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,268,410
3.8% 6/9/23	1,250,000	1,312,316
4.55% 4/17/26	388,000	429,925
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	205,002
5.71% 1/15/26 (a)	1,649,000	1,739,837
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	3,200,250
3.797% 7/23/24 (b)	35,000	37,179
3.882% 7/24/38 (b)	1,000,000	1,121,063
4.35% 8/15/21	2,425,000	2,530,415
4.452% 12/5/29 (b)	5,500,000	6,324,552
Rabobank Nederland 4.375% 8/4/25	500,000	540,491
Regions Bank 6.45% 6/26/37	250,000	334,721
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,000,000	1,058,300
6% 12/19/23	1,237,000	1,347,200
6.125% 12/15/22	6,545,000	7,080,319
UniCredit SpA 6.572% 1/14/22 (a)	948,000	1,019,372
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	783,237
		56,906,189
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	419,319
Ares Capital Corp. 4.2% 6/10/24	1,716,000	1,781,272
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	1,570,000	1,672,430
4.207% 6/12/24 (a)(b)	500,000	529,451
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,172,947
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	622,810
4.1% 1/13/26	1,100,000	1,099,445
5% 2/14/22	1,568,000	1,625,244
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	172,342
3.2% 2/23/23	3,000,000	3,099,558
3.691% 6/5/28 (b)	4,660,000	4,955,589
3.75% 5/22/25	525,000	559,821
3.814% 4/23/29 (b)	1,025,000	1,103,082
4.017% 10/31/38 (b)	1,000,000	1,108,388
4.223% 5/1/29 (b)	2,500,000	2,765,266
6.75% 10/1/37	278,000	380,886
Moody's Corp.:
3.25% 1/15/28	10,000	10,545
4.875% 2/15/24	9,000	9,971
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,722,777
3.737% 4/24/24 (b)	2,500,000	2,630,200
4.431% 1/23/30 (b)	2,242,000	2,558,655
5% 11/24/25	5,722,000	6,456,148
5.625% 9/23/19	100,000	100,172
5.75% 1/25/21	4,650,000	4,878,588
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	1,014,101
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	544,155
		44,993,162
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,199,922
4.125% 7/3/23	512,000	543,137
4.45% 12/16/21	500,000	519,554
4.45% 4/3/26	561,000	602,363
4.875% 1/16/24	843,000	914,372
Capital One Financial Corp.:
2.5% 5/12/20	625,000	626,117
3.8% 1/31/28	437,000	465,899
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,669,197
4.1% 2/9/27	366,000	394,065
4.5% 1/30/26	803,000	886,852
Ford Motor Credit Co. LLC:
5.085% 1/7/21	502,000	517,184
5.584% 3/18/24	1,113,000	1,196,944
5.596% 1/7/22	1,038,000	1,097,668
Synchrony Financial:
2.85% 7/25/22	302,000	306,075
3.95% 12/1/27	1,065,000	1,104,070
4.375% 3/19/24	406,000	433,675
5.15% 3/19/29	1,581,000	1,780,478
		17,257,572
Diversified Financial Services - 1.4%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	286,000	290,090
3.95% 7/1/24 (a)	380,000	391,096
4.375% 5/1/26 (a)	472,000	490,078
5.25% 5/15/24 (a)	730,000	783,071
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	115,532
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,065,540
3.85% 2/1/25	2,100,000	2,207,315
3.875% 8/15/22	473,000	493,574
4.125% 5/15/29	1,000,000	1,081,826
Cigna Corp.:
3.75% 7/15/23	708,000	744,291
4.125% 11/15/25	588,000	639,725
4.375% 10/15/28	884,000	988,490
4.8% 8/15/38	550,000	635,879
4.9% 12/15/48	550,000	650,865
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,596,245
Pine Street Trust I:
4.572% 2/15/29 (a)	1,030,000	1,111,874
5.568% 2/15/49 (a)	1,000,000	1,144,060
Voya Financial, Inc. 3.125% 7/15/24	812,000	839,032
		19,268,583
Insurance - 0.8%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	778,874
4.75% 3/15/39	311,000	389,351
4.9% 3/15/49	619,000	803,643
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (a)(b)(c)	5,310,000	5,313,991
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,145,180
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,114,973
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	441,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	87,019
Unum Group:
3.875% 11/5/25	50,000	52,784
4% 6/15/29	852,000	895,112
		11,021,927

TOTAL FINANCIALS		149,447,433

HEALTH CARE - 1.2%
Health Care Providers & Services - 0.9%
CVS Health Corp.:
2.625% 8/15/24	154,000	154,883
3% 8/15/26	125,000	126,529
3.25% 8/15/29	287,000	290,883
4.1% 3/25/25	1,145,000	1,224,958
4.3% 3/25/28	1,329,000	1,450,658
4.78% 3/25/38	2,092,000	2,345,890
5.05% 3/25/48	2,870,000	3,344,012
Elanco Animal Health, Inc.:
3.912% 8/27/21	146,000	148,815
4.272% 8/28/23	459,000	480,759
4.9% 8/28/28	194,000	211,581
Toledo Hospital:
5.325% 11/15/28	319,000	360,424
6.015% 11/15/48	1,042,000	1,314,306
		11,453,698
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,078
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	809,000	871,940
Mylan NV:
3.15% 6/15/21	50,000	50,590
3.95% 6/15/26	1,370,000	1,425,569
4.55% 4/15/28	450,000	484,456
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,165,602
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	505,500
Zoetis, Inc. 3.45% 11/13/20	15,000	15,202
		4,559,937

TOTAL HEALTH CARE		16,013,635

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,104,013
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 7/3/23	877,000	918,734
4.25% 2/1/24	977,000	1,042,912
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,196,627
		4,158,273

TOTAL INDUSTRIALS		5,262,286

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	869,508
6.02% 6/15/26 (a)	258,000	291,178
		1,160,686
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	109,000	121,823
5% 4/1/49	190,000	226,813
		348,636
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	535,469
4.5% 8/1/47 (a)	500,000	587,344
		1,122,813

TOTAL MATERIALS		1,471,449

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Boston Properties, Inc. 4.5% 12/1/28	605,000	699,045
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,972,250
5.25% 2/15/24	146,000	158,236
Duke Realty LP 3.625% 4/15/23	50,000	52,353
HCP, Inc.:
3.25% 7/15/26	113,000	116,857
3.5% 7/15/29	129,000	136,224
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,655,629
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,754,734
4.75% 1/15/28	3,349,000	3,647,034
4.95% 4/1/24	2,400,000	2,584,035
Store Capital Corp. 4.625% 3/15/29	315,000	349,961
Ventas Realty LP:
3% 1/15/30	877,000	882,865
3.5% 2/1/25	1,265,000	1,331,176
4% 3/1/28	218,000	236,847
WP Carey, Inc.:
3.85% 7/15/29	246,000	261,196
4% 2/1/25	489,000	515,914
4.6% 4/1/24	1,250,000	1,344,481
		19,698,837
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	585,793
3.95% 11/15/27	421,000	443,861
4.1% 10/1/24	833,000	882,571
Digital Realty Trust LP 4.75% 10/1/25	1,445,000	1,603,253
Liberty Property LP 4.4% 2/15/24	40,000	43,368
Tanger Properties LP:
3.125% 9/1/26	2,075,000	2,056,032
3.875% 12/1/23	1,290,000	1,336,698
		6,951,576

TOTAL REAL ESTATE		26,650,413

UTILITIES - 0.7%
Electric Utilities - 0.5%
Edison International 5.75% 6/15/27	2,985,000	3,386,978
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,820
7.375% 11/15/31	1,985,000	2,846,308
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	179,950
		6,461,056
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,532,000	1,643,070
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,746,186

TOTAL UTILITIES		9,850,312

TOTAL NONCONVERTIBLE BONDS
(Cost $313,105,245)		334,462,270

U.S. Government and Government Agency Obligations - 35.7%
U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$7,582,798	$8,578,537
1% 2/15/49	1,832,238	2,162,985
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/27	1,223,757	1,263,451
0.5% 1/15/28	18,221,156	18,969,014
0.75% 7/15/28	5,204,142	5,567,078
0.875% 1/15/29	5,143,109	5,568,481

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		42,109,546

U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
2.75% 11/15/47	10,830,000	12,667,293
3% 2/15/49	31,131,000	38,351,933
U.S. Treasury Notes:
1.375% 8/31/26	38,299,000	38,097,033
1.625% 8/15/29	8,300,000	8,394,348
1.875% 7/31/22	41,715,000	42,225,031
2.125% 12/31/22	32,844,000	33,589,405
2.125% 3/31/24	22,027,000	22,716,204
2.125% 7/31/24	38,835,000	40,144,164
2.125% 5/31/26	21,170,000	22,079,648
2.25% 12/31/24	4,611,000	4,806,607
2.5% 3/31/23	12,000,000	12,450,000
2.5% 1/31/24	15,400,000	16,108,641
2.5% 2/28/26	60,080,000	63,975,818
2.625% 6/30/23	26,700,000	27,892,113
2.875% 10/31/23	38,150,000	40,377,900
3.125% 11/15/28	13,139,000	14,964,602

TOTAL U.S. TREASURY OBLIGATIONS		438,840,740

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $452,700,833)		480,950,286

U.S. Government Agency - Mortgage Securities - 3.2%
Fannie Mae - 0.1%
3% 8/1/34	838,000	859,825
Ginnie Mae - 1.0%
3% 9/1/49 (d)	850,000	876,530
3% 9/1/49 (d)	850,000	876,530
3% 9/1/49 (d)	700,000	721,848
3% 10/1/49 (d)	800,000	823,907
3.5% 9/1/49 (d)	600,000	623,344
3.5% 9/1/49 (d)	500,000	519,453
3.5% 9/1/49 (d)	400,000	415,563
3.5% 9/1/49 (d)	300,000	311,672
3.5% 9/1/49 (d)	3,600,000	3,740,063
3.5% 9/1/49 (d)	4,600,000	4,778,969

TOTAL GINNIE MAE		13,687,879

Uniform Mortgage Backed Securities - 2.1%
2.5% 9/1/34 (d)	800,000	810,938
3% 9/1/34 (d)	4,250,000	4,357,910
3% 9/1/49 (d)	600,000	611,578
3% 9/1/49 (d)	2,250,000	2,293,418
3.5% 9/1/49 (d)	15,175,000	15,593,498
4% 9/1/49 (d)	2,150,000	2,231,852
4% 9/1/49 (d)	2,750,000	2,854,695

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		28,753,889

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $43,158,188)		43,301,593

Asset-Backed Securities - 2.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$368,708	$372,724
Series 2019-1 Class A, 3.844% 5/15/39 (a)	811,159	816,531
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	1,181,000	1,181,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (a)(b)(c)	1,359,000	1,358,550
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.5053% 10/25/35 (b)(c)	429,873	428,360
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	26,187	26,173
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,146,696	1,170,375
Class B, 5.095% 4/15/39 (a)	393,874	402,356
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	755,903	774,799
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 0% 10/20/32 (a)(b)(c)(d)	898,000	898,000
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	599,000	598,642
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	338,785	340,639
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	248,399	250,739
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	619,643	621,722
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	273,135	278,863
Class A2II, 4.03% 11/20/47 (a)	469,635	489,895
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (a)(b)(c)	1,349,000	1,352,480
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	979,000	977,369
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,110,870
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	444,709	464,849
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	570,320	576,543
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (a)(b)(c)	480,000	479,751
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	1,179,000	1,178,310
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	975,000	974,826
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	560,222	583,913
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	277,316	278,705
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	514,481	515,771
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (a)(b)(c)	1,178,000	1,177,377
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	1,032,340	1,054,310
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	7,185	7,187
Series 2018-2A Class A, 3.35% 10/15/24 (a)	353,728	354,810
Series 2019-2A Class A, 3.2% 9/15/25 (a)	961,133	964,790
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	937,327	965,703
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	711,764	742,866
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	1,052,137	1,085,801
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	463,586	486,171
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	302,795	303,857
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (a)(b)(c)	1,125,000	1,124,371
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	1,290,000	1,289,297
TOTAL ASSET-BACKED SECURITIES
(Cost $27,657,938)		28,059,295

Collateralized Mortgage Obligations - 0.6%
Private Sponsor - 0.6%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8126% 1/25/37 (a)(b)	213,042	216,541
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	254,205	254,185
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.5823% 8/25/60 (a)(b)(c)	661,319	660,043
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.7234% 10/15/54 (a)(b)(c)	864,599	863,707
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.9023% 12/22/69 (a)(b)(c)	595,467	597,139
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	2,275,000	2,291,125
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.6834% 7/15/58 (a)(b)(c)	1,579,000	1,578,678
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.8476% 1/21/70 (a)(b)(c)	1,200,000	1,200,277
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	75,995	75,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,723,832)		7,737,588

Commercial Mortgage Securities - 2.0%
Barclays Commercial Mortgage Securities LLC Series 2018-C2 Class A5, 4.314% 12/15/51	500,000	580,443
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	674,000	781,003
Series 2019-B12 Class XA, 1.207% 8/15/52 (b)(e)	8,100,000	631,730
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (a)(b)(c)	261,328	261,351
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (a)(b)(c)	380,886	381,959
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.4951% 4/15/34 (a)(b)(c)	614,000	613,999
Class C, 1 month U.S. LIBOR + 1.600% 3.7951% 4/15/34 (a)(b)(c)	406,000	406,001
Class D, 1 month U.S. LIBOR + 1.900% 4.0951% 4/15/34 (a)(b)(c)	426,000	427,333
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (a)(b)(c)	1,066,000	1,065,998
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (a)(b)(c)	1,568,000	1,567,997
Class B, 1 month U.S. LIBOR + 1.500% 3.6951% 6/15/34 (a)(b)(c)	309,000	309,001
Class C, 1 month U.S. LIBOR + 1.750% 3.9451% 6/15/34 (a)(b)(c)	349,000	349,001
Citigroup Commercial Mortgage Trust:
Series 2015-GC29 Class XA, 1.2411% 4/10/48 (b)(e)	3,513,969	153,397
Series 2018-C6 Class A4, 4.412% 11/10/51	165,000	193,251
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	282,938
Series 2014-CR17 Class XA, 1.1456% 5/10/47 (b)(e)	1,550,552	60,754
Series 2014-CR19 Class XA, 1.2328% 8/10/47 (b)(e)	3,876,424	164,537
Series 2014-LC17 Class XA, 0.9977% 10/10/47 (b)(e)	3,179,510	96,501
Series 2015-DC1 Class XA, 1.2533% 2/10/48 (b)(e)	1,137,082	44,744
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.0751% 12/15/31 (a)(b)(c)	500,000	499,999
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (a)(b)(c)	2,000,000	2,001,255
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	636,998
Class B, 4.5349% 4/15/36 (a)	107,000	114,517
Class C, 4.9414% 4/15/36 (a)(b)	123,000	131,079
Class D, 4.9414% 4/15/36 (a)(b)	245,000	256,946
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	429,000	500,695
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.4451% 12/15/30 (a)(b)(c)	1,296,000	1,291,142
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.6451% 9/15/31 (a)(b)(c)	1,875,000	1,870,463
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.2851% 10/15/31 (a)(b)(c)	457,000	456,681
sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51	250,000	286,556
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	103,000	111,239
Class DFX, 5.3503% 7/5/33 (a)	159,000	171,942
Class EFX, 5.5422% 7/5/33 (a)	218,000	233,520
Class XAFX, 1.2948% 7/5/33 (a)(b)(e)	2,000,000	81,653
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.4451% 8/15/33 (a)(b)(c)	627,000	627,001
Class C, 1 month U.S. LIBOR + 1.500% 3.6951% 8/15/33 (a)(b)(c)	1,510,000	1,510,002
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (a)(b)(c)	710,000	710,442
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51	410,000	479,042
Series 2018-H4 Class A4, 4.31% 12/15/51	1,497,000	1,743,542
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (a)(b)(c)	492,992	493,761
Class B, 1 month U.S. LIBOR + 1.550% 3.7451% 3/15/36 (a)(b)(c)	600,000	602,251
Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (a)(b)(c)	1,094,000	1,098,446
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2152% 12/15/50 (b)(e)	1,478,885	98,911
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.9909% 4/10/46 (a)(b)(c)	888,853	899,454
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.039% 12/15/50 (b)(e)	3,673,691	228,753
Series 2018-C46 Class XA, 1.1126% 8/15/51 (b)(e)	2,140,633	129,044
Series 2018-C48 Class A5, 4.302% 1/15/52	803,000	930,425
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1954% 8/15/47 (b)(e)	1,054,029	44,838
Series 2014-LC14 Class XA, 1.397% 3/15/47 (b)(e)	1,467,325	61,960
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,314,246)		26,674,495

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$143,844
7.5% 4/1/34	700,000	1,102,794
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,747,806
TOTAL MUNICIPAL SECURITIES
(Cost $3,643,091)		3,994,444

Foreign Government and Government Agency Obligations - 0.3%
Argentine Republic 5.875% 1/11/28	$2,000,000	$732,000
Dominican Republic:
5.95% 1/25/27 (a)	2,850,000	3,127,875
6% 7/19/28 (a)	550,000	607,922
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,510,498)		4,467,797

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	420,689
Synchrony Bank 3.65% 5/24/21	559,000	570,401
TOTAL BANK NOTES
(Cost $959,582)		991,090
	Shares	Value

Fixed-Income Funds - 31.9%
Fidelity Emerging Markets Debt Central Fund (f)	4,073,450	$37,597,948
Fidelity Floating Rate Central Fund (f)	672,733	68,020,064
Fidelity Mortgage Backed Securities Central Fund (f)	2,098,806	230,637,827
Fidelity Specialized High Income Central Fund (f)	905,901	92,655,512
TOTAL FIXED-INCOME FUNDS
(Cost $422,005,596)		428,911,351
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,517,186
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 2.13% (g)
(Cost $55,488,972)	55,478,622	55,489,717

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$57,296
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	40,951
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	57,594

TOTAL PUT OPTIONS			155,841

Call Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	59,608
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	598,243
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	227,086

TOTAL CALL OPTIONS			884,937

TOTAL PURCHASED SWAPTIONS
(Cost $711,778)			1,040,778
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $1,360,533,394)			1,417,597,890
NET OTHER ASSETS (LIABILITIES) - (5.4)%			(72,904,130)
NET ASSETS - 100%			$1,344,693,760

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 9/1/49
(Proceeds $821,781)	$(800,000)	$(824,969)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	$(37,824)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(25,011)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(25,127)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(15,552)

TOTAL PUT SWAPTIONS			(103,514)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(85,886)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(78,635)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(238,025)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(26,321)

TOTAL CALL SWAPTIONS			(428,867)

TOTAL WRITTEN SWAPTIONS			$(532,381)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Dec. 2019	$330,500	$1,865	$1,865
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	Dec. 2019	1,712,344	887	887
CBOT 2-Year U.S. Treasury Note Contracts (United States)	54	Dec. 2019	11,670,328	(6,018)	(6,018)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	Dec. 2019	479,906	(758)	(758)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	5	Dec. 2019	722,188	(2,002)	(2,002)

TOTAL SOLD					(7,891)

TOTAL FUTURES CONTRACTS					$(6,026)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,250,000	$(3,993)	$(1,421)	$(5,414)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	(1,917)	(1,370)	(3,287)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(160)	(259)	(419)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,600,000	(5,111)	3,167	(1,944)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,534,000	(4,900)	(10,930)	(15,830)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	676,000	(2,159)	(4,817)	(6,976)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,100,000	(3,514)	(3,856)	(7,370)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,200,000	(3,833)	(189)	(4,022)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	650,000	(2,076)	(4,400)	(6,476)

TOTAL CREDIT DEFAULT SWAPS						$(27,663)	$(24,075)	$(51,738)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	$1,795,000	$3,075	$0	$3,075

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,079,608 or 7.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$624,944
Fidelity Emerging Markets Debt Central Fund	219,491
Fidelity Floating Rate Central Fund	3,457,771
Fidelity Mortgage Backed Securities Central Fund	5,986,874
Fidelity Specialized High Income Central Fund	5,594,912
Total	$15,883,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$--	$39,219,462	$--	$--	$(1,621,514)	$37,597,948	1.3%
Fidelity Floating Rate Central Fund	45,682,761	22,950,607	--	--	(613,304)	68,020,064	3.5%
Fidelity Mortgage Backed Securities Central Fund	160,906,288	66,086,188	5,405,000	14,913	9,035,438	230,637,827	4.0%
Fidelity Specialized High Income Central Fund	72,959,541	43,901,213	28,000,000	(913,028)	4,707,786	92,655,512	15.4%
Total	$279,548,590	$172,157,470	$33,405,000	$(898,115)	$11,508,406	$428,911,351

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$334,462,270	$--	$334,462,270	$--
U.S. Government and Government Agency Obligations	480,950,286	--	480,950,286	--
U.S. Government Agency - Mortgage Securities	43,301,593	--	43,301,593	--
Asset-Backed Securities	28,059,295	--	28,059,295	--
Collateralized Mortgage Obligations	7,737,588	--	7,737,588	--
Commercial Mortgage Securities	26,674,495	--	26,674,495	--
Municipal Securities	3,994,444	--	3,994,444	--
Foreign Government and Government Agency Obligations	4,467,797	--	4,467,797	--
Bank Notes	991,090	--	991,090	--
Fixed-Income Funds	428,911,351	428,911,351	--	--
Preferred Securities	1,517,186	--	1,517,186	--
Money Market Funds	55,489,717	55,489,717	--	--
Purchased Swaptions	1,040,778	--	1,040,778	--
Total Investments in Securities:	$1,417,597,890	$484,401,068	$933,196,822	$--
Derivative Instruments:
Assets
Futures Contracts	$2,752	$2,752	$--	$--
Swaps	3,075	--	3,075	--
Total Assets	$5,827	$2,752	$3,075	$--
Liabilities
Futures Contracts	$(8,778)	$(8,778)	$--	$--
Swaps	(27,663)	--	(27,663)	--
Written Swaptions	(532,381)	--	(532,381)	--
Total Liabilities	$(568,822)	$(8,778)	$(560,044)	$--
Total Derivative Instruments:	$(562,995)	$(6,026)	$(556,969)	$--
Other Financial Instruments:
TBA Sale Commitments	$(824,969)	$--	$(824,969)	$--
Total Other Financial Instruments:	$(824,969)	$--	$(824,969)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(27,663)
Total Credit Risk	0	(27,663)
Interest Rate Risk
Futures Contracts(b)	2,752	(8,778)
Purchased Swaptions(c)	1,040,778	0
Swaps(d)	3,075	0
Written Swaptions(e)	0	(532,381)
Total Interest Rate Risk	1,046,605	(541,159)
Total Value of Derivatives	$1,046,605	$(568,822)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $883,038,826)	$933,196,822
Fidelity Central Funds (cost $477,494,568)	484,401,068
Total Investment in Securities (cost $1,360,533,394)		$1,417,597,890
Segregated cash with brokers for derivative instruments		204,819
Cash		40,428
Receivable for premium on written options		411,845
Receivable for TBA sale commitments		821,781
Receivable for fund shares sold		3,794,523
Interest receivable		6,326,145
Distributions receivable from Fidelity Central Funds		46,516
Total assets		1,429,243,947
Liabilities
Payable for investments purchased
Regular delivery	$38,727,463
Delayed delivery	43,199,627
TBA sale commitments, at value	824,969
Payable for fund shares redeemed	844,171
Bi-lateral OTC swaps, at value	27,663
Accrued management fee	333,143
Payable for daily variation margin on futures contracts	7,281
Payable for daily variation margin on centrally cleared OTC swaps	4,902
Written options, at value (premium receivable $411,845)	532,381
Other payables and accrued expenses	48,587
Total liabilities		84,550,187
Net Assets		$1,344,693,760
Net Assets consist of:
Paid in capital		$1,286,079,150
Total distributable earnings (loss)		58,614,610
Net Assets, for 130,090,401 shares outstanding		$1,344,693,760
Net Asset Value, offering price and redemption price per share ($1,344,693,760 ÷ 130,090,401 shares)		$10.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$102,938
Interest (including $29,842 from security lending)		23,074,735
Income from Fidelity Central Funds		15,413,114
Total income		38,590,787
Expenses
Management fee	$3,304,432
Independent trustees' fees and expenses	4,803
Commitment fees	2,765
Total expenses before reductions	3,312,000
Expense reductions	(918)
Total expenses after reductions		3,311,082
Net investment income (loss)		35,279,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,619,698
Fidelity Central Funds	(898,860)
Futures contracts	(366,713)
Swaps	(115,403)
Written options	11,542
Capital gain distributions from Fidelity Central Funds	470,878
Total net realized gain (loss)		1,721,142
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	62,732,254
Fidelity Central Funds	11,509,150
Futures contracts	(4,803)
Swaps	(48,663)
Written options	(120,536)
Delayed delivery commitments	(4,248)
Total change in net unrealized appreciation (depreciation)		74,063,154
Net gain (loss)		75,784,296
Net increase (decrease) in net assets resulting from operations		$111,064,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,279,705	$19,153,359
Net realized gain (loss)	1,721,142	(1,042,263)
Change in net unrealized appreciation (depreciation)	74,063,154	(19,307,487)
Net increase (decrease) in net assets resulting from operations	111,064,001	(1,196,391)
Distributions to shareholders	(35,140,109)	–
Distributions to shareholders from net investment income	–	(17,758,228)
Distributions to shareholders from net realized gain	–	(646,200)
Total distributions	(35,140,109)	(18,404,428)
Share transactions
Proceeds from sales of shares	617,290,307	628,502,092
Reinvestment of distributions	35,140,104	18,404,421
Cost of shares redeemed	(296,815,641)	(207,395,157)
Net increase (decrease) in net assets resulting from share transactions	355,614,770	439,511,356
Total increase (decrease) in net assets	431,538,662	419,910,537
Net Assets
Beginning of period	913,155,098	493,244,561
End of period	$1,344,693,760	$913,155,098
Other Information
Undistributed net investment income end of period		$1,375,029
Shares
Sold	62,846,985	64,085,404
Issued in reinvestment of distributions	3,556,674	1,875,123
Redeemed	(30,153,202)	(21,121,775)
Net increase (decrease)	36,250,457	44,838,752

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

Years ended August 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.315	.280	.061
Net realized and unrealized gain (loss)	.610	(.347)	.073
Total from investment operations	.925	(.067)	.134
Distributions from net investment income	(.315)	(.261)	(.064)
Distributions from net realized gain	–	(.012)	–
Total distributions	(.315)	(.273)	(.064)
Net asset value, end of period	$10.34	$9.73	$10.07
Total ReturnC,D	9.72%	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.30%	.30%G
Expenses net of fee waivers, if any	.30%	.30%	.30%G
Expenses net of all reductions	.30%	.30%	.30%G
Net investment income (loss)	3.20%	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,344,694	$913,155	$493,245
Portfolio turnover rateH	83%	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, swap agreements and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,335,444
Gross unrealized depreciation	(6,896,432)
Net unrealized appreciation (depreciation)	$57,439,012
Tax Cost	$1,359,600,048

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,581,517
Net unrealized appreciation (depreciation) on securities and other investments	$57,033,092

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$35,140,109	$18,073,943
Long-term Capital Gains	–	330,485
Total	$35,140,109	$18,404,428

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(27,124)	$(51,738)
Total Credit Risk	(27,124)	(51,738)
Interest Rate Risk
Futures Contracts	(366,713)	(4,803)
Purchased Options	(54,227)	329,000
Swaps	(88,279)	3,075
Written Options	11,542	(120,536)
Total Interest Rate Risk	(497,677)	206,736
Totals	$(524,801)	$(154,998)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $364,021,089 and $74,196,883, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $11,484.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,765 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $918.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond K6 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from May 25, 2017 (commencement of operations) to August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 25, 2017 (commencement of operations) to August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.30%	$1,000.00	$1,075.80	$1.57
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond K6 Fund voted to pay on October 14, 2019, to shareholders of record at the opening of business on October 11, 2019, a distribution of $0.011 per share derived from capital gains realized from sales of portfolio securities.

A total of 25.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TBDK6-ANN-1019
1.9884015.102

Fidelity® Series Government Bond Index Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Life of fundA
Fidelity® Series Government Bond Index Fund	10.40%	10.11%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Government Bond Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$11,052	Fidelity® Series Government Bond Index Fund
$11,052	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:   For the fiscal year ending August 31, 2019, the fund returned 10.40%, about in line, net of fees, with the 10.31% return of the Bloomberg Barclays Government BondIndex. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index and the significant cost and liquidity challenges associated with full replication of the index, we use “statistical sampling” techniques in constructing the portfolio. This approach involves defining and maintaining an “optimal” subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund's performance versus the benchmark was slightly boosted by "pricing basis." The fund is typically priced at 4:00 p.m. Eastern, while the benchmark is priced at 3:00 p.m. This led to a reported performance differential, particularly due to pricing dispersion on the last day of the period. Bonds were bolstered by expectations of declining interest rates amid muted inflation and a global growth slowdown that was exacerbated by escalating international trade tension.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
1 - 1.99%	8.5
2 - 2.99%	68.1
3 - 3.99%	21.0
4 - 4.99%	0.1
5 - 5.99%	0.1
6 - 6.99%	0.9
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	96.3%
U.S. Government Agency Obligations	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
1.25% 8/17/21	$181,000	$179,941
1.875% 9/24/26	663,000	679,521
2% 10/5/22	5,000	5,082
2.125% 4/24/26	6,000	6,230
5.625% 7/15/37	58,000	88,251
6.25% 5/15/29	71,000	100,220
7.125% 1/15/30	6,000	9,056
Freddie Mac:
2.75% 6/19/23	11,000	11,507
6.25% 7/15/32	585,000	880,690
6.75% 9/15/29	185,000	270,063
		2,230,561
U.S. Treasury Obligations - 96.3%
U.S. Treasury Bonds:
2.5% 2/15/45	10,000	11,096
2.75% 8/15/47	43,000	50,255
2.875% 5/15/43	10,000	11,802
2.875% 8/15/45	66,000	78,378
2.875% 11/15/46	1,198,000	1,429,691
2.875% 5/15/49	343,000	413,618
3% 5/15/42	158,000	189,835
3% 11/15/44	135,000	163,303
3% 11/15/45	916,000	1,113,405
3% 2/15/47	244,000	298,233
3% 5/15/47	808,000	987,812
3% 2/15/48	636,000	779,622
3% 8/15/48	36,000	44,222
3% 2/15/49	378,000	465,678
3.125% 2/15/43	137,000	168,050
3.125% 8/15/44	233,000	287,446
3.125% 5/15/48	198,000	248,451
3.375% 11/15/48	4,408,000	5,798,242
3.625% 8/15/43	81,000	107,486
3.75% 8/15/41	61,000	81,530
3.75% 11/15/43	7,682,000	10,397,407
3.875% 8/15/40	2,271,000	3,076,673
4.25% 11/15/40	92,000	130,816
4.625% 2/15/40	30,000	44,467
4.75% 2/15/41	12,000	18,181
5% 5/15/37	13,000	19,572
5.25% 11/15/28	5,000	6,613
U.S. Treasury Notes:
1.25% 8/31/24	852,000	846,242
1.375% 9/30/20	3,089,000	3,075,606
1.375% 4/30/21	171,000	170,372
1.5% 8/15/22	2,129,000	2,133,241
1.5% 8/15/26	192,000	192,585
1.625% 2/15/26	10,000	10,107
1.625% 5/15/26	222,000	224,445
1.75% 11/30/21	72,000	72,402
1.75% 6/30/22	207,000	208,811
1.75% 7/15/22	2,004,000	2,021,300
1.75% 6/30/24	1,098,000	1,115,671
1.75% 7/31/24	720,000	732,066
2% 11/15/21	223,000	225,448
2% 7/31/22	198,000	201,210
2% 10/31/22	1,355,000	1,378,607
2% 11/30/22	242,000	246,330
2% 5/31/24	1,618,000	1,662,242
2% 2/15/25	56,000	57,687
2% 8/15/25	204,000	210,471
2% 11/15/26	2,919,000	3,028,348
2.125% 5/15/22	655,000	666,488
2.125% 12/31/22	69,000	70,566
2.125% 3/31/24	2,417,000	2,492,626
2.25% 3/31/21	11,713,000	11,826,927
2.25% 4/15/22	3,309,000	3,375,697
2.25% 4/30/24	2,642,000	2,741,385
2.25% 11/15/24	196,000	204,093
2.25% 12/31/24	24,000	25,018
2.25% 2/15/27	3,500,000	3,696,055
2.25% 8/15/27	96,000	101,614
2.25% 11/15/27	202,000	214,033
2.375% 4/15/21	10,000	10,121
2.375% 3/15/22	1,508,000	1,542,637
2.375% 1/31/23	92,000	94,879
2.375% 2/29/24	6,467,000	6,738,311
2.375% 8/15/24	200,000	209,133
2.375% 4/30/26	19,000	20,107
2.375% 5/15/27	1,542,000	1,644,519
2.5% 12/31/20	235,000	237,506
2.5% 1/31/21	6,346,000	6,418,632
2.5% 1/15/22	191,000	195,484
2.5% 2/15/22	13,795,000	14,134,481
2.5% 3/31/23	67,000	69,513
2.5% 1/31/24	308,000	322,173
2.5% 5/15/24	200,000	209,836
2.5% 2/28/26	1,602,000	1,705,880
2.625% 11/15/20	221,000	223,357
2.625% 12/15/21	259,000	265,647
2.625% 2/28/23	122,000	126,947
2.625% 6/30/23	7,860,000	8,210,937
2.625% 12/31/23	223,000	234,237
2.625% 3/31/25	1,463,000	1,556,266
2.625% 12/31/25	39,000	41,764
2.625% 2/15/29	3,116,000	3,422,853
2.75% 9/30/20	315,000	318,248
2.75% 11/30/20	256,000	259,270
2.75% 8/15/21	31,000	31,716
2.75% 9/15/21	58,000	59,434
2.75% 5/31/23	237,000	248,359
2.75% 7/31/23	425,000	446,233
2.75% 8/31/23	23,000	24,179
2.75% 11/15/23	202,000	212,889
2.75% 2/28/25	40,000	42,788
2.75% 8/31/25	17,000	18,272
2.75% 2/15/28	20,000	22,009
2.875% 10/31/20	102,000	103,299
2.875% 10/15/21	348,000	357,801
2.875% 11/15/21	399,000	410,721
2.875% 9/30/23	17,000	17,975
2.875% 10/31/23	36,000	38,102
2.875% 11/30/23	1,090,000	1,155,102
2.875% 5/31/25	104,000	112,210
2.875% 7/31/25	3,667,000	3,963,511
2.875% 11/30/25	12,000	13,019
2.875% 5/15/28	99,000	110,172
2.875% 8/15/28	2,856,000	3,184,663
3% 9/30/25	29,000	31,615
3% 10/31/25	3,689,000	4,025,333
3.125% 11/15/28	241,000	274,486
3.625% 2/15/21	218,000	224,182
		132,990,385
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $128,530,196)		135,220,946
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.13% (a)
(Cost $1,634,332)	1,634,005	1,634,332
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $130,164,528)		136,855,278
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,185,431
NET ASSETS - 100%		$138,040,709

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,419
Total	$31,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$135,220,946	$--	$135,220,946	$--
Money Market Funds	1,634,332	1,634,332	--	--
Total Investments in Securities:	$136,855,278	$1,634,332	$135,220,946	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $128,530,196)	$135,220,946
Fidelity Central Funds (cost $1,634,332)	1,634,332
Total Investment in Securities (cost $130,164,528)		$136,855,278
Receivable for investments sold		315,531
Receivable for fund shares sold		9,076,053
Interest receivable		721,421
Distributions receivable from Fidelity Central Funds		4,078
Total assets		146,972,361
Liabilities
Payable for investments purchased	$6,645,391
Payable for fund shares redeemed	2,285,122
Distributions payable	9
Other payables and accrued expenses	1,130
Total liabilities		8,931,652
Net Assets		$138,040,709
Net Assets consist of:
Paid in capital		$130,925,446
Total distributable earnings (loss)		7,115,263
Net Assets, for 12,832,574 shares outstanding		$138,040,709
Net Asset Value, offering price and redemption price per share ($138,040,709 ÷ 12,832,574 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Interest		$1,218,309
Income from Fidelity Central Funds		31,419
Total income		1,249,728
Expenses
Custodian fees and expenses	$1,700
Independent trustees' fees and expenses	160
Commitment fees	73
Total expenses before reductions	1,933
Expense reductions	(177)
Total expenses after reductions		1,756
Net investment income (loss)		1,247,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	424,815
Fidelity Central Funds	(3)
Total net realized gain (loss)		424,812
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,691,142
Fidelity Central Funds	3
Total change in net unrealized appreciation (depreciation)		6,691,145
Net gain (loss)		7,115,957
Net increase (decrease) in net assets resulting from operations		$8,363,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,247,972	$1,045
Net realized gain (loss)	424,812	(52)
Change in net unrealized appreciation (depreciation)	6,691,145	(395)
Net increase (decrease) in net assets resulting from operations	8,363,929	598
Distributions to shareholders	(1,248,222)	–
Distributions to shareholders from net investment income	–	(1,043)
Total distributions	(1,248,222)	(1,043)
Share transactions
Proceeds from sales of shares	142,501,256	1,490,050
Reinvestment of distributions	1,248,212	934
Cost of shares redeemed	(14,315,005)	–
Net increase (decrease) in net assets resulting from share transactions	129,434,463	1,490,984
Total increase (decrease) in net assets	136,550,170	1,490,539
Net Assets
Beginning of period	1,490,539	–
End of period	$138,040,709	$1,490,539
Other Information
Undistributed net investment income end of period		$2
Shares
Sold	13,941,562	149,005
Issued in reinvestment of distributions	119,800	93
Redeemed	(1,377,886)	–
Net increase (decrease)	12,683,476	149,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

Years ended August 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.239	.010
Net realized and unrealized gain (loss)	.782	–C
Total from investment operations	1.021	.010
Distributions from net investment income	(.261)	(.010)
Total distributions	(.261)	(.010)
Net asset value, end of period	$10.76	$10.00
Total ReturnD,E	10.40%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H,I
Expenses net of fee waivers, if any	- %H	- %H,I
Expenses net of all reductions	- %H	- %H,I
Net investment income (loss)	2.37%	2.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$138,041	$1,491
Portfolio turnover rateJ	59%	4%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,694,586
Gross unrealized depreciation	(4,296)
Net unrealized appreciation (depreciation)	$6,690,290
Tax Cost	$130,164,988

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$424,972
Net unrealized appreciation (depreciation) on securities and other investments	$6,690,290

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018(a)
Ordinary Income	$1,248,222	$ 1,043

 (a) For the period August 17, 2018 (commencement of operations) to August 31, 2018.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $175,993 and $0, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $177.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended August 31, 2019 and for the period August 17, 2018 (commencement of operations) through August 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year ended August 31, 2019, and the changes in its net assets and the financial highlights for the year ended August 31, 2019 and for the period August 17, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	- %-C	$1,000.00	$1,083.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Government Bond Index Fund voted to pay on October 14, 2019, to shareholders of record at the opening of business on October 11, 2019, a distribution of $0.029 per share derived from capital gains realized from sales of portfolio securities.

A total of 96.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

XGB-ANN-1019
1.9891225.101

Item 2.

Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Core Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$87,000	$6,700	$3,300	$3,800
Fidelity Government Income Fund	$86,000	$6,400	$3,300	$3,700
Fidelity Intermediate Government Income Fund	$72,000	$5,800	$3,300	$3,400
Fidelity Series Government Bond Index Fund	$71,000	$5,500	$3,900	$3,200
Fidelity Total Bond Fund	$117,000	$9,700	$4,600	$5,600

August 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$77,000	$6,600	$3,900	$3,700
Fidelity Government Income Fund	$81,000	$6,900	$3,300	$3,900
Fidelity Intermediate Government Income Fund	$74,000	$6,500	$3,300	$3,600
Fidelity Series Government Bond Index Fund	$45,000	$-	$3,300	$-
Fidelity Total Bond Fund	$132,000	$13,100	$20,300	$7,300

A Amounts may reflect rounding.

B Fidelity Series Government Bond Index Fund commenced operations on August 17, 2018.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$76,000	$100	$6,500	$2,100

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$79,000	$100	$6,500	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2019A	August 31, 2018A,B
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Bond Index Fund’s commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2019A	August 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2019A	August 31, 2018A,B
PwC	$12,525,000	$10,985,000
Deloitte Entities	$710,000	$360,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Bond Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019